                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated May 1, 2009, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials.

This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. International Growth Fund -- Series II shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Global Thematic Growth Portfolio -- Class B (formerly,
  AllianceBernstein Global Technology Portfolio)
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Core Value Equity Fund -- Class 1 Shares
Money Market Fund
Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares

Genworth Variable Insurance Trust:
Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason Partners Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Western Asset Management Core Plus Fixed Income Fund

Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares

Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:
Overseas Portfolio -- Service Shares (formerly, International Growth Portfolio)

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Capital and Income Portfolio -- Class II

Van Kampen Life Investment Trust:
Capital Growth Portfolio -- Class II Shares

The following Portfolios are not available to contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund -- Series II Shares

BlackRock Variable Series Funds, Inc.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE Investments Funds, Inc:
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer MidCap Fund/VA -- Service Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2009, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents
Definitions...........................................................  8

Fee Tables............................................................ 11
   Examples........................................................... 18

Synopsis.............................................................. 20

Condensed Financial Information....................................... 23

The Company........................................................... 23

Financial Condition of the Company.................................... 24

The Separate Account.................................................. 25
   The Portfolios..................................................... 25
   Subaccounts........................................................ 26
   Voting Rights...................................................... 37
   Asset Allocation Program........................................... 37

The Guarantee Account................................................. 46

Charges and Other Deductions.......................................... 47
   Transaction Expenses............................................... 47
       Surrender Charge............................................... 47
       Exceptions to the Surrender Charge............................. 48
   Deductions from the Separate Account............................... 48
   Charges for the Living Benefit Rider Options....................... 48
   Charges for the Death Benefit Rider Options........................ 52
   Other Charges...................................................... 53

The Contract.......................................................... 53
   Purchase of the Contract........................................... 53
   Ownership.......................................................... 54
   Assignment......................................................... 54
   Purchase Payments.................................................. 55
   Valuation Day and Valuation Period................................. 55
   Allocation of Purchase Payments.................................... 55
   Valuation of Accumulation Units.................................... 56

Transfers............................................................. 56
   Transfers Before the Annuity Commencement Date..................... 56
   Transfers from the Guarantee Account to the Subaccounts............ 57
   Transfers from the Subaccounts to the Guarantee Account............ 57
   Transfers Among the Subaccounts.................................... 57
   Telephone/Internet Transactions.................................... 58
   Confirmation of Transactions....................................... 58
   Special Note on Reliability........................................ 58
   Transfers by Third Parties......................................... 59
   Special Note on Frequent Transfers................................. 59
   Dollar Cost Averaging Program...................................... 60
   Defined Dollar Cost Averaging Program.............................. 61
   Portfolio Rebalancing Program...................................... 62
   Guarantee Account Interest Sweep Program........................... 63

Surrenders and Partial Withdrawals........................................  63
   Surrenders and Partial Withdrawals.....................................  63
   Restrictions on Distributions from Certain Contracts...................  64
   Systematic Withdrawal Program..........................................  65
   Guaranteed Minimum Withdrawal Benefit Rider Options....................  66
       Lifetime Income Plus Solution......................................  66
       Lifetime Income Plus 2008..........................................  78
       Lifetime Income Plus 2007..........................................  90
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the date of state insurance
         department approval).............................................  97
       Lifetime Income Plus (for contracts issued prior to May 1,
         2006, or prior to the date of state insurance department
         approval)........................................................ 103
       Guaranteed Withdrawal Advantage.................................... 109
       Investment Strategy for the Guaranteed Minimum Withdrawal
         Benefit Rider Options............................................ 113
   Annuity Cross Funding Program.......................................... 114

Death of Owner and/or Annuitant........................................... 115
   Distribution Provisions Upon Death of Owner or Joint Owner............. 115
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date.................................................... 116
   Basic Death Benefit.................................................... 116
   Annual Step-Up Death Benefit Rider Option.............................. 116
   5% Rollup Death Benefit Rider Option................................... 117
   Earnings Protector Death Benefit Rider Option.......................... 118
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup
     Death Benefit Rider Option........................................... 119
   Termination of Death Benefit Rider Options When Contract Assigned
     or Sold.............................................................. 119
   How to Claim Proceeds and/or Death Benefit Payments.................... 119
   Distribution Rules..................................................... 122

Income Payments........................................................... 122
   Income Payments and the Annuity Commencement Date...................... 122
   Optional Payment Plans................................................. 124
   Variable Income Payments............................................... 125
   Transfers After the Annuity Commencement Date.......................... 125
   Guaranteed Income Advantage............................................ 126
   Payment Protection Rider Options....................................... 133
       Payment Optimizer Plus............................................. 133
       Principal Protection Advantage..................................... 142

Tax Matters............................................................... 148
   Introduction........................................................... 148
   Taxation of Non-Qualified Contracts.................................... 148
   Section 1035 Exchanges................................................. 151
   Qualified Retirement Plans............................................. 152
   Federal Income Tax Withholding......................................... 155
   State Income Tax Withholding........................................... 156
   Tax Status of the Company.............................................. 156
   Federal Estate Taxes................................................... 156
   Generation-Skipping Transfer Tax....................................... 156
   Annuity Purchases by Residents of Puerto Rico.......................... 156
   Annuity Purchases by Nonresident Aliens and Foreign Corporations....... 156
   Foreign Tax Credits.................................................... 156
   Changes in the Law..................................................... 156


Requesting Payments................................................... 156

Sale of the Contracts................................................. 157

Additional Information................................................ 158
   Owner Questions.................................................... 158
   Return Privilege................................................... 158
   State Regulation................................................... 159
   Evidence of Death, Age, Gender, Marital Status or Survival......... 159
   Records and Reports................................................ 159
   Other Information.................................................. 159
   Legal Proceedings.................................................. 159

Appendix A -- Examples of the Available Death Benefits................ A-1

Appendix B -- Condensed Financial Information......................... B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Payment Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus or Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed Years  Surrender Charge as
 payments partially withdrawn or surrendered)      Since We Received the      a Percentage of the
                                                   Purchase Payment           Purchase Payment
                                                                              Partially Withdrawn or
                                                                              Surrendered/1,2/
                                                   --------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                          6 or more                    0%
-----------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/3 /
-----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                             $30.00/1/
--------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                     1.30%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                         0.15%
--------------------------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                         1.45%
--------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Guaranteed Withdrawal Advantage/4/                                     0.50%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single Annuitant Contract                                             0.60%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/6/
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                            0.50%                       0.50%
--------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage/7/                                      0.40%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus/8/
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2,9/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                 Current Charge/10/          Maximum Charge/3,10/
                                                             ---------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                                0.95% of benefit base        2.00% of benefit base
----------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
 Death Benefit -- Annuitant
Age 45-70
 Single or Joint Annuitant Contract                           0.95% of benefit base plus   2.00% of benefit base plus
                                                             0.20% of value of Principal  0.50% of value of Principal
                                                                Protection Death Benefit     Protection Death Benefit
----------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
 Death Benefit -- Annuitant
Age 71-85
 Single or Joint Annuitant Contract                           0.95% of benefit base plus   2.00% of benefit base plus
                                                             0.50% of value of Principal  0.50% of value of Principal
                                                                Protection Death Benefit     Protection Death Benefit
----------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options/11/
  (as a percentage of your Contract Value at the time the charge is taken)/12/
----------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge             Maximum Charge/3/
                                                             ---------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                               0.20%                        0.20%
----------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                    0.30%                        0.30%
----------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                           0.30%                        0.30%
----------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5%
 Rollup Death Benefit Rider Option                                      0.70%                        0.70%
----------------------------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/5/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/6/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

/7/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/8/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/9/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for each rider will be deducted at the end of the calendar quarter.

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:

                                                                                              Current Charge
                                                                                        ----------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                          0.85% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 45-70
  Single or Joint Annuitant Contract                                                     0.85% of benefit base plus
                                                                                        0.15% of value of Principal
                                                                                           Protection Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 71-85
  Single or Joint Annuitant Contract                                                     0.85% of benefit base plus
                                                                                        0.40% of value of Principal
                                                                                           Protection Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                                              Maximum Charge
                                                                                        ---------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                          2.00% of benefit base
-------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 45-70
  Single or Joint Annuitant Contract                                                     2.00% of benefit base plus
                                                                                        0.50% of value of Principal
                                                                                           Protection Death Benefit
-------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 71-85
  Single or Joint Annuitant Contract                                                     2.00% of benefit base plus
                                                                                        0.50% of value of Principal
                                                                                           Protection Death Benefit
-------------------------------------------------------------------------------------------------------------------

/11/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/12/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
---------------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                                                $30.00/1/
---------------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                                     1.30%
---------------------------------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                                         0.15%
---------------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Option/2/
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------------------------------------
                                                                                           Current Charge Maximum Charge/3/
                                                                                           --------------------------------
Guaranteed Withdrawal Advantage                                                                0.50%           1.00%
---------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus                                                                           0.60%           2.00%
---------------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                                                    0.50%           0.50%
---------------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage                                                                 0.40%           1.00%
---------------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options/4/
 (as a percentage of your Contract Value at the time the charge is taken)/5/
---------------------------------------------------------------------------------------------------------------------------
                                                                                           Current Charge  Maximum Charge
                                                                                           --------------------------------
Annual Step-Up Death Benefit Rider Option                                                      0.20%           0.20%
---------------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                                           0.30%           0.30%
---------------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                                                  0.30%           0.30%
---------------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option      0.70%           0.70%
---------------------------------------------------------------------------------------------------------------------------
                                                                                              Current         Maximum
                                                                                           --------------------------------
Maximum Total Separate Account Annual Expenses/6/                                              2.65%           3.65%
---------------------------------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/5/All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                                                   $30.00/1/
------------------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
------------------------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                                        1.30%
------------------------------------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                                            0.15%
------------------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/
 (as a percentage of your average daily net assets in the Separate Account)
------------------------------------------------------------------------------------------------------------------------------
                                                                                              Current Charge Maximum Charge/3/
                                                                                              --------------------------------
Guaranteed Withdrawal Advantage                                                                   0.50%           1.00%
------------------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                                                       0.40%           0.50%
------------------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage                                                                    0.40%           1.00%
------------------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options
 (as a percentage of your Contract Value at the time the charge is taken)/4/
------------------------------------------------------------------------------------------------------------------------------
                                                                                              Current Charge  Maximum Charge
                                                                                              --------------------------------
Annual Step-Up Death Benefit Rider Option                                                         0.20%           0.20%
------------------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5 /                                                          0.30%           0.30%
------------------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                                                     0.30%           0.30%
------------------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option/5/      0.70%           0.70%
------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Current         Maximum
                                                                                              --------------------------------
Maximum Total Separate Account Annual Expenses/6/                                                 2.65%           3.15%
------------------------------------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider Option and the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.42%   7.97%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2008, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.42% and 2.05%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,726      $3,925      $5,857       $9,948

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,183      $3,475      $5,550       $9,929

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,231      $3,516      $5,584       $9,948

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,651      $3,648      $5,320       $8,533

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,105      $3,183      $4,985       $8,509

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,152      $3,224      $5,020       $8,533

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,610      $3,550      $5,190       $8,392

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,014      $3,035      $4,807       $8,339

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,108      $3,118      $4,880       $8,392

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments --Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Guaranteed Income Advantage," and "Tax Treatment of Principal Protection Advantage" provisions of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that which also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

The Living Benefit Rider Options. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Five other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Principal
Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the riders and their features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit available under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract --Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how these events may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments in an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio has caused us to re-evaluate product offerings. In addition, we have recently added a capital contribution from our parent in the fourth quarter of 2008 to increase our risk based-capital. We are continuing to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

                                                                                    Adviser (and Sub-Adviser(s),
                    Subaccount Investing In            Investment Objective                as applicable)
                    -------------------------------------------------------------------------------------------------
AIM VARIABLE        AIM V.I. Capital Appreciation  Growth of capital.            Invesco Aim Advisors, Inc.
INSURANCE FUNDS/1/  Fund -- Series I shares                                      (subadvised by Invesco Trimark
                                                                                 Ltd.; Invesco Global Asset
                                                                                 Management (N.A.), Inc.; Invesco
                                                                                 Institutional (N.A.), Inc.; Invesco
                                                                                 Senior Secured Management, Inc.;
                                                                                 Invesco Hong Kong Limited;
                                                                                 Invesco Asset Management Limited;
                                                                                 Invesco Asset Management (Japan)
                                                                                 Limited; Invesco Asset Management
                                                                                 Deutschland, GmbH; and Invesco
                                                                                 Australia Limited)
                    -------------------------------------------------------------------------------------------------
                    AIM V.I. Core Equity Fund --   Growth of capital.            Invesco Aim Advisors, Inc.
                    Series I shares                                              (subadvised by Invesco Trimark
                                                                                 Ltd.; Invesco Global Asset
                                                                                 Management (N.A.), Inc.; Invesco
                                                                                 Institutional (N.A.), Inc.; Invesco
                                                                                 Senior Secured Management, Inc.;
                                                                                 Invesco Hong Kong Limited;
                                                                                 Invesco Asset Management Limited;
                                                                                 Invesco Asset Management (Japan)
                                                                                 Limited; Invesco Asset Management
                                                                                 Deutschland, GmbH; and Invesco
                                                                                 Australia Limited)
                    -------------------------------------------------------------------------------------------------
                    AIM V.I. International Growth  Long-term growth of capital.  Invesco Aim Advisors, Inc.
                    Fund -- Series II shares                                     (subadvised by Invesco Trimark
                                                                                 Ltd.; Invesco Global Asset
                                                                                 Management (N.A.), Inc.; Invesco
                                                                                 Institutional (N.A.), Inc.; Invesco
                                                                                 Senior Secured Management, Inc.;
                                                                                 Invesco Hong Kong Limited;
                                                                                 Invesco Asset Management Limited;
                                                                                 Invesco Asset Management (Japan)
                                                                                 Limited; Invesco Asset Management
                                                                                 Deutschland, GmbH; and Invesco
                                                                                 Australia Limited)
                    -------------------------------------------------------------------------------------------------

                     /1 /It is anticipated that, on or about the end of the
                        fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Global Asset Management (N.A.), Inc. and Invesco Institutional (N.A.), Inc. will be combined into a single entity, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the investment adviser to Portfolios of the AIM Variable Insurance Funds. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities.


                         Subaccount Investing In                     Investment Objective
                         ----------------------------------------------------------------------------
ALLIANCEBERNSTEIN        AllianceBernstein Balanced        Seeks to maximize total return
VARIABLE PRODUCTS        Wealth Strategy Portfolio --      consistent with the adviser's
SERIES FUND, INC.        Class B                           determination of reasonable risk.
                         ----------------------------------------------------------------------------
                         AllianceBernstein Global          Long-term growth of capital.
                         Thematic Growth Portfolio --
                         Class B (formerly,
                         AllianceBernstein Global
                         Technology Portfolio)
                         ----------------------------------------------------------------------------
                         AllianceBernstein Growth and      Long-term growth of capital.
                         Income Portfolio -- Class B
                         ----------------------------------------------------------------------------
                         AllianceBernstein International   Long-term growth of capital.
                         Value Portfolio -- Class B
                         ----------------------------------------------------------------------------
                         AllianceBernstein Large Cap       Long-term growth of capital.
                         Growth Portfolio -- Class B
                         ----------------------------------------------------------------------------
                         AllianceBernstein Small Cap       Long-term growth of capital.
                         Growth Portfolio -- Class B
                         ----------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --   The fund pursues long-term total
VARIABLE PORTFOLIOS II,  Class II                          return using a strategy that seeks to
INC.                                                       protect against U.S. inflation.
                         ----------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Basic Value V.I. Fund   Seeks capital appreciation, and
SERIES FUNDS, INC.       -- Class III Shares               secondarily, income.

                         ----------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.  Seeks high total investment return.
                         Fund -- Class III Shares



                         ----------------------------------------------------------------------------
                         BlackRock Value Opportunities     Seeks long-term growth of capital.
                         V.I. Fund -- Class III Shares

                         ----------------------------------------------------------------------------
COLUMBIA FUNDS           Columbia Marsico Growth Fund,     The fund seeks long-term growth of
VARIABLE INSURANCE       Variable Series -- Class A        capital.
TRUST I
                         ----------------------------------------------------------------------------
                         Columbia Marsico International    The fund seeks long-term growth of
                         Opportunities Fund, Variable      capital.
                         Series -- Class B
                         ----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund      To provide a high level of current
TRUST                                                      income.
                         ----------------------------------------------------------------------------
                         VT Worldwide Health Sciences      Seeks long-term capital growth by
                         Fund                              investing in a worldwide and
                                                           diversified portfolio of health sciences
                                                           companies.
                         ----------------------------------------------------------------------------
EVERGREEN VARIABLE       Evergreen VA Omega Fund --        Seeks long term capital growth.
ANNUITY TRUST            Class 2
                         ----------------------------------------------------------------------------
FEDERATED INSURANCE      Federated High Income Bond        Seeks high current income by
SERIES                   Fund II -- Service Shares         investing in lower-rated corporate debt
                                                           obligations, commonly referred to as
                                                           "junk bonds."
                         ----------------------------------------------------------------------------
                         Federated Kaufmann Fund II --     Seeks capital appreciation.
                         Service Shares


                         ----------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
-----------------------------------------------------------------------------
Seeks to maximize total return            AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.




-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
The fund pursues long-term total          American Century Investment
return using a strategy that seeks to     Management, Inc.
protect against U.S. inflation.
-----------------------------------------------------------------------------
Seeks capital appreciation, and           BlackRock Advisors, LLC
secondarily, income.                      (subadvised by BlackRock
                  Investment Management, LLC)
-----------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC and
                                          BlackRock Asset Management U.K.
                                          Limited)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC)
-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
                  Management, LLC)
-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
         Management, LLC)
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
-----------------------------------------------------------------------------
Seeks long term capital growth.           Evergreen Investment Management
 Company, LLC
-----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
         Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------


                       Subaccount Investing In                      Investment Objective
                       ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Balanced Portfolio -- Service  Seeks income and capital growth
INSURANCE PRODUCTS     Class 2                            consistent with reasonable risk.
FUND










                       ------------------------------------------------------------------------------
                       VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Dynamic Capital Appreciation   Seeks capital appreciation.
                       Portfolio -- Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                       Service Class 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the Standard & Poor's
                                                          500/SM/ Index (S&P 500(R)).
                       ------------------------------------------------------------------------------
                       VIP Growth Portfolio --            Seeks to achieve capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Growth & Income Portfolio      Seeks high total return through a
                       -- Service Class 2                 combination of current income and
                                                          capital appreciation.
                       ------------------------------------------------------------------------------
                       VIP Investment Grade Bond          Seeks as high a level of current income
                       Portfolio -- Service Class 2       as is consistent with the preservation of
                                                          capital.
                       ------------------------------------------------------------------------------
                       VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Value Strategies Portfolio --  Seeks capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
FRANKLIN TEMPLETON     Mutual Shares Securities Fund --   Seeks capital appreciation, with
VARIABLE INSURANCE     Class 2 Shares                     income as a secondary goal. The fund
PRODUCTS TRUST                                            normally invests primarily in U.S. and
                                                          foreign equity securities that the
                                                          manager believes are undervalued. The
                                                          fund also invests, to a lesser extent, in
                                                          risk arbitrage securities and distressed
                                                          companies.
                       ------------------------------------------------------------------------------
                       Templeton Growth Securities        Seeks long-term capital growth. The
                       Fund -- Class 2 Shares             fund normally invests primarily in
                                                          equity securities of companies located
                                                          anywhere in the world, including those
                                                          in the U.S. and in emerging markets.
                       ------------------------------------------------------------------------------

                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                     Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-------------------------------------------------------------------------------

                                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                    Investment Objective                    as applicable)
                    ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS      Core Value Equity Fund --         Seeks long-term growth of capital and    GE Asset Management Incorporated
FUNDS, INC.         Class 1 Shares                    future income.
                    ------------------------------------------------------------------------------------------------------------
                    Money Market Fund/1/              Seeks a high level of current income     GE Asset Management Incorporated
                                                      consistent with the preservation of
                                                      capital and the maintenance of
                                                      liquidity.
                    ------------------------------------------------------------------------------------------------------------
                    Real Estate Securities Fund --    Seeks maximum total return through       GE Asset Management Incorporated
                    Class 1 Shares                    current income and capital               (subadvised by Urdang Securities
                                                      appreciation.                            Management, Inc.)
                    ------------------------------------------------------------------------------------------------------------
                    Small-Cap Equity Fund -- Class 1  Seeks long-term growth of capital.       GE Asset Management Incorporated
                    Shares                                                                     (subadvised by Palisade Capital
                                                                                               Management, L.L.C., Champlain
                                                                                               Investment Partners, LLC,
                                                                                               GlobeFlex Capital, LP and
                                                                                               SouthernSun Asset Management,
                                                                                               Inc.)
                    ------------------------------------------------------------------------------------------------------------
                    Total Return Fund/2/              Seeks the highest total return,          GE Asset Management Incorporated
                                                      composed of current income and
                                                      capital appreciation, as is consistent
                                                      with prudent investment risk.
                    ------------------------------------------------------------------------------------------------------------
                    U.S. Equity Fund -- Class 1       Seeks long-term growth of capital.       GE Asset Management Incorporated
                    Shares
                    ------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE   Genworth Calamos Growth Fund      The fund's investment objective is       Genworth Financial Wealth
INSURANCE TRUST/3/                                    long-term capital growth.                Management, Inc. (subadvised by
                                                                                               Calamos Advisors LLC)
                    ------------------------------------------------------------------------------------------------------------
                    Genworth Columbia Mid Cap         The fund's investment objective is       Genworth Financial Wealth
                    Value Fund                        long-term capital appreciation.          Management, Inc. (subadvised by
                                                                                               Columbia Management Advisors,
                                                                                               LLC)
                    ------------------------------------------------------------------------------------------------------------
                    Genworth Davis NY Venture Fund    The fund's investment objective is       Genworth Financial Wealth
                                                      long-term growth of capital.             Management, Inc. (subadvised by
                                                                                               Davis Selected Advisers, L.P.)
                    ------------------------------------------------------------------------------------------------------------
                    Genworth Eaton Vance Large Cap    The fund's investment objective is to    Genworth Financial Wealth
                    Value Fund                        seek total return.                       Management, Inc. (subadvised by
                                                                                               Eaton Vance Management)
                    ------------------------------------------------------------------------------------------------------------
                    Genworth Legg Mason Partners      The fund's investment objective is to    Genworth Financial Wealth
                    Aggressive Growth Fund            seek capital appreciation.               Management, Inc. (subadvised by
                                                                                               ClearBridge Advisors, LLC)
                    ------------------------------------------------------------------------------------------------------------
                    Genworth PIMCO StocksPLUS         The fund's investment objective is to    Genworth Financial Wealth
                    Fund                              seek total return which exceeds that of  Management, Inc. (subadvised by
                                                      the S&P 500 Index.                       Pacific Investment Management
                                                                                               Company LLC)
                    ------------------------------------------------------------------------------------------------------------
                    Genworth Putnam International     The fund's investment objective is       Genworth Financial Wealth
                    Capital Opportunities Fund        long-term capital appreciation.          Management, Inc. (subadvised by
                                                                                               Putnam Investment Management,
                                                                                               LLC)
                    ------------------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3/ Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                      Subaccount Investing In                       Investment Objective
                      -------------------------------------------------------------------------------
                      Genworth Thornburg                  The fund's investment objective is
                      International Value Fund            long-term capital appreciation by
                                                          investing in equity and fixed income
                                                          securities of all types.
                      -------------------------------------------------------------------------------
                      Genworth Western Asset              The fund's investment objective is to
                      Management Core Plus Fixed          maximize total return, consistent with
                      Income Fund                         prudent investment management and
                                                          liquidity needs, by investing to obtain
                                                          the average duration specified for the
                                                          fund.
                      -------------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio -- Service       Seeks long-term capital growth,
                      Shares                              consistent with preservation of capital
                                                          and balanced by current income.
                      -------------------------------------------------------------------------------
                      Forty Portfolio -- Service Shares   A non-diversified portfolio/1/ that seeks
                                                          long-term growth of capital.
                      -------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock       The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares      seek capital appreciation. The fund's
                                                          objective may be changed without
                                                          shareholder approval.
                      -------------------------------------------------------------------------------
                      MFS(R) Total Return Series --       The fund's investment objective is to
                      Service Class Shares                seek total return. The fund's objective
                                                          may be changed without shareholder
                                                          approval.
                      -------------------------------------------------------------------------------
                      MFS(R) Utilities Series -- Service  The fund's investment objective is to
                      Class Shares                        seek total return. The fund's objective
                                                          may be changed without shareholder
                                                          approval.
                      -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced Fund/VA        Seeks a high total investment return,
ACCOUNT FUNDS         -- Service Shares                   which includes current income and
                                                          capital appreciation in the value of its
                                                          shares.
                      -------------------------------------------------------------------------------
                      Oppenheimer Capital                 Seeks capital appreciation by investing
                      Appreciation Fund/VA -- Service     in securities of well-known established
                      Shares                              companies.
                      -------------------------------------------------------------------------------
                      Oppenheimer Global Securities       Seeks long-term capital appreciation
                      Fund/VA -- Service Shares           by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth-type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                      -------------------------------------------------------------------------------
                      Oppenheimer Main Street Fund/       Seeks high total return.
                      VA -- Service Shares
                      -------------------------------------------------------------------------------
                      Oppenheimer Main Street Small       Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      -------------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation by          Management, Inc. (subadvised by
investing in equity and fixed income       Thornburg Investment Management,
securities of all types.                   Inc.)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
maximize total return, consistent with     Management, Inc. (subadvised by
prudent investment management and          Western Asset Management
liquidity needs, by investing to obtain    Company and Western Asset
the average duration specified for the     Management Company Limited)
fund.
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return. The fund's objective    Company
may be changed without shareholder
approval.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return. The fund's objective    Company
may be changed without shareholder
approval.
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known established
companies.
----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.

----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       Subaccount Investing In                     Investment Objective
                       ----------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio -- Advisor     Seeks maximum real return consistent
INSURANCE TRUST        Class Shares                       with preservation of real capital and
                                                          prudent investment management.
                       ----------------------------------------------------------------------------
                       High Yield Portfolio --            Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       Long-Term U.S. Government          Seeks maximum total return,
                       Portfolio -- Administrative Class  consistent with preservation of capital
                       Shares                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       Low Duration Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       Total Return Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio -- Class II     Seeks long-term growth of capital.
FUND                   Shares

                       ----------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio --  Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------
                       Natural Resources Portfolio --     Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------
THE UNIVERSAL          Equity and Income Portfolio --     Seeks both capital appreciation and
INSTITUTIONAL FUNDS,   Class II Shares                    current income.
INC.
                       ----------------------------------------------------------------------------
VAN KAMPEN LIFE        Comstock Portfolio -- Class II     Seeks capital growth and income
INVESTMENT TRUST       Shares                             through investments in equity
                                                          securities, including common stocks,
                                                          preferred stocks and securities
                                                          convertible into common and preferred
                                                          stocks.
                       ----------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks maximum real return consistent     Pacific Investment Management
with preservation of real capital and    Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks both capital appreciation and      Morgan Stanley Investment
current income.                          Management Inc.

----------------------------------------------------------------------------
Seeks capital growth and income          Van Kampen Asset Management
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
----------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                         Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                 Investment Objective               as applicable)
                    --------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Overseas Portfolio --            Seeks long-term growth of capital.  Janus Capital Management LLC
                    Service Shares (formerly,
                    International Growth Portfolio)
                    --------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                        Subaccount Investing In                 Investment Objective
                        -----------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP Asset Manager/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS      Portfolios --                  reduced risk over the long term by
FUND                    Service Class 2                allocating its assets among stocks,
                                                       bonds, and short-term instruments.









                        -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Mid Cap Value    Seeks long-term capital appreciation.
INSURANCE TRUST         Fund
                        -----------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) New Discovery Series -- The fund's investment objective is to
INSURANCE TRUST         Service Class Shares           seek capital appreciation. The fund's
                                                       objective may be changed without
                                                       shareholder approval.
                        -----------------------------------------------------------------------

                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation. The fund's   Company
objective may be changed without
shareholder approval.
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                                 Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                  Investment Objective                    as applicable)
                       ----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable     Seeks total return (a combination of   Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Capital and Income Portfolio --  income and long-term capital           LLC (subadvised by ClearBridge
                       Class II                         appreciation). This objective may be   Advisors, LLC, Western Asset
                                                        changed without shareholder approval.  Management Company Limited and
                                                                                               Western Asset Management
                                                                                               Company)
                       ----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE        Capital Growth Portfolio --      Seeks capital appreciation.            Van Kampen Asset Management
INVESTMENT TRUST       Class II Shares
                       ----------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:


                       Subaccount Investing In                   Investment Objective
                       --------------------------------------------------------------------------
AIM VARIABLE           AIM V.I. Basic Value Fund        Long-term growth of capital.
INSURANCE FUNDS/1/     -- Series II shares












                       --------------------------------------------------------------------------
BLACKROCK VARIABLE     BlackRock Large Cap Growth V.I.  Seeks long-term capital growth.
SERIES FUNDS, INC.     Fund -- Class III Shares

                       --------------------------------------------------------------------------
GE INVESTMENTS         Income Fund -- Class 1 Shares    Seeks maximum income consistent
FUNDS, INC.                                             with prudent investment management
                                                        and the preservation of capital.
                       --------------------------------------------------------------------------
                       Mid-Cap Equity Fund -- Class 1   Seeks long-term growth of capital and
                       Shares                           future income.
                       --------------------------------------------------------------------------
                       Premier Growth Equity            Seeks long-term growth of capital and
                       Fund -- Class 1 Shares           future income rather than current
                                                        income.
                       --------------------------------------------------------------------------
                       S&P 500(R) Index Fund/2/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        S&P's 500 Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable     Seeks capital appreciation. This
VARIABLE EQUITY TRUST  Aggressive Growth Portfolio --   objective may be changed without
                       Class II                         shareholder approval.
                       --------------------------------------------------------------------------
                       Legg Mason Partners Variable     Seeks long-term capital growth with
                       Fundamental Value                income as a secondary consideration.
                       Portfolio -- Class I             This objective may be changed without
                                                        shareholder approval.
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust           The fund's investment objective is to
INSURANCE TRUST        Series -- Service Class Shares   seek capital appreciation. The fund's
                                                        objective may be changed without
                                                        shareholder approval.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer MidCap Fund/         Seeks capital appreciation by investing
ACCOUNT FUNDS          VA --Service Shares              in "growth type" companies.
                       --------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s),
         Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Long-term growth of capital.             Invesco Aim Advisors, Inc.
 (formerly, A I M Advisors, Inc.)
                                         (subadvised by AIM Funds
                                         Management Inc.; Invesco Global
                                         Asset Management (N.A.), Inc.;
                                         Invesco Institutional (N.A.), Inc.;
                                         Invesco Senior Secured
                                         Management, Inc.; Invesco Hong
                                         Kong Limited; Invesco Asset
                                         Management Limited; Invesco Asset
                                         Management (Japan) Limited;
                                         Invesco Asset Management
                                         Deutschland, GmbH; and Invesco
                                         Australia Limited)
-----------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
 (subadvised by BlackRock
                                         Investment Management, LLC)
-----------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
-----------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
-----------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)
-----------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.
-----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation. The fund's    Company
objective may be changed without
shareholder approval.
-----------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.
-----------------------------------------------------------------------------

                    /1/ It is anticipated that, on or about the end of the
                        fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Global Asset Management (N.A.), Inc. and Invesco Institutional (N.A.), Inc. will be combined into a single entity, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the investment adviser to Portfolios of the AIM Variable Insurance Funds. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                                                                                     Adviser (and Sub-Adviser(s),
                      Subaccount Investing In          Investment Objective                as applicable)
                      --------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST  NASDAQ-100(R) Fund/1/    Seeks to provide investment results        Rydex Investments
                                               that correspond to a benchmark for
                                               over-the-counter securities. The
                                               portfolio's current benchmark is the
                                               NASDAQ 100 Index(TM).

                      --------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                               Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                   Investment Objective                   as applicable)
                    ----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Income Securities        Seeks to maximize income while         Franklin Advisers, Inc.
VARIABLE INSURANCE  Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities. The fund seeks income by
                                                      investing in corporate, foreign and
                                                      U.S. Treasury bonds as well as stocks
                                                      with dividend yields the manager
                                                      believes are attractive.
                    ----------------------------------------------------------------------------------------------------------
                    Franklin Templeton VIP Founding   Seeks capital appreciation, with       Franklin Templeton Services, LLC
                    Funds Allocation Fund -- Class 2  income as a secondary goal. The fund   (the fund's administrator)
                    Shares/1/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ----------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The
Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Information about the Genworth Variable Insurance Trust. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM and "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets of the Genworth VIT Portfolio for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio. Through your indirect investment in the Genworth VIT Portfolios, you pay a proportionate share of these expenses and, because GFWM is an affiliate of the Company, the Company may indirectly benefit as a result of management and other fees received by GFWM and its affiliates from a Genworth VIT Portfolio. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees from the Genworth VIT Portfolios and payments for administrative services from GFWM to the Company) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio or the adviser or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2008 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio --Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2008 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

With regard to the Genworth VIT Portfolios, the Company has entered into an agreement with GFWM whereby GFWM pays the Company an amount from GFWM's own resources for such services. The amount the Company received from GFWM in 2008 under such agreement is within the range of amounts received by the Company with respect to assets allocated to other Portfolios during 2008.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance

Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Genworth Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Information about the Franklin Templeton VIP Founding Funds Allocation
Fund. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures given by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments under your contract and include the Portfolios of the Genworth Variable Insurance Trust (or "GVIT"), which are advised by GFWM.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

The Asset Allocation Models, including the Build Your Own Asset Allocation Model, will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by it and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model. Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios -- those decisions are made by the sub-advisers to the GVIT Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of the GVIT Portfolios. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.

In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts.

Therefore, investment in an Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the GVIT Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the GVIT Portfolios are Designated Subaccounts.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolio for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will GFWM. The following paragraph provides some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated

Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.
The Models

Information concerning the Asset Allocation Models is provided on the following pages. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------


                                  Build Your Own
                              Asset Allocation Model
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                              Portfolios                                    Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth Legg Mason Partners Aggressive Growth Fund                               2%      4%
                             -----------------------------------------------------------------------------------------------
                             Janus Aspen Forty Portfolio -- Service Shares                                     2%      4%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            1%      3%
                             -----------------------------------------------------------------------------------------------
                             Genworth Eaton Vance Large Cap Value Fund                                         2%      3%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core               Genworth PIMCO StocksPLUS Fund                                                    3%      6%
                             -----------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Fund/VA -- Service Shares                                 2%      5%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Kaufmann Fund II -- Service Shares                                      1%      1%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth Columbia Mid Cap Value Fund                                              1%      1%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       0%      1%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities Fund/VA -- Service Shares                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth Fund -- Series II shares                            1%      2%
                             -----------------------------------------------------------------------------------------------
                             Columbia Marsico International Opportunities Fund, Variable Series -- Class B     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth Thornburg International Value Fund                                       1%      1%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein International Value Portfolio -- Class B                        1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth Putnam International Capital Opportunities Fund                          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources            Prudential Natural Resources Portfolio -- Class II Shares                         0%      0%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                0%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares      4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration              Genworth Western Asset Management Core Plus Fixed Income Fund                    10%      7%
                             -----------------------------------------------------------------------------------------------
                             PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  10%      8%
----------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  32%     24%
----------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                        16%     12%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                          4%      3%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                             Model C Model D Model E
----------------------------------------------------
Equities
----------------------------------------------------
Large Cap Growth                6%      8%     10%
                             -----------------------
                                6%      8%     10%
----------------------------------------------------
Large Cap Value                 5%      6%      8%
                             -----------------------
                                5%      7%      8%
----------------------------------------------------
Large Cap Core                  8%     11%     13%
                             -----------------------
                                7%     10%     12%
----------------------------------------------------
Mid Cap Growth                  2%      2%      3%
----------------------------------------------------
Mid Cap Value                   2%      2%      3%
----------------------------------------------------
Small Cap Core                  1%      2%      3%
----------------------------------------------------
Global Equity                   3%      4%      5%
----------------------------------------------------
Foreign Large Cap Growth        3%      4%      5%
                             -----------------------
                                2%      3%      4%
----------------------------------------------------
Foreign Large Cap Core          2%      2%      3%
----------------------------------------------------
Foreign Large Cap Value         4%      5%      6%
----------------------------------------------------
Foreign Small/Mid Cap           2%      3%      4%
----------------------------------------------------
Natural Resources               1%      1%      1%
----------------------------------------------------
Real Estate (U.S. REITs)        1%      2%      2%
----------------------------------------------------

    Total % Equities           60%     80%    100%
----------------------------------------------------

Fixed Income
----------------------------------------------------
Long Duration                   2%      1%      0%
----------------------------------------------------
Medium Duration                 5%      2%      0%
                             -----------------------
                                5%      3%      0%
----------------------------------------------------
Short Duration                 16%      8%      0%
----------------------------------------------------
TIPS                            8%      4%      0%
----------------------------------------------------
Domestic High Yield             2%      1%      0%
----------------------------------------------------
Bank Loans                      2%      1%      0%
----------------------------------------------------

    Total % Fixed Income       40%     20%      0%
----------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

                      Core Asset Class                                                                    Fixed Income Asset
                       (20% to 80%)                              Specialty Asset Class (0% to 20%)        Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -- Series I shares                  AIM V.I. Capital Appreciation Fund --    Fidelity VIP Investment
AIM V.I. International Growth Fund -- Series II shares         Series I shares                          Grade Bond Portfolio --
AllianceBernstein Balanced Wealth Strategy Portfolio --       AllianceBernstein Global Thematic         Service Class 2
 Class B                                                       Growth Portfolio -- Class B             Genworth Western Asset
AllianceBernstein Growth and Income Portfolio -- Class B      AllianceBernstein International Value     Management Core Plus
BlackRock Basic Value V.I. Fund -- Class III Shares            Portfolio -- Class B                     Fixed Income Fund
BlackRock Global Allocation V.I. Fund -- Class III Shares     AllanceBernstein Small Cap Growth        PIMCO VIT Long-Term U.S.
Columbia Marsico Growth Fund, Variable Series -- Class A       Portfolio -- Class B                     Government Portfolio --
Fidelity VIP Balanced Portfolio -- Service Class 2            American Century VP Inflation             Administrative Class
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2        Protection Fund -- Class II              Shares
Fidelity VIP Equity-Income Portfolio -- Service Class 2       BlackRock Value Opportunities V.I. Fund  PIMCO VIT Low Duration
Fidelity VIP Growth & Income Portfolio -- Service Class 2      -- Class III Shares                      Portfolio --
Franklin Templeton VIP Mutual Shares Securities Fund --       Columbia Marsico International            Administrative Class
 Class 2 Shares                                                Opportunities Fund, Variable Series --   Shares
Franklin Templeton VIP Templeton Growth Securities             Class B                                 PIMCO VIT Total Return
 Fund -- Class 2 Shares                                       Eaton Vance VT Floating-Rate Income Fund  Portfolio --
GE Investments Funds Core Value Equity Fund -- Class 1        Evergreen VA Omega Fund -- Class 2        Administrative Class
 Shares                                                       Federated High Income Bond Fund II --     Shares
GE Investments Funds Total Return Fund -- Class 3 Shares       Service Shares
GE Investments Funds U.S. Equity Fund -- Class 1 Shares       Federated Kaufmann Fund II -- Service
Genworth Davis NY Venture Fund                                 Shares
Genworth Eaton Vance Large Cap Value Fund                     Fidelity VIP Dynamic Capital
Genworth PIMCO StocksPLUS Fund                                 Appreciation Portfolio -- Service
Janus Aspen Balanced Portfolio -- Service Shares               Class 2
MFS(R) Total Return Series -- Service Class Shares            Fidelity VIP Growth Portfolio --
Oppenheimer Balanced Fund/VA -- Service Shares                 Service Class 2
Oppenheimer Capital Appreciation Fund/VA -- Service           Fidelity VIP Mid Cap Portfolio --
 Shares                                                        Service Class 2
Oppenheimer Global Securities Fund/VA -- Service Shares       Fidelity VIP Value Strategies Portfolio
Oppenheimer Main Street Fund/VA -- Service Shares              -- Service Class 2
Universal Institutional Funds Equity and Income Portfolio --  GE Investments Funds Real Estate
 Class II Shares                                               Securities Fund -- Class 1 Shares
Van Kampen LIT Comstock Portfolio -- Class II Shares          GE Investments Funds Small-Cap Equity
                                                               Fund -- Class 1 Shares
                                                              Genworth Calamos Growth Fund
                                                              Genworth Columbia Mid Cap Value Fund
                                                              Genworth Legg Mason Partners Aggressive
                                                               Growth Fund
                                                              Genworth Putnam International Capital
                                                               Opportunities Fund
                                                              Genworth Thornburg International Value
                                                               Fund
                                                              Janus Aspen Forty Portfolio -- Service
                                                               Shares
                                                              MFS(R) Utilities Series -- Service
                                                               Class Shares
                                                              Oppenheimer Main Street Small Cap
                                                               Fund/VA -- Service Shares
                                                              PIMCO VIT All Asset Portfolio --
                                                               Advisor Class Shares
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares
                                                              Prudential Jennison Portfolio -- Class
                                                               II Shares
                                                              Prudential Jennison 20/20 Focus
                                                               Portfolio -- Class II Shares
                                                              Prudential Natural Resources Portfolio
                                                               -- Class II Shares


THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). In addition, the Guarantee Account is not available to contract owners who have elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Protection Rider Options for as long as the rider is in effect. Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We    the Surrendered or
   Received the         Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect any of the riders, you must do so at the time of application.

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider Option may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the Optional Payment Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of purchase payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to The Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision of this prospectus).

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost

Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options

We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2007, May 1, 2008 and September 8, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --
       Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract.

Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit

Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.95% of benefit base
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 45-70
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.95% of benefit base plus
                                            0.20% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 71-85
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.95% of benefit base plus
                                            0.50% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.85% of benefit base
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 45-70
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.85% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 71-85
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.85% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus
       Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56             97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57             94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58             91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59             88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60             85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61             82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62             79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63             75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64             72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65             69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66             55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67             41,632         11,000        27,884        200,000     100,000     189,830       200,000       47,359
    68             27,884         11,000        14,411        200,000     100,000     189,830       200,000       26,858
    69             14,411         11,000         1,207        200,000     100,000     189,830       200,000        2,655
    70              1,207         11,000             0        200,000     100,000     189,830       200,000            0
    71                  0         11,000             0        200,000     100,000     189,830       200,000            0
    72                  0         11,000             0        200,000     100,000     189,830       200,000            0
    73                  0         11,000             0        200,000     100,000     189,830       200,000            0
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56             96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57             93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58             90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59             87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60             84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61             80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62             77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63             74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64             71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65             67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66             53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67             39,518         11,000        25,657        200,000     100,000     189,830       200,000       67,000
    68             25,657         11,000        12,095        200,000     100,000     189,830       200,000       56,000
    69             12,095         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                  0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                  0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                  0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                  0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62            196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63            210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64            224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65            240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66            243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67            246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68            249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69            252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70            256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71            250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72            254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73            260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74            267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75            274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76            281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77            288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78            295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79            302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80            310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81            317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82            325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83            334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84            342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85            350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86            359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87            368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88            377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89            387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90            397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82            196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83            195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84            194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85            193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86            192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87            191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88            189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89            188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90            186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73            106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74            113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75            120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76            128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77            137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78            146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79            155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80            166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81            177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82            189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83            188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84            186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85            185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86            183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87            182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88            180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89            178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90            177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
--------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected

Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    53           $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54             97,205             --        94,418        100,000     112,360       112,360      100,000
    55             94,418             --        91,637        100,000     119,102       119,102      100,000
    56             91,637             --        88,857        100,000     126,248       126,248      100,000
    57             88,857             --        86,076        100,000     133,823       133,823      100,000
    58             86,076             --        83,291        100,000     141,852       141,852      100,000
    59             83,291             --        80,497        100,000     150,363       150,363      100,000
    60             80,497             --        77,692        100,000     159,385       159,385      100,000
    61             77,692             --        74,871        100,000     168,948       168,948      100,000
    62             74,871             --        72,030        100,000     179,085       179,085      100,000
    63             72,030             --        69,166        100,000     189,830       189,830      100,000
    64             69,166             --        66,274        100,000     201,220       201,220      100,000
    65             66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66             51,617         11,731        37,224        100,000     213,293       213,293       61,956
    67             37,224         11,731        23,119        100,000     213,293       213,293       41,101
    68             23,119         11,731         9,296        100,000     213,293       213,293       18,170
    69              9,296         11,731            --        100,000     213,293       213,293           --
    70                 --         11,731            --        100,000     213,293       213,293           --
    71                 --         11,731            --        100,000     213,293       213,293           --
    72                 --         11,731            --        100,000     213,293       213,293           --
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    53           $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54             97,055             --        94,121        100,000     112,360       112,360      100,000
    55             94,121             --        91,196        100,000     119,102       119,102      100,000
    56             91,196             --        88,275        100,000     126,248       126,248      100,000
    57             88,275             --        85,356        100,000     133,823       133,823      100,000
    58             85,356             --        82,435        100,000     141,852       141,852      100,000
    59             82,435             --        79,508        100,000     150,363       150,363      100,000
    60             79,508             --        76,573        100,000     159,385       159,385      100,000
    61             76,573             --        73,624        100,000     168,948       168,948      100,000
    62             73,624             --        70,658        100,000     179,085       179,085      100,000
    63             70,658             --        67,672        100,000     189,830       189,830      100,000
    64             67,672             --        64,659        100,000     201,220       201,220      100,000
    65             64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66             49,903         11,731        35,429        100,000     213,293       213,293       76,538
    67             35,429         11,731        21,262        100,000     213,293       213,293       64,807
    68             21,262         11,731         7,397        100,000     213,293       213,293       53,076
    69              7,397         11,731            --        100,000     213,293       213,293       41,344
    70                 --         11,731            --        100,000     213,293       213,293       29,613
    71                 --         11,731            --        100,000     213,293       213,293       17,882
    72                 --         11,731            --        100,000     213,293       213,293        6,151
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    73           $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74             97,205             --        94,418        100,000     112,360       112,360      100,000
    75             94,418             --        91,637        100,000     119,102       119,102      100,000
    76             91,637             --        88,857        100,000     126,248       126,248      100,000
    77             88,857             --        86,076        100,000     133,823       133,823      100,000
    78             86,076             --        83,291        100,000     141,852       141,852      100,000
    79             83,291             --        80,497        100,000     150,363       150,363      100,000
    80             80,497             --        77,692        100,000     159,385       159,385      100,000
    81             77,692             --        74,871        100,000     168,948       168,948      100,000
    82             74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83             59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84             44,426         12,536        29,628        100,000     179,085       179,085       45,266
    85             29,628         12,536        15,126        100,000     179,085       179,085       24,752
    86             15,126         12,536           915        100,000     179,085       179,085        1,683
    87                915         12,536            --        100,000     179,085       179,085           --
    88                 --         12,536            --        100,000     179,085       179,085           --
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    73           $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74             96,805             --        93,626        100,000     112,360       112,360      100,000
    75             93,626             --        90,460        100,000     119,102       119,102      100,000
    76             90,460             --        87,304        100,000     126,248       126,248      100,000
    77             87,304             --        84,155        100,000     133,823       133,823      100,000
    78             84,155             --        81,008        100,000     141,852       141,852      100,000
    79             81,008             --        77,860        100,000     150,363       150,363      100,000
    80             77,860             --        74,707        100,000     159,385       159,385      100,000
    81             74,707             --        71,546        100,000     168,948       168,948      100,000
    82             71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83             55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84             40,590         12,536        25,619        100,000     179,085       179,085       62,392
    85             25,619         12,536        10,998        100,000     179,085       179,085       49,856
    86             10,998         12,536            --        100,000     179,085       179,085       37,320
    87                 --         12,536            --        100,000     179,085       179,085       24,784
    88                 --         12,536            --        100,000     179,085       179,085       12,248
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67            101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68            102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69            104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70            106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71            108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72            109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73            111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74            113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75            115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76            117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77            119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78            122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79            124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80            126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81            128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82            130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83            133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84            135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85            137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86            140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87            142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88            145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89            147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90            150,244         8,263         152,873       150,244     106,000       150,244      152,873
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67            101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68            102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69            103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70            105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71            107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72            108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73            110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74            112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75            114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76            115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77            117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78            119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79            121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80            123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81            125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82            127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83            129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84            131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85            133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86            135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87            138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88            140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89            142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90            144,702         7,959         147,005       144,702     106,000       144,702      147,005
--------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of - 2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.


                                                                         Roll-Up     Rider
                               Withdrawals                   Withdrawal  Value -     Death
  Age -      Contract Value -    Taken -   Contract Value --   Base -    End of    Benefit -
End of Year  Beginning of Year End of Year    End of Year    End of Year  Year    End of Year
---------------------------------------------------------------------------------------------
    63           $100,000        $   --         $98,000       $100,000   $105,000  $100,000
    64             98,000            --          96,040        100,000    110,000   100,000
    65             96,040            --          94,119        100,000    115,000   100,000
    66             94,119            --          92,237        100,000    120,000   100,000
    67             92,237            --          90,392        100,000    125,000   100,000
    68             90,392            --          88,584        100,000    130,000   100,000
    69             88,584            --          86,813        100,000    135,000   100,000
    70             86,813         8,400          76,676        100,000    140,000    91,600
    71             76,676         8,400          66,743        100,000    140,000    83,200
    72             66,743         8,400          57,008        100,000    140,000    74,800
    73             57,008         8,400          47,468        100,000    140,000    66,400
    74             47,468         8,400          38,088        100,000    140,000    58,000
    75             38,088         8,400          28,897        100,000    140,000    49,600
    76             28,897         8,400          19,889        100,000    140,000    41,200
    77             19,889         8,400          11,061        100,000    140,000    32,800
    78             11,061         8,400           2,410        100,000    140,000    24,400
    79              2,410         8,400              --        100,000    140,000    16,000
    80                 --         8,400              --        100,000    140,000     7,600
    81                 --         8,400              --        100,000    140,000        --
    82                 --         8,400              --        100,000    140,000        --
    83                 --         8,400              --        100,000    140,000        --
    84                 --         8,400              --        100,000    140,000        --
    85                 --         8,400              --        100,000    140,000        --
    86                 --         8,400              --        100,000    140,000        --
    87                 --         8,400              --        100,000    140,000        --
    88                 --         8,400              --        100,000    140,000        --
    89                 --         8,400              --        100,000    140,000        --
    90                 --         8,400              --        100,000    140,000        --
---------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                                                                                       Rider
                               Withdrawals                  Withdrawal    Roll-Up      Death
  Age -      Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year  Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
-----------------------------------------------------------------------------------------------
    78           $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79             98,000            --         96,040        100,000     110,000     100,000
    80             96,040            --         94,119        100,000     115,000     100,000
    81             94,119            --         92,237        100,000     120,000     100,000
    82             92,237         8,750         81,642        100,000     125,000      91,250
    83             81,642         8,750         71,259        100,000     125,000      82,500
    84             71,259         8,750         61,084        100,000     125,000      73,750
    85             61,084         8,750         51,112        100,000     125,000      65,000
    86             51,112         8,750         41,340        100,000     125,000      56,250
    87             41,340         8,750         31,733        100,000     125,000      47,500
    88             31,733         8,750         22,319        100,000     125,000      38,750
    89             22,319         8,750         13,092        100,000     125,000      30,000
    90             13,092         8,750          4,050        100,000     125,000      21,250
-----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                               Withdrawals                  Withdrawal    Roll-Up   Rider Death
  Age -      Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year  Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
-----------------------------------------------------------------------------------------------
    66           $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67            102,225         5,775         104,628       102,225     105,000     104,628
    68            104,628         5,775         107,223       104,628     105,000     107,223
    69            107,223         5,897         109,904       107,223     105,000     109,904
    70            109,904         6,045         112,651       109,904     105,000     112,651
    71            112,651         6,196         115,468       112,651     105,000     115,468
    72            115,468         6,351         118,354       115,468     105,000     118,354
    73            118,354         6,509         121,313       118,354     105,000     121,313
    74            121,313         6,672         124,346       121,313     105,000     124,346
    75            124,346         6,839         127,455       124,346     105,000     127,455
    76            127,455         7,010         130,641       127,455     105,000     130,641
    77            130,641         7,185         133,907       130,641     105,000     133,907
    78            133,907         7,365         137,255       133,907     105,000     137,255
    79            137,255         7,549         140,686       137,255     105,000     140,686
    80            140,686         7,738         144,203       140,686     105,000     144,203
    81            144,203         7,931         147,808       144,203     105,000     147,808
    82            147,808         8,129         151,504       147,808     105,000     151,504
    83            151,504         8,333         155,291       151,504     105,000     155,291
    84            155,291         8,541         159,174       155,291     105,000     159,174
    85            159,174         8,755         163,153       159,174     105,000     163,153
    86            163,153         8,973         167,232       163,153     105,000     167,232
    87            167,232         9,198         171,412       167,232     105,000     171,412
    88            171,412         9,428         175,698       171,412     105,000     175,698
    89            175,698         9,663         180,090       175,698     105,000     180,090
    90            180,090         9,905         184,592       180,090     105,000     184,592
-----------------------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross

Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
  Age  Beginning of Year End of Year   End of Year    End of Year End of Year
  ---------------------------------------------------------------------------
  65       $100,000        $5,500        $92,500       $100,000     $94,500
  66         92,500         5,500         85,150        100,000      89,000
  67         85,150         5,500         77,947        100,000      83,500
  68         77,947         5,500         70,888        100,000      78,000
  69         70,888         5,500         63,970        100,000      72,500
  70         63,970         5,500         57,191        100,000      67,000
  71         57,191         5,500         50,547        100,000      61,500
  72         50,547         5,500         44,036        100,000      56,000
  73         44,036         5,500         37,625        100,000      50,500
  74         37,625         5,500         31,343        100,000      45,000
  75         31,343         5,500         25,186        100,000      39,500
  76         25,186         5,500         19,152        100,000      34,000
  77         19,152         5,500         13,239        100,000      28,500
  78         13,239         5,500          7,444        100,000      23,000
  79          7,444         5,500          1,766        100,000      17,500
  80          1,766         5,500             --        100,000      12,000
  81             --         5,500             --        100,000       6,500
  82             --         5,500             --        100,000       1,000
  83             --         5,500             --        100,000          --
  84             --         5,500             --        100,000          --
  85             --         5,500             --        100,000          --
  86             --         5,500             --        100,000          --
  87             --         5,500             --        100,000          --
  88             --         5,500             --        100,000          --
  89             --         5,500             --        100,000          --
  ---------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                       Withdrawals                     Withdrawal     Rider Death
     Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age  Beginning of Year End of Year   End of Year    Beginning of Year End of Year
---------------------------------------------------------------------------------
65       $100,000        $5,500        $102,500         $100,000        $94,500
66        102,500         5,638         105,063          102,500         88,863
67        105,063         5,778         107,689          105,063         83,084
68        107,689         5,923         110,381          107,689         77,161
69        110,381         6,071         113,141          110,381         71,090
70        113,141         6,223         115,969          113,141         64,867
71        115,969         6,378         118,869          115,969         58,489
72        118,869         6,538         121,840          118,869         51,951
73        121,840         6,701         124,886          121,840         45,250
74        124,886         6,869         128,008          124,886         38,381
75        128,008         7,040         131,209          128,008         31,341
76        131,209         7,216         134,489          131,209         24,124
77        134,489         7,397         137,851          134,489         16,728
78        137,851         7,582         141,297          137,851          9,146
79        141,297         7,771         144,830          141,297          1,374
80        144,830         7,966         148,451          144,830             --
81        148,451         8,165         152,162          148,451             --
82        152,162         8,369         155,966          152,162             --
83        155,966         8,578         159,865          155,966             --
84        159,865         8,793         163,862          159,865             --
85        163,862         9,012         167,958          163,862             --
86        167,958         9,238         172,157          167,958             --
87        172,157         9,469         176,461          172,157             --
88        176,461         9,705         180,873          176,461             --
89        180,873         9,948         185,394          180,873             --
---------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         May only be restored one time  May be reset on any contract
         and must be restored on a      anniversary at least three
         contract anniversary           years after your Benefit Date
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset
         the reduction in benefits
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits                       daily basis
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base                reset your benefit
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal Factor age Withdrawal Factor
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments, less Gross           payments, less Gross
         Withdrawals                    Withdrawals
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
  Age  Beginning of Year End of Year   End of Year    End of Year End of Year
  ---------------------------------------------------------------------------
  65       $100,000        $5,000        $93,000       $100,000     $95,000
  66         93,000         5,000         86,140        100,000      90,000
  67         86,140         5,000         79,417        100,000      85,000
  68         79,417         5,000         72,829        100,000      80,000
  69         72,829         5,000         66,372        100,000      75,000
  70         66,372         5,000         60,045        100,000      70,000
  71         60,045         5,000         53,844        100,000      65,000
  72         53,844         5,000         47,767        100,000      60,000
  73         47,767         5,000         41,812        100,000      55,000
  74         41,812         5,000         35,945        100,000      50,000
  75         35,945         5,000         30,197        100,000      45,000
  76         30,197         5,000         24,563        100,000      40,000
  77         24,563         5,000         19,041        100,000      35,000
  78         19,041         5,000         13,631        100,000      30,000
  79         13,631         5,000          8,328        100,000      25,000
  80          8,328         5,000          3,131        100,000      20,000
  81          3,131         5,000             --        100,000      15,000
  82             --         5,000             --        100,000      10,000
  83             --         5,000             --        100,000       5,000
  84             --         5,000             --        100,000          --
  85             --         5,000             --        100,000          --
  86             --         5,000             --        100,000          --
  87             --         5,000             --        100,000          --
  88             --         5,000             --        100,000          --
  89             --         5,000             --        100,000          --
  ---------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
  Age  Beginning of Year End of Year   End of Year    End of Year End of Year
  ---------------------------------------------------------------------------
  65       $100,000        $ 5,000       $103,000      $100,000     $95,000
  66        103,000          5,150        106,090       100,000      89,850
  67        106,090          5,305        109,273       100,000      84,546
  68        109,273          5,464        112,551       109,273      79,082
  69        112,551          5,628        115,927       109,273      73,454
  70        115,927          5,796        119,405       109,273      67,658
  71        119,405          5,970        122,987       119,405      61,688
  72        122,987          6,149        126,677       119,405      55,538
  73        126,677          6,334        130,477       119,405      49,204
  74        130,477          6,524        134,392       130,477      42,681
  75        134,392          6,720        138,423       130,477      35,961
  76        138,423          6,921        142,576       130,477      29,040
  77        142,576          7,129        146,853       142,576      21,911
  78        146,853          7,343        151,259       142,576      14,568
  79        151,259          7,563        155,797       142,576       7,005
  80        155,797          7,790        160,471       155,797          --
  81        160,471          8,024        165,285       155,797          --
  82        165,285          8,264        170,243       155,797          --
  83        170,243          8,512        175,351       170,243          --
  84        175,351          8,768        180,611       170,243          --
  85        180,611          9,031        186,029       170,243          --
  86        186,029          9,301        191,610       186,029          --
  87        191,610          9,581        197,359       186,029          --
  88        197,359          9,868        203,279       186,029          --
  89        203,279         10,164        209,378       203,279          --
  ---------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

The Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

Protected Amount. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

Reduction in Contract Value. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations. While the rider is designed to provide the guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                       Withdrawals
    Contract Value -     Taken -   Contract Value -   Protected    Remaining
    Beginning of Year  End of Year   End of Year       Amount       Amount
    ------------------------------------------------------------------------
        $100,000         $7,000        $91,000         $100,000    $ 93,000
          91,000          7,000         82,180                       86,000
          82,180          7,000         73,536                       79,000
          73,536          7,000         65,066                       72,000
          65,066          7,000         56,764                       65,000
          56,764          7,000         48,629                       58,000
          48,629          7,000         40,656                       51,000
          40,656          7,000         32,813                       44,000
          32,813          7,000         25,127                       37,000
          25,127          7,000         17,595                       30,000
          17,595          7,000         10,213                       23,000
          10,213          7,000          2,978                       16,000
           2,978          7,000             --                        9,000
             --           7,000             --                        2,000
             --           2,000             --                           --
                                                    Total Received $100,000
    ------------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                       Withdrawals
    Contract Value -     Taken -   Contract Value -   Protected    Remaining
    Beginning of Year  End of Year   End of Year       Amount       Amount
    ------------------------------------------------------------------------
        $100,000              --       $98,000         $100,000    $100,000
          98,000              --        96,040                      100,000
          96,040              --        94,119                      100,000
          94,119              --        92,237                      100,000
          92,237              --        90,392                      100,000
          90,392         $10,000        78,584                       90,000
          78,584          10,000        67,013                       80,000
          67,013          10,000        55,672                       70,000
          55,672          10,000        44,559                       60,000
          44,559          10,000        33,638                       50,000
          33,638          10,000        22,935                       40,000
          22,935          10,000        12,446                       30,000
          12,446          10,000         2,167                       20,000
           2,167          10,000            --                       10,000
             --           10,000            --                           --
                                                    Total Received $100,000
    ------------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plan and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner (who is not also an Annuitant or Joint Annuitant) dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred Variable Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity);

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a decreased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts and contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. Contracts that are not subject to these rules may be subject to other distribution rules, however. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2, 3, and 4 may not satisfy minimum required distribution rules. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments.   Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      Value of                           Value of                          Guaranteed
     Subaccounts            Value of       GIS                Value of GIS  Minimum
         at      Scheduled Subaccounts  Subaccount  Scheduled  Subaccount    Annual
      Beginning  Transfers   at End    at Beginning Transfers    at End     Payment
Year   of Year     Made      of Year     of Year      Made      of Year     Accrued
-------------------------------------------------------------------------------------
  1    $96,000    $9,600     $90,942     $      0    $9,600     $  9,858     $  970
  2     90,942     9,600      85,631        9,858     9,600       20,209      1,940
  3     85,631     9,600      80,054       20,209     9,600       31,078      2,910
  4     80,054     9,600      74,199       31,078     9,600       42,489      3,880
  5     74,199     9,600      68,051       42,489     9,600       54,472      4,850
  6     68,051     9,600      61,596       54,472     9,600       67,054      5,820
  7     61,596     9,600      54,817       67,054     9,600       80,264      6,790
  8     54,817     9,600      47,700       80,264     9,600       94,136      7,760
  9     47,700     9,600      40,227       94,136     9,600      108,701      8,730
 10     40,227     9,600      32,380      108,701     9,600      123,994      9,700

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,502     $9,700   $ 9,700     $199
 12     9,639      9,700     9,700      260
 13     9,779      9,700     9,779      181
 14     9,921      9,700     9,921        0
 15    10,065      9,700    10,065        0
 16    10,210      9,700    10,210        0
 17    10,358      9,700    10,358        0
 18    10,509      9,700    10,509        0
 19    10,661      9,700    10,661        0
 20    10,815      9,700    10,815        0

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      Value of                           Value of                          Guaranteed
     Subaccounts            Value of       GIS                Value of GIS  Minimum
         at      Scheduled Subaccounts  Subaccount  Scheduled  Subaccount    Annual
      Beginning  Transfers   at End    at Beginning Transfers    at End     Payment
Year   of Year     Made      of Year     of Year      Made      of Year     Accrued
-------------------------------------------------------------------------------------
  1    $96,000    $96,000      $0        $      0    $96,000    $100,800     $9,700
  2          0          0       0         100,800          0     105,840      9,700
  3          0          0       0         105,840          0     111,132      9,700
  4          0          0       0         111,132          0     116,689      9,700
  5          0          0       0         116,689          0     122,523      9,700
  6          0          0       0         122,523          0     128,649      9,700
  7          0          0       0         128,649          0     135,082      9,700
  8          0          0       0         135,082          0     141,836      9,700
  9          0          0       0         141,836          0     148,928      9,700
 10          0          0       0         148,928          0     156,374      9,700

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $11,983     $9,700   $11,983      $0
 12    12,157      9,700    12,157       0
 13    12,333      9,700    12,333       0
 14    12,512      9,700    12,512       0
 15    12,693      9,700    12,693       0
 16    12,877      9,700    12,877       0
 17    13,063      9,700    13,063       0
 18    13,253      9,700    13,253       0
 19    13,445      9,700    13,445       0
 20    13,640      9,700    13,640       0

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.

Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the " Tax Matters" provision below.

Payment Protection Rider Options

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

If you have elected this rider, you may not allocate assets to the Guarantee Account for as long as this rider is in effect.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

    .  reset the benefit base to your Contract Value;

    . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

    .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income.   The Annuity Commencement Date under this rider may be any
Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor.   The guaranteed payment floor is the guaranteed
amount of each monthly income. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income.   The initial monthly income is the greater of the
level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Proceeds
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $6,517  $543      $583     $583     $  483    $100,000
           2     6,266   522       583      583      1,217      93,000
           3     6,025   502       583      583      2,191      86,000
           4     5,794   483       583      583      3,398      79,000
           5     5,571   464       583      583      4,827      72,000
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                                 Income Base, Less
                                                    Commutation
                                                   Charge, Less
          Annual Monthly Commutation Adjustment   Monthly Income   Commutation
  Annuity Income Income    Base -     Account -    Paid - End of     Value -
   Year   Amount  Paid   End of Year End of Year       Year        End of Year
  ----------------------------------------------------------------------------
     1    $6,806 $7,560   $109,289     $  754         $94,440        $94,440
     2     7,068  7,560    110,399      1,246          86,880         86,880
     3     7,340  7,560    111,304      1,466          79,320         79,320
     4     7,622  7,560    111,977      1,404          72,760         72,760
     5     7,915  7,560    112,386      1,049          66,200         66,200
     6     8,220  7,560    112,500        389          62,640         62,640
  ----------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000 - $7,560 = $94,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000 - $754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399).

Beginning in annuity year 6 (contract year 7), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 6 is $62,640, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $45,360 = $62,640) and (ii) the commutation base less the value of the adjustment account ($112,500 - $389 = $112,111).

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income
Payments. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Proceeds
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $6,373  $531      $417     $531       $0      $100,000
           2     6,188   516       417      516        0        93,627
           3     6,008   501       417      501        0        87,439
           4     5,833   486       417      486        0        81,431
           5     5,663   472       417      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage are also subject to tax as partial withdrawals.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options and any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035
Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used would not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan.

    Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required may be eligible for rollover.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draftbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

During 2008, 2007 and 2006, $91.1 million, $140.1 million and $110.5 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2008, 2007 and 2006, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments , settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% after the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract     Death
 Year      Age      Value   Benefit Amount
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
  10       80         5,000     50,000    100,000
  11       81         5,000     45,000    100,000
  12       82         5,000     40,000    100,000
  13       83         5,000     35,000    100,000
  14       84         5,000     30,000    100,000
  15       85         5,000     25,000    100,000
  16       86         5,000     20,000    100,000
  17       87         5,000     15,000     95,000
  18       88         5,000     10,000     90,000
  19       89         5,000      5,000     85,000
  20       90         5,000          0          0

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro- rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 (51.85% of $15,013) since the Contract Value ($13,500, after the being reduced by $500) is reduced by 51.85% by the partial withdrawal to $7,000.

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 Purchase Contract           Death   Earnings Protector
         Date    Payment   Value     Gain   Benefit    Death Benefit
        ---------------------------------------------------------------
        8/01/09  $100,000 $100,000 $      0 $100,000      $     0
        8/01/24            300,000  200,000  300,000       70,000
        ---------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                         No Optional Benefits Elected

                                                                                                         Number of
                                                                       Accumulation      Accumulation   Accumulation
                                                                      Unit Values at    Unit Values at Unit Values at
Subaccounts                                                         Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $16.29            $ 7.72         533,223    2008
                                                                           16.31             16.29         570,464    2007
                                                                           14.65             16.31         648,263    2006
                                                                           14.10             14.65         639,064    2005
                                                                           12.91             14.10         583,088    2004
                                                                           10.00             12.91         197,609    2003
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $16.00            $ 9.07         145,329    2008
                                                                           14.49             16.00         150,802    2007
                                                                           13.83             14.49         150,196    2006
                                                                           12.90             13.83         119,902    2005
                                                                           12.27             12.90         123,237    2004
                                                                           10.00             12.27          56,467    2003
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.52            $ 7.93         116,238    2008
                                                                           10.81             11.52          81,444    2007
                                                                           10.00             10.81         102,194    2006
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.52            $10.27       1,130,713    2008
                                                                           15.54             17.52       1,399,708    2007
                                                                           12.33             15.54         773,431    2006
                                                                           10.63             12.33         310,884    2005
                                                                           10.00             10.63           4,910    2004
--------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.19            $ 7.01          64,193    2008
                                                                           10.00             10.19          35,481    2007
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $17.60            $ 9.11         142,751    2008
                                                                           14.90             17.60         143,264    2007
                                                                           13.95             14.90         109,821    2006
                                                                           13.65             13.95         115,316    2005
                                                                           13.18             13.65         130,615    2004
                                                                           10.00             13.18          72,698    2003
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $16.56            $ 9.68       1,067,438    2008
                                                                           16.02             16.56       1,161,727    2007
                                                                           13.90             16.02       1,321,281    2006
                                                                           13.48             13.90       1,394,830    2005
                                                                           12.30             13.48       1,164,217    2004
                                                                           10.00             12.30         564,218    2003
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $16.77            $ 7.72       1,868,340    2008
                                                                           16.12             16.77       2,427,417    2007
                                                                           12.10             16.12       1,391,968    2006
                                                                           10.54             12.10         475,641    2005
                                                                           10.00             10.54          11,495    2004
--------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation   Accumulation
                                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                                               Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $15.23            $ 9.03         260,807    2008
                                                                                 13.61             15.23         245,430    2007
                                                                                 13.90             13.61         258,397    2006
                                                                                 12.28             13.90         211,436    2005
                                                                                 11.50             12.28         155,295    2004
                                                                                 10.00             11.50          73,654    2003
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $10.59            $ 5.67         157,620    2008
                                                                                  9.45             10.59         289,885    2007
                                                                                 10.00              9.45          13,765    2006
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.76            $10.44       1,014,311    2008
                                                                                  9.97             10.76         134,037    2007
                                                                                  9.96              9.97         101,291    2006
                                                                                 10.00              9.96          43,718    2005
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $13.19            $ 8.20         415,596    2008
                                                                                 13.18             13.19         445,620    2007
                                                                                 11.00             13.18         239,786    2006
                                                                                 10.88             11.00         142,471    2005
                                                                                 10.00             10.88          66,522    2004
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $14.61            $11.56       1,966,266    2008
                                                                                 12.69             14.61         821,652    2007
                                                                                 11.07             12.69         308,694    2006
                                                                                 10.00             11.07          35,933    2005
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $13.27            $ 7.73         138,614    2008
                                                                                 12.46             13.27          86,944    2007
                                                                                 11.83             12.46          65,160    2006
                                                                                 10.86             11.83          28,107    2005
                                                                                 10.00             10.86           4,923    2004
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $13.12            $ 7.73         206,766    2008
                                                                                 13.47             13.12         191,069    2007
                                                                                 12.17             13.47         167,765    2006
                                                                                 11.22             12.17          90,563    2005
                                                                                 10.00             11.22          26,783    2004
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $17.65            $10.53       1,344,861    2008
                                                                                 15.25             17.65       1,537,066    2007
                                                                                 14.58             15.25       1,488,970    2006
                                                                                 13.77             14.58       1,439,928    2005
                                                                                 12.36             13.77         981,068    2004
                                                                                 10.00             12.36         346,671    2003
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $25.96            $13.18       1,353,058    2008
   Class B                                                                       22.01             25.96       1,508,711    2007
                                                                                 18.12             22.01       1,317,347    2006
                                                                                 15.39             18.12         950,101    2005
                                                                                 13.39             15.39         683,421    2004
                                                                                 10.00             13.39         155,646    2003
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.95            $ 7.86       1,363,667    2008
                                                                                 10.94             10.95       1,613,412    2007
                                                                                 10.52             10.94       1,363,954    2006
                                                                                 10.27             10.52       1,312,530    2005
                                                                                 10.14             10.27       1,074,991    2004
                                                                                 10.00             10.14         352,412    2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     $13.56            $12.41         299,779    2008
                                                                         12.96             13.56         302,797    2007
                                                                         13.15             12.96         317,128    2006
                                                                         12.47             13.15         308,758    2005
                                                                         11.91             12.47         219,226    2004
                                                                         10.00             11.91         126,289    2003
------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    $12.44            $ 8.90          65,332    2008
                                                                         11.30             12.44          39,695    2007
                                                                         10.85             11.30          30,536    2006
                                                                         10.63             10.85          20,328    2005
                                                                         10.00             10.63              --    2004
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $13.33            $ 9.71         584,726    2008
                                                                         13.11             13.33         552,477    2007
                                                                         12.02             13.11         479,425    2006
                                                                         11.93             12.02         447,075    2005
                                                                         10.99             11.93         428,789    2004
                                                                         10.00             10.99         171,365    2003
------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $22.03            $12.61       1,123,540    2008
                                                                         18.54             22.03       1,144,896    2007
                                                                         16.41             18.54       1,090,099    2006
                                                                         15.02             16.41         946,863    2005
                                                                         13.31             15.02         766,068    2004
                                                                         10.00             13.31         256,511    2003
------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.70            $ 8.90         336,189    2008
                                                                         11.19             12.70         363,920    2007
                                                                         10.60             11.19         362,522    2006
                                                                         10.36             10.60         311,644    2005
                                                                         10.00             10.36          70,664    2004
------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.17            $ 7.25         551,675    2008
                                                                         10.43             11.17         526,828    2007
                                                                         10.00             10.43          62,337    2006
------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $20.53            $11.59       3,186,465    2008
                                                                         17.76             20.53       3,591,394    2007
                                                                         16.17             17.76       2,996,410    2006
                                                                         14.07             16.17       2,161,311    2005
                                                                         12.40             14.07       1,335,660    2004
                                                                         10.00             12.40         413,897    2003
------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $16.59            $ 9.59          98,417    2008
                                                                         15.77             16.59          99,676    2007
                                                                         14.06             15.77         103,019    2006
                                                                         11.82             14.06          88,801    2005
                                                                         11.84             11.82          35,327    2004
                                                                         10.00             11.84          10,231    2003
------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $16.93            $ 9.54       1,536,227    2008
                                                                         16.96             16.93       1,885,441    2007
                                                                         14.35             16.96       1,723,960    2006
                                                                         13.79             14.35       1,564,566    2005
                                                                         12.58             13.79       1,271,270    2004
                                                                         10.00             12.58         570,477    2003
------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation   Accumulation
                                                                              Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                 Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $15.45            $ 8.85         401,346
                                                                                   13.82             15.45         420,320
                                                                                   13.16             13.82         578,096
                                                                                   12.66             13.16         606,900
                                                                                   12.45             12.66         560,577
                                                                                   10.00             12.45         357,532
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $17.25            $ 8.96         536,965
                                                                                   14.02             17.25         626,140
                                                                                   12.61             14.02         443,261
                                                                                   11.91             12.61         387,768
                                                                                   11.45             11.91         364,733
                                                                                   10.00             11.45         163,238
------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.11            $ 9.62         153,611
                                                                                   10.00             10.11         378,302
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $25.06            $14.92       1,459,864
                                                                                   22.05             25.06       1,735,774
                                                                                   19.90             22.05       1,725,960
                                                                                   17.11             19.90       1,629,294
                                                                                   13.93             17.11       1,213,459
                                                                                   10.00             13.93         573,236
------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.52            $ 6.49         134,999
                                                                                   13.01             13.52         196,488
                                                                                   11.38             13.01         142,791
                                                                                   11.27             11.38         117,036
                                                                                   10.00             11.27          58,889
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.40            $ 8.60       5,099,025
                                                                                   12.13             12.40       5,591,420
                                                                                   10.41             12.13       3,118,807
                                                                                   10.00             10.41         719,943
------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.92            $ 6.27       2,162,773
                                                                                   10.00              9.92         229,024
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $17.24            $10.69       1,095,251
                                                                                   16.91             17.24         781,507
                                                                                   14.49             16.91         409,907
                                                                                   13.30             14.49           4,503
                                                                                   11.98             13.30              --
                                                                                   10.00             11.98              --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.15            $ 6.34         797,032
                                                                                   11.05             11.15         833,001
                                                                                   10.00             11.05         241,867
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $16.56            $10.94         293,064
                                                                                   15.26             16.56         343,138
                                                                                   13.14             15.26         363,765
                                                                                   12.81             13.14         382,029
                                                                                   11.87             12.81         315,289
                                                                                   10.00             11.87         130,426
------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.93            $10.22       1,082,352
                                                                                   10.58             10.93       1,325,377
                                                                                   10.28             10.58       1,465,908
                                                                                   10.23             10.28       1,057,050
                                                                                   10.03             10.23         886,615
                                                                                   10.00             10.03         401,810
------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                 Year
--------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                          2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
                                                                            2003
--------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                   2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
                                                                            2003
--------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                    2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                  2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
                                                                            2003
--------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                         2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                         2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares   2008
                                                                            2007
--------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                           2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
                                                                            2003
--------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                        2008
                                                                            2007
                                                                            2006
--------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                  2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
                                                                            2003
--------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                             2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
                                                                            2003
--------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation   Accumulation
                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                       Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $19.26            $11.80          670,302   2008
                                                         17.36             19.26          844,609   2007
                                                         16.25             17.36          783,932   2006
                                                         14.75             16.25          812,313   2005
                                                         12.90             14.75          700,830   2004
                                                         10.00             12.90          338,175   2003
--------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.69            $10.77        6,026,142   2008
                                                         10.34             10.69        3,227,175   2007
                                                         10.03             10.34        1,574,219   2006
                                                          9.90             10.03        1,251,487   2005
                                                          9.95              9.90        1,387,666   2004
                                                         10.00              9.95          635,992   2003
--------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $14.23            $ 8.88          798,097   2008
                                                         13.71             14.23          882,044   2007
                                                         12.75             13.71          981,858   2006
                                                         12.77             12.75        1,071,507   2005
                                                         12.11             12.77        1,040,075   2004
                                                         10.00             12.11          515,742   2003
--------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $19.75            $12.45          566,277   2008
                                                         23.54             19.75          529,295   2007
                                                         17.95             23.54          728,424   2006
                                                         16.30             17.95          607,453   2005
                                                         12.49             16.30          521,727   2004
                                                         10.00             12.49          194,020   2003
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $16.04            $ 9.89        1,891,298   2008
                                                         15.48             16.04        2,235,897   2007
                                                         13.61             15.48          166,848   2006
                                                         13.22             13.61        2,155,073   2005
                                                         12.14             13.22        1,881,365   2004
                                                         10.00             12.14          873,981   2003
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $17.70            $10.89          731,404   2008
                                                         17.54             17.70          825,570   2007
                                                         15.71             17.54        1,040,515   2006
                                                         14.56             15.71          935,347   2005
                                                         12.83             14.56          689,460   2004
                                                         10.00             12.83          333,700   2003
--------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $15.37            $10.71        8,054,662   2008
                                                         13.97             15.37        9,577,406   2007
                                                         12.46             13.97       10,502,752   2006
                                                         12.19             12.46        9,561,715   2005
                                                         11.44             12.19        5,993,939   2004
                                                         10.00             11.44        1,658,489   2003
--------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $11.68            $ 8.13        5,233,507   2008
                                                         10.62             11.68        4,539,551   2007
                                                         10.00             10.62        1,592,533   2006
--------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                    $15.41            $ 9.71          428,927   2008
                                                         14.48             15.41          521,779   2007
                                                         12.65             14.48          647,626   2006
                                                         12.52             12.65          617,672   2005
                                                         11.75             12.52          544,736   2004
                                                         10.00             11.75          246,040   2003
--------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
--------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                          $10.00            $ 6.43           14,219   2008
--------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                  $10.00            $ 6.58          263,308   2008
--------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation   Accumulation
                                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                                               Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                $10.00            $ 7.02          22,426    2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                     $10.00            $ 7.59         625,369    2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                           $10.00            $ 7.47         768,945    2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                 $10.00            $ 7.24       1,064,415    2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                      $10.00            $ 6.88         312,534    2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                   $10.00            $ 7.65         233,030    2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                 $10.00            $10.58         392,220    2008
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                              $13.26            $ 8.23         372,932    2008
                                                                                 13.04             13.26         419,314    2007
                                                                                 11.39             13.04         400,987    2006
                                                                                 10.00             11.39         217,562    2005
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $14.63            $12.10       1,186,566    2008
                                                                                 13.46             14.63       1,281,800    2007
                                                                                 12.37             13.46         962,968    2006
                                                                                 11.66             12.37         953,492    2005
                                                                                 10.92             11.66         792,568    2004
                                                                                 10.00             10.92         323,459    2003
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $21.77            $11.95         915,957    2008
                                                                                 16.17             21.77         541,181    2007
                                                                                 15.03             16.17         324,850    2006
                                                                                 13.55             15.03         202,887    2005
                                                                                 11.66             13.55         167,326    2004
                                                                                 10.00             11.66          65,234    2003
--------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          $37.60            $17.70         114,088    2008
                                                                                 29.80             37.60         133,096    2007
                                                                                 20.62             29.80         156,144    2006
                                                                                 15.86             20.62         174,684    2005
                                                                                 13.56             15.86         219,326    2004
                                                                                 10.00             13.56          84,483    2003
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $15.72            $ 9.21         228,900    2008
                                                                                 15.90             15.72         243,875    2007
                                                                                 14.57             15.90         245,606    2006
                                                                                 13.48             14.57         193,593    2005
                                                                                 12.57             13.48         132,447    2004
                                                                                 10.00             12.57          42,051    2003
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $10.00            $ 6.41          34,243    2008
                                                                                 11.69             10.00          51,142    2007
                                                                                 10.57             11.69          37,630    2006
                                                                                 10.00             10.57           2,074    2005
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.50            $ 5.94         511,494    2008
                                                                                 16.36              9.50         604,796    2007
                                                                                 14.08             16.36         355,551    2006
                                                                                 13.78             14.08         334,301    2005
                                                                                 12.93             13.78         275,816    2004
                                                                                 10.00             12.93          82,461    2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $14.64            $ 9.09         309,056    2008
                                                                        13.38             14.64         357,900    2007
                                                                        12.65             13.38         412,880    2006
                                                                        12.32             12.65         372,448    2005
                                                                        11.47             12.32         337,869    2004
                                                                        10.00             11.47         164,342    2003
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $16.24            $10.68         176,573    2008
                                                                        14.98             16.24         200,622    2007
                                                                        13.49             14.98         225,063    2006
                                                                        12.79             13.49         230,074    2005
                                                                        11.68             12.79         187,963    2004
                                                                        10.00             11.68          97,273    2003
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $15.47            $ 9.22         320,593    2008
                                                                        15.36             15.47         361,583    2007
                                                                        13.80             15.36         408,004    2006
                                                                        13.33             13.80         422,328    2005
                                                                        12.74             13.33         356,422    2004
                                                                        10.00             12.74         193,803    2003
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $14.02            $10.73         392,282    2008
                                                                        13.69             14.02         464,954    2007
                                                                        12.44             13.69         305,222    2006
                                                                        12.30             12.44         118,192    2005
                                                                        11.24             12.30             112    2004
                                                                        10.00             11.24              --    2003
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $29.31            $17.96         513,354    2008
                                                                        23.32             29.31         552,208    2007
                                                                        18.06             23.32         486,916    2006
                                                                        15.72             18.06         390,453    2005
                                                                        12.29             15.72         287,700    2004
                                                                        10.00             12.29         125,205    2003
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       $12.46            $ 6.93         462,888    2008
                                                                        14.18             12.46         467,159    2007
                                                                        13.37             14.18         465,214    2006
                                                                        12.93             13.37         409,421    2005
                                                                        12.31             12.93         347,394    2004
                                                                        10.00             12.31         183,859    2003
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $15.92            $ 8.52         373,023    2008
                                                                        21.54             15.92         465,434    2007
                                                                        18.62             21.54       1,294,961    2006
                                                                        16.57             18.62       1,146,291    2005
                                                                        14.14             16.57         816,503    2004
                                                                        10.00             14.14         352,598    2003
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              $22.52            $13.24       1,414,260    2008
                                                                        15.33             22.52       1,295,128    2007
                                                                        13.56             15.33         849,833    2006
                                                                        13.01             13.56         560,885    2005
                                                                        12.09             13.01         473,776    2004
                                                                        10.00             12.09         194,738    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation   Accumulation
                                                                         Unit Values at    Unit Values at Unit Values at
Subaccounts                                                            Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $15.74            $ 9.52       1,322,937    2008
                                                                              19.67             15.74         793,874    2007
                                                                              17.41             19.67         837,530    2006
                                                                              16.10             17.41         691,830    2005
                                                                              13.71             16.10         493,066    2004
                                                                              10.00             13.71         162,753    2003
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $19.12            $11.68       1,008,435    2008
                                                                              15.78             19.12       1,060,493    2007
                                                                              15.59             15.78         124,611    2006
                                                                              14.13             15.59         142,681    2005
                                                                              12.00             14.13         120,375    2004
                                                                              10.00             12.00          65,369    2003
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $16.49            $ 8.25          80,874    2008
                                                                              12.22             16.49         113,536    2007
                                                                              11.19             12.22         454,726    2006
                                                                              10.95             11.19         318,406    2005
                                                                              10.00             10.95         128,089    2004
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.44            $ 9.48         277,340    2008
                                                                              10.73             11.44         195,170    2007
                                                                              10.41             10.73         184,074    2006
                                                                              10.00             10.41         236,432    2005
-----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $13.19            $ 9.95       1,800,212    2008
                                                                              12.94             13.19       1,369,045    2007
                                                                              12.03             12.94       1,583,136    2006
                                                                              11.73             12.03       1,432,605    2005
                                                                              10.86             11.73       1,256,665    2004
                                                                              10.00             10.86         695,216    2003
-----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.86            $13.71       1,329,984    2008
                                                                              10.97             11.86         893,083    2007
                                                                              11.00             10.97         635,012    2006
                                                                              10.66             11.00         528,302    2005
                                                                              10.06             10.66         475,092    2004
                                                                              10.00             10.06         272,805    2003
-----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.83            $10.63       2,492,971    2008
                                                                              10.24             10.83       2,276,810    2007
                                                                               9.99             10.24         288,926    2006
                                                                              10.00              9.99         186,590    2005
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.56            $11.94       5,107,026    2008
                                                                              10.78             11.56       4,589,891    2007
                                                                              10.54             10.78       4,569,263    2006
                                                                              10.44             10.54       3,856,246    2005
                                                                              10.10             10.44       2,778,605    2004
                                                                              10.00             10.10       1,323,651    2003
-----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $20.37            $12.16         289,880    2008
                                                                              14.66             20.37         413,022    2007
                                                                              14.67             14.66          57,236    2006
                                                                              13.05             14.67          48,037    2005
                                                                              12.13             13.05          31,225    2004
                                                                              10.00             12.13          10,293    2003
-----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation   Accumulation
                                                     Unit Values at    Unit Values at Unit Values at
Subaccounts                                        Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $16.11            $ 9.91          57,812    2008
                                                          18.77             16.11          58,022    2007
                                                          16.76             18.77         312,543    2006
                                                          14.03             16.76         114,715    2005
                                                          12.34             14.03          52,389    2004
                                                          10.00             12.34             547    2003
---------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $25.95            $11.97         520,175    2008
                                                          17.83             25.95         521,970    2007
                                                          14.86             17.83         243,142    2006
                                                          10.00             14.86          87,097    2005
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                     $16.64            $ 9.52         151,653    2008
                                                          14.33             16.64         129,040    2007
                                                          13.75             14.33         132,921    2006
                                                          13.80             13.75         116,563    2005
                                                          12.80             13.80         107,093    2004
                                                          10.00             12.80          75,902    2003
---------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 9.76            $ 7.43          47,256    2008
                                                          10.00              9.76          15,234    2007
---------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $15.37            $ 7.71         245,240    2008
                                                          13.37             15.37         271,063    2007
                                                          13.22             13.37         272,423    2006
                                                          12.46             13.22         224,644    2005
                                                          11.84             12.46         170,730    2004
                                                          10.00             11.84          95,304    2003
---------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $16.35            $10.35       2,127,341    2008
                                                          16.99             16.35       2,631,934    2007
                                                          14.86             16.99       2,283,851    2006
                                                          14.48             14.86       1,843,968    2005
                                                          12.51             14.48       1,199,588    2004
                                                          10.00             12.51         391,710    2003
---------------------------------------------------------------------------------------------------------

                    Guaranteed Withdrawal Advantage Elected

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $12.24            $ 5.77        37,939     2008
                                                                           12.31             12.24        25,780     2007
                                                                           11.12             12.31        26,710     2006
                                                                           10.76             11.12        26,035     2005
                                                                           10.00             10.76        10,413     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $13.15            $ 7.42            --     2008
                                                                           11.98             13.15            --     2007
                                                                           11.48             11.98            --     2006
                                                                           10.77             11.48            --     2005
                                                                           10.00             10.77            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.42            $ 7.82         9,882     2008
                                                                           10.77             11.42         9,061     2007
                                                                           10.00             10.77         9,477     2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.24            $10.06        31,601     2008
                                                                           15.37             17.24        34,676     2007
                                                                           12.26             15.37        38,221     2006
                                                                           10.62             12.26        20,859     2005
                                                                           10.00             10.62            18     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       $11.53            $ 6.98            --     2008
                                                                           10.17             11.53            --     2007
                                                                           10.00             10.17            --     2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.18            $ 6.96            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $14.01            $ 7.21            --     2008
                                                                           11.92             14.01            --     2007
                                                                           11.21             11.92            --     2006
                                                                           11.03             11.21            --     2005
                                                                           10.00             11.03            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $13.07            $ 7.60        42,470     2008
                                                                           12.71             13.07        32,862     2007
                                                                           11.08             12.71        35,068     2006
                                                                           10.81             11.08        32,113     2005
                                                                           10.00             10.81        12,931     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $16.51            $ 7.56        58,588     2008
                                                                           15.95             16.51        64,860     2007
                                                                           12.03             15.95        60,549     2006
                                                                           10.53             12.03        30,684     2005
                                                                           10.00             10.53         4,595     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $13.33            $ 7.86        11,834     2008
                                                                           11.97             13.33        10,062     2007
                                                                           12.28             11.97        11,534     2006
                                                                           10.91             12.28        13,560     2005
                                                                           10.00             10.91         3,602     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.50            $ 5.60            --     2008
                                                                            9.42             10.50            --     2007
                                                                           10.00              9.42            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.62            $10.24         30,267    2008
                                                                                  9.89             10.62          6,723    2007
                                                                                  9.93              9.89          9,975    2006
                                                                                 10.00              9.93          5,577    2005
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $12.95            $ 8.01         10,854    2008
                                                                                 13.01             12.95          9,789    2007
                                                                                 10.91             13.01         14,771    2006
                                                                                 10.84             10.91         13,187    2005
                                                                                 10.00             10.84          3,813    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $14.41            $11.35         44,051    2008
                                                                                 12.59             14.41         54,721    2007
                                                                                 11.02             12.59         45,219    2006
                                                                                 10.00             11.02             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $13.02            $ 7.55             --    2008
                                                                                 12.29             13.02             --    2007
                                                                                 11.72             12.29             --    2006
                                                                                 10.83             11.72             --    2005
                                                                                 10.00             10.83             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $12.88            $ 7.55         16,077    2008
                                                                                 13.29             12.88         13,451    2007
                                                                                 12.07             13.29         16,668    2006
                                                                                 11.18             12.07         16,343    2005
                                                                                 10.00             11.18          2,498    2004
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $14.20            $ 8.43         51,796    2008
                                                                                 12.33             14.20         43,792    2007
                                                                                 11.85             12.33         52,702    2006
                                                                                 11.25             11.85         42,972    2005
                                                                                 10.00             11.25         18,129    2004
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $18.23            $ 9.21         97,428    2008
   Class B                                                                       15.54             18.23         80,049    2007
                                                                                 12.86             15.54        102,835    2006
                                                                                 10.97             12.86         93,312    2005
                                                                                 10.00             10.97         39,132    2004
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.56            $ 7.54          7,868    2008
                                                                                 10.60             10.56         19,009    2007
                                                                                 10.24             10.60             --    2006
                                                                                 10.06             10.24             --    2005
                                                                                 10.00             10.06             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.70            $ 9.75             --    2008
                                                                                 10.28             10.70             --    2007
                                                                                 10.48             10.28             --    2006
                                                                                  9.99             10.48             --    2005
                                                                                 10.00              9.99             --    2004
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $12.21            $ 8.69             --    2008
                                                                                 11.15             12.21             --    2007
                                                                                 10.75             11.15             --    2006
                                                                                 10.59             10.75             --    2005
                                                                                 10.00             10.59             --    2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.73            $ 8.50         10,480    2008
                                                                         11.60             11.73          9,911    2007
                                                                         10.70             11.60         10,822    2006
                                                                         10.67             10.70          9,024    2005
                                                                         10.00             10.67          3,057    2004
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $16.14            $ 9.19          5,422    2008
                                                                         13.65             16.14             --    2007
                                                                         12.14             13.65             --    2006
                                                                         11.17             12.14             --    2005
                                                                         10.00             11.17             --    2004
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.47            $ 8.69        177,119    2008
                                                                         11.04             12.47        177,076    2007
                                                                         10.51             11.04        187,521    2006
                                                                         10.33             10.51        193,962    2005
                                                                         10.00             10.33         91,441    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.08            $ 7.15        102,248    2008
                                                                         10.39             11.08        107,394    2007
                                                                         10.00             10.39         89,286    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.98            $ 8.98          3,333    2008
                                                                         13.89             15.98         15,626    2007
                                                                         12.71             13.89         10,250    2006
                                                                         11.12             12.71             --    2005
                                                                         10.00             11.12             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.67            $ 8.44             --    2008
                                                                         14.02             14.67             --    2007
                                                                         12.56             14.02             --    2006
                                                                         10.62             12.56             --    2005
                                                                         10.00             10.62             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $13.25            $ 7.43         45,072    2008
                                                                         13.35             13.25         49,089    2007
                                                                         11.35             13.35         33,400    2006
                                                                         10.97             11.35         34,287    2005
                                                                         10.00             10.97         15,898    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $13.49            $ 7.68             --    2008
                                                                         12.30             13.49             --    2007
                                                                         11.11             12.30             --    2006
                                                                         10.55             11.11             --    2005
                                                                         10.00             10.55             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $13.99            $ 7.23         13,959    2008
                                                                         11.27             13.99         11,201    2007
                                                                         10.78             11.27         19,551    2006
                                                                         10.42             10.78         16,249    2005
                                                                         10.00             10.42            384    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.08            $ 9.54             --    2008
                                                                         10.00             10.08         16,654    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $17.59            $10.42         49,477    2008
                                                                         15.55             17.59         45,905    2007
                                                                         14.11             15.55         52,427    2006
                                                                         12.20             14.11         44,142    2005
                                                                         10.00             12.20         16,419    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.27            $ 6.34             --    2008
                                                                                   12.84             13.27             --    2007
                                                                                   11.28             12.84             --    2006
                                                                                   11.24             11.28             --    2005
                                                                                   10.00             11.24             --    2004
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.23            $ 8.44        886,537    2008
                                                                                   12.02             12.23        931,787    2007
                                                                                   10.37             12.02        902,617    2006
                                                                                   10.00             10.37        391,077    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.90            $ 6.23             --    2008
                                                                                   10.00              9.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $12.97            $ 7.99         15,272    2008
                                                                                   12.78             12.97          3,217    2007
                                                                                   10.00             12.78         11,264    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.06            $ 6.25          5,651    2008
                                                                                   11.02             11.06             --    2007
                                                                                   10.00             11.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $13.82            $ 9.09             --    2008
                                                                                   12.81             13.82             --    2007
                                                                                   11.08             12.81             --    2006
                                                                                   10.86             11.08             --    2005
                                                                                   10.00             10.86             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.76            $10.01         16,968    2008
                                                                                   10.47             10.76         23,621    2007
                                                                                   10.23             10.47         61,190    2006
                                                                                   10.22             10.23         28,818    2005
                                                                                   10.00             10.22          8,059    2004
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $14.72            $ 8.98          7,698    2008
                                                                                   13.34             14.72         12,174    2007
                                                                                   12.55             13.34          7,114    2006
                                                                                   11.45             12.55          7,131    2005
                                                                                   10.00             11.45          5,243    2004
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.58            $10.60        154,225    2008
                                                                                   10.28             10.58        277,976    2007
                                                                                   10.02             10.28        203,251    2006
                                                                                    9.94             10.02        150,019    2005
                                                                                   10.00              9.94         55,239    2004
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $11.65            $ 7.24             --    2008
                                                                                   11.28             11.65             --    2007
                                                                                   10.55             11.28             --    2006
                                                                                   10.62             10.55             --    2005
                                                                                   10.00             10.62             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $16.29            $10.22          3,794    2008
                                                                                   19.52             16.29             --    2007
                                                                                   14.96             19.52             --    2006
                                                                                   13.65             14.96             --    2005
                                                                                   10.00             13.65             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $13.03            $ 8.00             --    2008
                                                                                   12.65             13.03          9,506    2007
                                                                                   11.17             12.65             --    2006
                                                                                   10.91             11.17             --    2005
                                                                                   10.00             10.91             --    2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                               $13.24            $ 8.10           8,153   2008
                                                                         13.19             13.24           7,098   2007
                                                                         11.88             13.19           9,211   2006
                                                                         11.06             11.88           7,528   2005
                                                                         10.00             11.06           3,129   2004
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $13.22            $ 9.17       4,184,292   2008
                                                                         12.07             13.22       4,539,507   2007
                                                                         10.83             12.07       4,927,279   2006
                                                                         10.65             10.83       4,782,115   2005
                                                                         10.00             10.65       1,783,009   2004
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.58            $ 8.02         411,889   2008
                                                                         10.58             11.58         447,292   2007
                                                                         10.00             10.58         401,526   2006
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $12.94            $ 8.11              --   2008
                                                                         12.22             12.94              --   2007
                                                                         10.73             12.22              --   2006
                                                                         10.68             10.73              --   2005
                                                                         10.00             10.68              --   2004
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.42              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.56           7,605   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.01              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.58          16,226   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.46          19,956   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.23          27,237   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.87           7,332   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.64           6,424   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.57          11,409   2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.08            $ 8.07          17,147   2008
                                                                         12.93             13.08          15,311   2007
                                                                         11.35             12.93          16,787   2006
                                                                         10.00             11.35          15,837   2005
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $13.29            $10.93         266,112   2008
                                                                         12.29             13.29         278,854   2007
                                                                         11.35             12.29         268,703   2006
                                                                         10.75             11.35         158,810   2005
                                                                         10.00             10.75          14,502   2004
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $17.92            $ 9.79          15,093   2008
                                                                         13.38             17.92          11,695   2007
                                                                         12.50             13.38          11,469   2006
                                                                         11.33             12.50              --   2005
                                                                         10.00             11.33              --   2004
-----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                  $26.49            $12.41              --   2008
                                                                         21.11             26.49              --   2007
                                                                         14.68             21.11              --   2006
                                                                         11.35             14.68              --   2005
                                                                         10.00             11.35           6,949   2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $12.15            $ 7.08         37,589    2008
                                                                                 12.34             12.15         30,824    2007
                                                                                 11.37             12.34         31,236    2006
                                                                                 10.57             11.37         24,984    2005
                                                                                 10.00             10.57         11,344    2004
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.97            $ 6.36         45,605    2008
                                                                                 11.59              9.97         50,642    2007
                                                                                 10.53             11.59         34,839    2006
                                                                                 10.00             10.52         12,504    2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.47            $ 5.89         15,352    2008
                                                                                 12.51              9.47         13,059    2007
                                                                                 10.82             12.51         14,888    2006
                                                                                 10.64             10.82         15,186    2005
                                                                                 10.00             10.64          5,016    2004
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $12.69            $ 7.84          2,655    2008
                                                                                 11.66             12.69          2,301    2007
                                                                                 11.08             11.66          5,822    2006
                                                                                 10.84             11.08          5,106    2005
                                                                                 10.00             10.84            627    2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $13.91            $ 9.10             --    2008
                                                                                 12.89             13.91             --    2007
                                                                                 11.66             12.89             --    2006
                                                                                 11.12             11.66             --    2005
                                                                                 10.00             11.12             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $12.12            $ 7.19          6,559    2008
                                                                                 12.09             12.12          4,644    2007
                                                                                 10.92             12.09          6,097    2006
                                                                                 10.60             10.92          5,703    2005
                                                                                 10.00             10.60          1,785    2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $11.48            $ 8.75        251,025    2008
                                                                                 11.27             11.48        271,670    2007
                                                                                 10.30             11.27        238,327    2006
                                                                                 10.00             10.30        198,345    2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $22.82            $13.92          1,815    2008
                                                                                 18.25             22.82             --    2007
                                                                                 14.21             18.25             --    2006
                                                                                 12.43             14.21             --    2005
                                                                                 10.00             12.43             --    2004
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $12.23            $ 6.76        388,956    2008
                                                                                 11.59             12.23        361,706    2007
                                                                                 10.97             11.59          2,043    2006
                                                                                 10.68             10.97             --    2005
                                                                                 10.00             10.68             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $12.94            $ 6.89             --    2008
                                                                                 14.91             12.94             --    2007
                                                                                 12.95             14.91             --    2006
                                                                                 11.58             12.95             --    2005
                                                                                 10.00             11.58             --    2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $15.51            $ 9.07          8,204    2008
                                                                              12.59             15.51             --    2007
                                                                              11.18             12.59         25,611    2006
                                                                              10.79             11.18             --    2005
                                                                              10.00             10.79             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $12.86            $ 7.74         22,489    2008
                                                                              14.24             12.86             --    2007
                                                                              12.66             14.24         34,807    2006
                                                                              11.77             12.66         27,464    2005
                                                                              10.00             11.77          8,840    2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $13.76            $ 8.37         46,488    2008
                                                                              12.44             13.76         46,010    2007
                                                                              12.35             12.44             --    2006
                                                                              11.25             12.35             --    2005
                                                                              10.00             11.25             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $12.93            $ 6.44             --    2008
                                                                              12.06             12.93             --    2007
                                                                              11.09             12.06        350,814    2006
                                                                              10.91             11.09        323,610    2005
                                                                              10.00             10.91         47,184    2004
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.29            $ 9.31          4,082    2008
                                                                              10.64             11.29             --    2007
                                                                              10.37             10.64             --    2006
                                                                              10.00             10.37             --    2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.97            $ 8.98         40,513    2008
                                                                              11.79             11.97         36,138    2007
                                                                              11.03             11.79         52,678    2006
                                                                              10.80             11.03         35,042    2005
                                                                              10.00             10.80         10,569    2004
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.68            $13.43         18,407    2008
                                                                              10.85             11.68         33,275    2007
                                                                              10.94             10.85         30,534    2006
                                                                              10.65             10.94         27,793    2005
                                                                              10.00             10.65          9,496    2004
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.68            $10.43        125,022    2008
                                                                              10.15             10.68        219,958    2007
                                                                               9.96             10.15        144,277    2006
                                                                              10.00              9.96         91,098    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.24            $11.55        119,781    2008
                                                                              10.55             11.24        174,152    2007
                                                                              10.36             10.55        226,952    2006
                                                                              10.31             10.36        141,148    2005
                                                                              10.00             10.31         64,017    2004
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $16.19            $ 9.62             --    2008
                                                                              12.12             16.19         10,188    2007
                                                                              12.19             12.12         13,015    2006
                                                                              10.90             12.19          9,775    2005
                                                                              10.00             10.90            836    2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $13.25            $ 8.11         12,602    2008
                                                          15.00             13.25         11,110    2007
                                                          13.46             15.00         18,508    2006
                                                          11.32             13.46             --    2005
                                                          10.00             11.32             --    2004
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $25.60            $11.75          2,173    2008
                                                          17.68             25.60          1,668    2007
                                                          14.81             17.68             --    2006
                                                          10.00             14.81             --    2005
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                     $13.46            $ 7.67             --    2008
                                                          11.65             13.46             --    2007
                                                          11.23             11.65             --    2006
                                                          11.33             11.23             --    2005
                                                          10.00             11.33             --    2004
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 9.72            $ 7.37             --    2008
                                                          10.00              9.72             --    2007
--------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $13.07            $ 6.52             --    2008
                                                          11.43             13.07             --    2007
                                                          11.36             11.43             --    2006
                                                          10.76             11.36             --    2005
                                                          10.00             10.76             --    2004
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $12.59            $ 7.92         97,722    2008
                                                          13.14             12.59        100,066    2007
                                                          11.55             13.14         95,462    2006
                                                          11.32             11.55         76,220    2005
                                                          10.00             11.32         16,006    2004
--------------------------------------------------------------------------------------------------------

                      Guaranteed Income Advantage Elected

For contracts issued on or after May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

                                                                                                         Number of
                                                                       Accumulation      Accumulation   Accumulation
                                                                      Unit Values at    Unit Values at Unit Values at
Subaccounts                                                         Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $11.90            $ 5.62         25,508     2008
                                                                           11.79             11.90         31,229     2007
                                                                           10.79             11.79         49,205     2006
                                                                           10.43             10.79         50,993     2005
                                                                           10.00             10.43         48,466     2004
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $12.35            $ 6.97         14,024     2008
                                                                           11.24             12.35         16,161     2007
                                                                           10.77             11.24         18,026     2006
                                                                           10.08             10.77         20,210     2005
                                                                           10.00             10.08         19,798     2004
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.44            $ 7.84          3,408     2008
                                                                           10.78             11.44          3,800     2007
                                                                           10.00             10.78          4,143     2006
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.30            $10.10         12,515     2008
                                                                           15.98             17.30          4,337     2007
                                                                           12.27             15.98         10,675     2006
                                                                           10.62             12.27          5,655     2005
                                                                           10.00             10.62          2,894     2004
--------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.18            $ 6.97             --     2008
                                                                           10.00             10.18             --     2007
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $12.61            $ 6.50          4,205     2008
                                                                           10.72             12.61          4,455     2007
                                                                           10.07             10.72          3,031     2006
                                                                            9.90             10.07          3,178     2005
                                                                           10.00              9.90          1,660     2004
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.74            $ 7.42         32,765     2008
                                                                           12.38             12.74         36,166     2007
                                                                           10.78             12.38         53,104     2006
                                                                           10.50             10.78         51,261     2005
                                                                           10.00             10.50         50,807     2004
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $16.56            $ 7.59         22,719     2008
                                                                           15.98             16.56          8,360     2007
                                                                           12.05             15.98         10,675     2006
                                                                           10.53             12.05          2,736     2005
                                                                           10.00             10.53            425     2004
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $12.69            $ 7.49          1,234     2008
                                                                           11.38             12.69          1,272     2007
                                                                           11.67             11.38          1,343     2006
                                                                           10.35             11.67          1,385     2005
                                                                           10.00             10.35          1,392     2004
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.52            $ 5.61             --     2008
                                                                            9.43             10.52             --     2007
                                                                           10.00              9.43             --     2006
--------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation   Accumulation
                                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                                               Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.65            $10.28          2,803     2008
                                                                                  9.91             10.65             --     2007
                                                                                  9.93              9.91             --     2006
                                                                                 10.00              9.93             --     2005
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $13.00            $ 8.05         13,280     2008
                                                                                 13.04             13.00         18,445     2007
                                                                                 10.93             13.04         17,917     2006
                                                                                 10.85             10.93         22,338     2005
                                                                                 10.00             10.85         15,604     2004
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $14.45            $11.39          6,086     2008
                                                                                 12.61             14.45             --     2007
                                                                                 11.03             12.61             --     2006
                                                                                 10.00             11.03             --     2005
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $13.07            $ 7.58          1,988     2008
                                                                                 12.33             13.07          2,017     2007
                                                                                 11.75             12.33          2,344     2006
                                                                                 10.83             11.75          2,172     2005
                                                                                 10.00             10.83          2,062     2004
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $12.93            $ 7.59          7,478     2008
                                                                                 13.32             12.93          7,333     2007
                                                                                 12.09             13.32          9,189     2006
                                                                                 11.19             12.09          8,010     2005
                                                                                 10.00             11.19          8,814     2004
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $13.88            $ 8.25         49,327     2008
                                                                                 12.04             13.88         58,775     2007
                                                                                 11.56             12.04         85,462     2006
                                                                                 10.96             11.56         85,052     2005
                                                                                 10.00             10.96         84,175     2004
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $17.87            $ 9.04         68,021     2008
   Class B                                                                       15.22             17.87         74,723     2007
                                                                                 12.58             15.22        108,578     2006
                                                                                 10.73             12.58        101,488     2005
                                                                                 10.00             10.73        102,549     2004
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.60            $ 7.58         53,061     2008
                                                                                 10.63             10.60         65,325     2007
                                                                                 10.27             10.63         76,477     2006
                                                                                 10.07             10.27         78,201     2005
                                                                                 10.00             10.07         82,722     2004
--------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.56            $ 9.63         12,573     2008
                                                                                 10.13             10.56         15,031     2007
                                                                                 10.32             10.13         31,583     2006
                                                                                  9.83             10.32         25,538     2005
                                                                                 10.00              9.83         27,141     2004
--------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $12.26            $ 8.73          3,637     2008
                                                                                 11.18             12.26          4,066     2007
                                                                                 10.78             11.18          4,591     2006
                                                                                 10.60             10.78          4,898     2005
                                                                                 10.00             10.60          5,105     2004
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.84            $ 8.59         17,366     2008
                                                                         11.69             11.84         21,822     2007
                                                                         10.77             11.69         25,928     2006
                                                                         10.73             10.77         28,405     2005
                                                                         10.00             10.73         25,494     2004
------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $15.62            $ 8.91         52,214     2008
                                                                         13.20             15.62         57,723     2007
                                                                         11.73             13.20         92,558     2006
                                                                         10.78             11.73         82,966     2005
                                                                         10.00             10.78         93,674     2004
------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.51            $ 8.73          8,893     2008
                                                                         11.07             12.51          8,866     2007
                                                                         10.53             11.07         10,466     2006
                                                                         10.33             10.53         35,193     2005
                                                                         10.00             10.33         21,925     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.10            $ 7.17             --     2008
                                                                         10.40             11.10             --     2007
                                                                         10.00             10.40             --     2006
------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.80            $ 8.89        172,200     2008
                                                                         13.72             15.80        189,104     2007
                                                                         12.55             13.72        207,851     2006
                                                                         10.96             12.55        214,346     2005
                                                                         10.00             10.96        201,915     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $13.06            $ 7.52          5,507     2008
                                                                         12.47             13.06          6,866     2007
                                                                         11.16             12.47         10,854     2006
                                                                          9.43             11.16         10,501     2005
                                                                         10.00              9.43          9,247     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $12.82            $ 7.19         54,410     2008
                                                                         12.90             12.82         65,446     2007
                                                                         10.96             12.90         76,780     2006
                                                                         10.57             10.96         71,098     2005
                                                                         10.00             10.57         73,504     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $12.94            $ 7.38          3,907     2008
                                                                         10.39             12.94          4,093     2007
                                                                          9.93             10.39          8,668     2006
                                                                          9.59              9.93          9,233     2005
                                                                         10.00              9.59          5,755     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $12.91            $ 6.68          9,133     2008
                                                                         11.79             12.91          9,935     2007
                                                                         10.64             11.79         38,075     2006
                                                                         10.09             10.64         21,679     2005
                                                                         10.00             10.09         26,654     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.09            $ 9.56          8,220     2008
                                                                         10.00             10.09             --     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $16.78            $ 9.95         87,270     2008
                                                                         14.82             16.78         99,547     2007
                                                                         13.44             14.82        130,317     2006
                                                                         11.60             13.44        129,199     2005
                                                                         10.00             11.60        121,775     2004
------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation   Accumulation
                                                                              Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                 Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.32            $ 6.37          5,614
                                                                                   12.87             13.32         11,200
                                                                                   11.30             12.87         12,410
                                                                                   11.24             11.30         21,192
                                                                                   10.00             11.24         20,301
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.27            $ 8.47         50,111
                                                                                   12.05             12.27         57,445
                                                                                   10.38             12.05         22,125
                                                                                   10.00             10.38          8,768
------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.90            $ 6.23             --
                                                                                   10.00              9.90             --
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $13.74            $ 8.48         16,759
                                                                                   13.53             13.74         17,640
                                                                                   11.64             13.53          3,453
                                                                                   10.73             11.64             --
                                                                                   10.00             10.73             --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.07            $ 6.27         14,905
                                                                                   11.03             11.07         16,356
                                                                                   10.00             11.03             --
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $13.39            $ 8.81         32,706
                                                                                   12.39             13.39         34,091
                                                                                   10.71             12.39         35,973
                                                                                   10.49             10.71         39,010
                                                                                   10.00             10.49         37,191
------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.60            $ 9.87         27,015
                                                                                   10.30             10.60         33,861
                                                                                   10.05             10.30         59,116
                                                                                   10.04             10.05         47,593
                                                                                   10.00             10.04         50,938
------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $14.25            $ 8.70         30,208
                                                                                   12.90             14.25         37,188
                                                                                   12.12             12.90         54,250
                                                                                   11.05             12.12         60,192
                                                                                   10.00             11.05         60,203
------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.59            $10.63         62,966
                                                                                   10.28             10.59        296,409
                                                                                   10.01             10.28         25,038
                                                                                    9.92             10.01         27,530
                                                                                   10.00              9.92         38,012
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $11.32            $ 7.04         34,084
                                                                                   10.95             11.32         41,833
                                                                                   10.23             10.95         46,454
                                                                                   10.29             10.23         52,526
                                                                                   10.00             10.29         41,730
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $14.87            $ 9.33         30,365
                                                                                   17.79             14.87         41,404
                                                                                   13.63             17.79         45,966
                                                                                   12.42             13.63         51,165
                                                                                   10.00             12.42         35,170
------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                 Year
--------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                         2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                         2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares   2008
                                                                            2007
--------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                           2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                        2008
                                                                            2007
                                                                            2006
--------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                  2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                             2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                     2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------
  Money Market Fund                                                         2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                              2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                             2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 $12.55            $ 7.71          58,902    2008
                                                                         12.17             12.55          61,629    2007
                                                                         10.74             12.17          71,593    2006
                                                                         10.47             10.74          98,397    2005
                                                                         10.00             10.47          92,137    2004
------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                               $12.96            $ 7.94          54,654    2008
                                                                         12.90             12.96          70,819    2007
                                                                         11.60             12.90          78,900    2006
                                                                         10.79             11.60          82,514    2005
                                                                         10.00             10.79          77,097    2004
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $12.92            $ 8.97       1,282,834    2008
                                                                         11.79             12.92       1,590,891    2007
                                                                         10.56             11.79       1,872,708    2006
                                                                         10.37             10.56       2,133,325    2005
                                                                         10.00             10.37       1,854,113    2004
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $12.92            $ 8.98       6,535,733    2008
                                                                         11.79             12.92       6,435,438    2007
                                                                         10.56             11.79       4,722,929    2006
                                                                         10.37             10.56       2,416,967    2005
                                                                         10.00             10.37              --    2004
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.60            $ 8.04             513    2008
                                                                         10.59             11.60             812    2007
                                                                         10.00             10.59              --    2006
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.60            $ 8.02       6,476,095    2008
                                                                         10.59             11.60       4,381,094    2007
                                                                         10.00             10.59       1,937,011    2006
------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $12.59            $ 7.90          26,970    2008
                                                                         11.88             12.59          36,260    2007
                                                                         10.42             11.88          40,678    2006
                                                                         10.36             10.42          42,911    2005
                                                                         10.00             10.36          28,214    2004
------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.42              --    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.57              --    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.01              --    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.58              --    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.46              --    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.23              --    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.87              --    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.64              --    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.57              --    2008
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.12            $ 8.10           1,665    2008
                                                                         12.95             13.12           3,178    2007
                                                                         11.36             12.95           3,754    2006
                                                                         10.00             11.36             882    2005
------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation   Accumulation
                                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                                               Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $12.94            $10.66         29,887     2008
                                                                                 11.96             12.94         35,850     2007
                                                                                 11.03             11.96         82,641     2006
                                                                                 10.44             11.03         84,527     2005
                                                                                 10.00             10.44         35,046     2004
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $17.83            $ 9.75          6,975     2008
                                                                                 13.30             17.83          1,524     2007
                                                                                 12.42             13.30          1,675     2006
                                                                                 11.24             12.42          1,845     2005
                                                                                 10.00             11.24            881     2004
--------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          $25.70            $12.05          6,261     2008
                                                                                 20.46             25.70          6,668     2007
                                                                                 14.21             20.46          7,794     2006
                                                                                 10.97             14.21          8,285     2005
                                                                                 10.00             10.97          8,860     2004
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $11.54            $ 6.73          9,547     2008
                                                                                 11.72             11.54         12,043     2007
                                                                                 10.78             11.72         14,077     2006
                                                                                 10.02             10.78         15,764     2005
                                                                                 10.00             10.02         15,952     2004
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.97            $ 6.37             --     2008
                                                                                 11.61              9.97             --     2007
                                                                                 10.53             11.61             --     2006
                                                                                 10.00             10.53             --     2005
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.48            $ 5.90          8,189     2008
                                                                                 11.79              9.48          9,064     2007
                                                                                 10.19             11.79          7,963     2006
                                                                                 10.01             10.19         10,526     2005
                                                                                 10.00             10.01         10,559     2004
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $12.07            $ 7.46         11,192     2008
                                                                                 11.07             12.07         12,486     2007
                                                                                 10.51             11.07         14,647     2006
                                                                                 10.28             10.51         17,590     2005
                                                                                 10.00             10.28         19,506     2004
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $13.31            $ 8.72          2,641     2008
                                                                                 12.32             13.31          2,767     2007
                                                                                 11.14             12.32          2,882     2006
                                                                                 10.60             11.14          4,052     2005
                                                                                 10.00             10.60          4,255     2004
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $11.13            $ 6.61         15,035     2008
                                                                                 11.09             11.13         17,789     2007
                                                                                 10.00             11.09         19,786     2006
                                                                                  9.70             10.00         21,864     2005
                                                                                 10.00              9.70         19,998     2004
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $11.94            $ 9.10         14,016     2008
                                                                                 11.70             11.94         10,391     2007
                                                                                 10.68             11.70         91,111     2006
                                                                                 10.60             10.68         96,024     2005
                                                                                 10.00             10.60             --     2004
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation   Accumulation
                                                                         Unit Values at    Unit Values at Unit Values at
Subaccounts                                                            Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $22.22            $13.56         12,438     2008
                                                                              17.75             22.22         15,459     2007
                                                                              13.81             17.75         18,620     2006
                                                                              12.07             13.81         19,895     2005
                                                                              10.00             12.07         16,456     2004
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $12.28            $ 6.80         11,981     2008
                                                                              11.07             12.28         18,653     2007
                                                                              10.47             11.07         48,760     2006
                                                                              10.17             10.47         39,961     2005
                                                                              10.00             10.17         48,453     2004
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $12.37            $ 6.59         27,974     2008
                                                                              14.27             12.37         44,623     2007
                                                                              12.39             14.27        123,112     2006
                                                                              11.07             12.39        128,241     2005
                                                                              10.00             11.07        106,323     2004
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $14.86            $ 8.70         74,736     2008
                                                                              12.09             14.86         89,764     2007
                                                                              10.73             12.09         26,070     2006
                                                                              10.34             10.73         29,165     2005
                                                                              10.00             10.34         31,368     2004
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $12.36            $ 7.44         25,231     2008
                                                                              13.37             12.36         22,358     2007
                                                                              11.88             13.37         41,048     2006
                                                                              11.03             11.88         34,602     2005
                                                                              10.00             11.03         26,875     2004
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $12.94            $ 7.87         26,870     2008
                                                                              12.42             12.94         36,580     2007
                                                                              12.32             12.42          6,836     2006
                                                                              11.21             12.32          8,023     2005
                                                                              10.00             11.21          7,188     2004
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $12.92            $ 6.44          4,200     2008
                                                                              12.09             12.92          4,774     2007
                                                                              11.11             12.09        137,284     2006
                                                                              10.92             11.11        163,805     2005
                                                                              10.00             10.92        148,028     2004
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.32            $ 9.34          2,000     2008
                                                                              10.66             11.32          2,643     2007
                                                                              10.38             10.66          2,786     2006
                                                                              10.00             10.38             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.87            $ 8.92         38,521     2008
                                                                              11.69             11.87         44,835     2007
                                                                              10.92             11.69         70,526     2006
                                                                              10.68             10.92         69,800     2005
                                                                              10.00             10.68         63,238     2004
-----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.35            $13.07         11,129     2008
                                                                              10.54             11.35          4,280     2007
                                                                              10.61             10.54          4,561     2006
                                                                              10.32             10.61          4,852     2005
                                                                              10.00             10.32          5,062     2004
-----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation   Accumulation
                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                               Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $10.71            $10.47         58,186     2008
                                                                 10.17             10.71          6,621     2007
                                                                  9.96             10.17          2,181     2006
                                                                 10.00              9.96             --     2005
----------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $11.13            $11.45        115,669     2008
                                                                 10.43             11.13        157,520     2007
                                                                 10.23             10.43        192,547     2006
                                                                 10.18             10.23        206,991     2005
                                                                 10.00             10.18        140,811     2004
----------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $15.67            $ 9.32         12,694     2008
                                                                 11.53             15.67          9,806     2007
                                                                 11.59             11.53            302     2006
                                                                 10.35             11.59            328     2005
                                                                 10.00             10.35            321     2004
----------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $12.62            $ 7.74            296     2008
                                                                 14.50             12.62            322     2007
                                                                 13.01             14.50         11,001     2006
                                                                 10.93             13.01          7,208     2005
                                                                 10.00             10.93          7,659     2004
----------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.67            $11.79          2,947     2008
                                                                 17.71             25.67          2,158     2007
                                                                 14.82             17.71          2,579     2006
                                                                 10.00             14.82          1,436     2005
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $12.53            $ 7.14          5,897     2008
                                                                 10.84             12.53          6,430     2007
                                                                 10.44             10.84          6,977     2006
                                                                 10.52             10.44          7,745     2005
                                                                 10.00             10.52          7,821     2004
----------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                $ 9.73            $ 7.38             --     2008
                                                                 10.00              9.73             --     2007
----------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                   $12.45            $ 6.22          4,136     2008
                                                                 10.88             12.45          4,471     2007
                                                                 10.80             10.88          4,841     2006
                                                                 10.22             10.80          5,151     2005
                                                                 10.00             10.22          5,205     2004
----------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                         $12.21            $ 7.69         61,164     2008
                                                                 12.74             12.21         60,074     2007
                                                                 11.18             12.74         66,084     2006
                                                                 10.95             11.18         72,848     2005
                                                                 10.00             10.95         64,668     2004
----------------------------------------------------------------------------------------------------------------

                      Principal Payment Advantage Elected

                                                                                                         Number of
                                                                       Accumulation      Accumulation   Accumulation
                                                                      Unit Values at    Unit Values at Unit Values at
Subaccounts                                                         Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $12.28            $ 5.80         52,479     2008
                                                                           12.35             12.28         40,897     2007
                                                                           11.14             12.35         42,701     2006
                                                                           10.76             11.14         58,299     2005
                                                                           10.00             10.76         42,247     2004
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $13.20            $ 7.45             --     2008
                                                                           12.01             13.20             --     2007
                                                                           11.50             12.01             --     2006
                                                                           10.77             11.50             --     2005
                                                                           10.00             10.77             --     2004
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.44            $ 7.84          1,844     2008
                                                                           10.78             11.44          8,077     2007
                                                                           10.00             10.78          5,551     2006
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.30            $10.10         46,579     2008
                                                                           15.41             17.30         33,852     2007
                                                                           12.27             15.41         21,939     2006
                                                                           10.62             12.27         27,194     2005
                                                                           10.00             10.62          6,317     2004
--------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.18            $ 6.97            254     2008
                                                                           10.00             10.18             --     2007
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $14.06            $ 7.25             --     2008
                                                                           11.95             14.06             --     2007
                                                                           11.23             11.95             --     2006
                                                                           11.04             11.23             --     2005
                                                                           10.00             11.04             --     2004
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $13.12            $ 7.64         44,090     2008
                                                                           12.75             13.12         43,163     2007
                                                                           11.10             12.75         51,636     2006
                                                                           10.81             11.10         44,753     2005
                                                                           10.00             10.81         27,125     2004
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $16.56            $ 7.59        105,741     2008
                                                                           15.98             16.56         87,448     2007
                                                                           12.05             15.98         50,106     2006
                                                                           10.53             12.05         46,233     2005
                                                                           10.00             10.53          4,345     2004
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $13.38            $ 7.90          6,148     2008
                                                                           12.00             13.38         16,976     2007
                                                                           12.30             12.00         27,161     2006
                                                                           10.91             12.30         27,223     2005
                                                                           10.00             10.91         11,112     2004
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.52            $ 5.61             --     2008
                                                                            9.43             10.52             --     2007
                                                                           10.00              9.43             --     2006
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.65            $10.28         84,991     2008
                                                                            9.91             10.65         15,144     2007
                                                                            9.93              9.91         15,453     2006
                                                                           10.00              9.93         12,057     2005
--------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation   Accumulation
                                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                                               Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $13.00            $ 8.05         15,350     2008
                                                                                 13.04             13.00         26,312     2007
                                                                                 10.93             13.04         28,867     2006
                                                                                 10.85             10.93         27,209     2005
                                                                                 10.00             10.85          9,040     2004
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $14.45            $11.39         56,851     2008
                                                                                 12.61             14.45         30,917     2007
                                                                                 11.03             12.61         22,011     2006
                                                                                 10.00             11.03             --     2005
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $13.07            $ 7.58             --     2008
                                                                                 12.33             13.07             --     2007
                                                                                 11.74             12.33             --     2006
                                                                                 10.83             11.74             --     2005
                                                                                 10.00             10.83             --     2004
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $12.93            $ 7.59         14,322     2008
                                                                                 13.32             12.93         16,105     2007
                                                                                 12.09             13.32         17,223     2006
                                                                                 11.19             12.09         14,600     2005
                                                                                 10.00             11.19          1,334     2004
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $14.25            $ 8.47         57,508     2008
                                                                                 12.36             14.25         60,004     2007
                                                                                 11.87             12.36         71,458     2006
                                                                                 11.25             11.87         63,794     2005
                                                                                 10.00             11.25         32,887     2004
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $18.30            $ 9.25        127,841     2008
   Class B                                                                       15.58             18.30        121,167     2007
                                                                                 12.88             15.58        137,019     2006
                                                                                 10.98             12.88        145,933     2005
                                                                                 10.00             10.98         61,588     2004
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.59            $ 7.58         28,926     2008
                                                                                 10.63             10.59         22,144     2007
                                                                                 10.25             10.63             --     2006
                                                                                 10.06             10.25             --     2005
                                                                                 10.00             10.06             --     2004
--------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.74            $ 9.80            141     2008
                                                                                 10.31             10.74            947     2007
                                                                                 10.50             10.31             --     2006
                                                                                 10.00             10.50             --     2005
                                                                                 10.00             10.00             --     2004
--------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $12.26            $ 8.73             --     2008
                                                                                 11.18             12.26             --     2007
                                                                                 10.77             11.18             --     2006
                                                                                 10.60             10.77             --     2005
                                                                                 10.00             10.60             --     2004
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.77            $ 8.54         12,319     2008
                                                                         11.63             11.77         23,182     2007
                                                                         10.71             11.63         23,397     2006
                                                                         10.67             10.71         29,657     2005
                                                                         10.00             10.67         12,116     2004
------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $16.20            $ 9.24         21,873     2008
                                                                         13.68             16.20             --     2007
                                                                         12.16             13.68             --     2006
                                                                         11.18             12.16             --     2005
                                                                         10.00             11.18             --     2004
------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.51            $ 8.73        239,353     2008
                                                                         10.40             12.51        323,813     2007
                                                                         10.53             10.40         14,792     2006
                                                                         10.33             10.53        381,414     2005
                                                                         10.00             10.33        214,116     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.10            $ 7.17         40,202     2008
                                                                         10.40             11.10         14,474     2007
                                                                         10.00             10.40         14,792     2006
------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $16.04            $ 9.02          4,896     2008
                                                                         13.93             16.04         18,695     2007
                                                                         12.73             13.93          2,811     2006
                                                                         11.13             12.73             --     2005
                                                                         10.00             11.13             --     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.72            $ 8.48             --     2008
                                                                         14.06             14.72             --     2007
                                                                         12.58             14.06             --     2006
                                                                         10.62             12.58             --     2005
                                                                         10.00             10.62             --     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $13.30            $ 7.47         52,235     2008
                                                                         13.39             13.30         76,753     2007
                                                                         11.37             13.39         51,616     2006
                                                                         10.97             11.37         59,468     2005
                                                                         10.00             10.97         17,355     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $13.54            $ 7.72             --     2008
                                                                         11.30             13.54             --     2007
                                                                         10.80             11.30         33,614     2006
                                                                         10.43             10.80         32,944     2005
                                                                         10.00             10.43         16,001     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $14.04            $ 7.26         26,654     2008
                                                                         12.33             14.04         26,289     2007
                                                                         11.13             12.33             --     2006
                                                                         10.56             11.13             --     2005
                                                                         10.00             10.56             --     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.09            $ 9.56          2,408     2008
                                                                         10.00             10.09         22,101     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $17.65            $10.46         48,405     2008
                                                                         15.60             17.65         58,504     2007
                                                                         14.14             15.60         62,439     2006
                                                                         12.20             14.14         60,009     2005
                                                                         10.00             12.20         29,081     2004
------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation   Accumulation
                                                                              Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                 Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.32            $ 6.37             --
                                                                                   12.87             13.32             --
                                                                                   11.30             12.87             --
                                                                                   11.24             11.30             --
                                                                                   10.00             11.24             --
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.27            $ 8.47        755,219
                                                                                   12.05             12.27        780,809
                                                                                   10.38             12.05        821,215
                                                                                   10.00             10.38        595,181
------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.90            $ 6.23         17,450
                                                                                   10.00              9.90             --
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $13.00            $ 8.02         61,671
                                                                                   12.80             13.00            413
                                                                                   11.02             12.80          3,106
                                                                                   10.00             11.02             --
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $13.88            $ 9.13             --
                                                                                   12.84             13.88             --
                                                                                   11.10             12.84            807
                                                                                   10.87             11.10             --
                                                                                   10.00             10.87             --
------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.80            $10.06         30,786
                                                                                   10.50             10.80         64,790
                                                                                   10.25             10.50         71,639
                                                                                   10.23             10.25         63,706
                                                                                   10.00             10.23         40,814
------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $14.78            $ 9.02         11,791
                                                                                   13.37             14.78         24,144
                                                                                   12.57             13.37         20,189
                                                                                   11.46             12.57         25,219
                                                                                   10.00             11.46         11,252
------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.62            $10.65        245,050
                                                                                   10.31             10.62        412,866
                                                                                   10.04             10.31        261,689
                                                                                    9.95             10.04        268,448
                                                                                   10.00              9.95        102,071
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $11.70            $ 7.27             --
                                                                                   11.32             11.70             --
                                                                                   10.56             11.32             --
                                                                                   10.63             10.56             --
                                                                                   10.00             10.63             --
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $16.35            $10.26         10,448
                                                                                   19.57             16.35            168
                                                                                   14.98             19.57            530
                                                                                   13.66             14.98             --
                                                                                   10.00             13.66             --
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $13.08            $ 8.04          2,203
                                                                                   12.68             13.08         12,591
                                                                                   11.19             12.68             --
                                                                                   10.91             11.19             --
                                                                                   10.00             10.91             --
------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                 Year
--------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                         2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                         2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares   2008
                                                                            2007
--------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                           2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                  2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                             2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                     2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------
  Money Market Fund                                                         2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                              2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                             2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                     2008
                                                                            2007
                                                                            2006
                                                                            2005
                                                                            2004
--------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                               $13.29            $ 8.14          15,515    2008
                                                                         13.23             13.29          21,799    2007
                                                                         11.90             13.23          22,509    2006
                                                                         11.07             11.90          25,455    2005
                                                                         10.00             11.07           9,652    2004
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $13.27            $ 9.21       7,437,464    2008
                                                                         12.11             13.27       8,727,561    2007
                                                                         10.84             12.11       9,520,799    2006
                                                                         10.66             10.84       8,996,013    2005
                                                                         10.00             10.66       2,646,694    2004
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.60            $ 8.04         290,636    2008
                                                                         10.59             11.60         285,072    2007
                                                                         10.00             10.59         271,049    2006
------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $12.99            $ 8.15              --    2008
                                                                         12.25             12.99              --    2007
                                                                         10.75             12.25              --    2006
                                                                         10.69             10.75              --    2005
                                                                         10.00             10.69              --    2004
------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.42              --    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.57          30,782    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.01              --    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.58          65,564    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.46          81,104    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.23         110,288    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.87          29,704    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.64          26,050    2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.57          46,383    2008
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.12            $ 8.10          13,927    2008
                                                                         12.95             13.12          17,833    2007
                                                                         11.36             12.95          16,630    2006
                                                                         10.00             11.36          15,261    2005
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $13.34            $10.99         242,012    2008
                                                                         12.32             13.34         218,482    2007
                                                                         11.37             12.32         256,212    2006
                                                                         10.76             11.37         257,220    2005
                                                                         10.00             10.76         128,105    2004
------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $17.99            $ 9.83          63,902    2008
                                                                         13.42             17.99          15,631    2007
                                                                         12.52             13.42           3,335    2006
                                                                         11.34             12.52              --    2005
                                                                         10.00             11.34              --    2004
------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                  $26.59            $12.47              --    2008
                                                                         21.16             26.59              --    2007
                                                                         14.70             21.16              --    2006
                                                                         11.35             14.70              --    2005
                                                                         10.00             11.35          21,993    2004
------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation   Accumulation
                                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                                               Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $12.19            $ 7.11         20,014     2008
                                                                                 12.38             12.19         27,349     2007
                                                                                 11.39             12.38         26,585     2006
                                                                                 10.58             11.39         28,271     2005
                                                                                 10.00             10.58          3,798     2004
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.97            $ 6.37         47,897     2008
                                                                                 11.61              9.97         47,877     2007
                                                                                 10.54             11.61         41,334     2006
                                                                                 10.00             10.53         13,147     2005
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.48            $ 5.90         12,821     2008
                                                                                 12.54              9.48         12,079     2007
                                                                                 10.84             12.54         12,401     2006
                                                                                 10.65             10.84         10,582     2005
                                                                                 10.00             10.65          8,999     2004
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $12.74            $ 7.88         15,092     2008
                                                                                 11.69             12.74         16,613     2007
                                                                                 11.10             11.69         18,013     2006
                                                                                 10.85             11.10         15,815     2005
                                                                                 10.00             10.85          2,119     2004
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $13.96            $ 9.14             --     2008
                                                                                 12.93             13.96             --     2007
                                                                                 11.68             12.93             --     2006
                                                                                 11.12             11.68             --     2005
                                                                                 10.00             11.12             --     2004
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $12.17            $ 7.22         14,136     2008
                                                                                 12.13             12.17         15,898     2007
                                                                                 10.94             12.13         17,769     2006
                                                                                 10.61             10.94         15,613     2005
                                                                                 10.00             10.61         13,398     2004
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $11.51            $ 8.78        379,189     2008
                                                                                 11.29             11.51        429,371     2007
                                                                                 10.30             11.29        558,317     2006
                                                                                 10.00             10.30        465,085     2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $22.91            $13.98            308     2008
                                                                                 18.30             22.91            717     2007
                                                                                 14.23             18.30            585     2006
                                                                                 12.44             14.23             --     2005
                                                                                 10.00             12.44             --     2004
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $12.28            $ 6.80        378,546     2008
                                                                                 11.62             12.28        353,889     2007
                                                                                 10.99             11.62            335     2006
                                                                                 10.68             10.99             --     2005
                                                                                 10.00             10.68             --     2004
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $12.99            $ 6.93            125     2008
                                                                                 14.95             12.99            835     2007
                                                                                 12.97             14.95             --     2006
                                                                                 11.59             12.97             --     2005
                                                                                 10.00             11.59             --     2004
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation   Accumulation
                                                                         Unit Values at    Unit Values at Unit Values at
Subaccounts                                                            Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $15.56            $ 9.11         33,184     2008
                                                                              12.63             15.56             --     2007
                                                                              11.20             12.63          7,042     2006
                                                                              10.80             11.20             --     2005
                                                                              10.00             10.80             --     2004
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $12.91            $ 7.77         91,391     2008
                                                                              14.28             12.91            630     2007
                                                                              12.68             14.28         32,296     2006
                                                                              11.78             12.68         32,893     2005
                                                                              10.00             11.78          6,730     2004
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $13.82            $ 8.41         44,858     2008
                                                                              12.47             13.82         44,392     2007
                                                                              12.37             12.47             --     2006
                                                                              11.26             12.37             --     2005
                                                                              10.00             11.26             --     2004
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $12.98            $ 6.47             --     2008
                                                                              12.09             12.98             --     2007
                                                                              11.11             12.09        381,484     2006
                                                                              10.92             11.11        402,956     2005
                                                                              10.00             10.92        132,008     2004
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.32            $ 9.34             --     2008
                                                                              10.66             11.32             --     2007
                                                                              10.38             10.66             --     2006
                                                                              10.00             10.38             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.01            $ 9.02         54,456     2008
                                                                              11.82             12.01         40,777     2007
                                                                              11.04             11.82         48,700     2006
                                                                              10.81             11.04         39,094     2005
                                                                              10.00             10.81         13,214     2004
-----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.72            $13.49         23,768     2008
                                                                              10.88             11.72         41,567     2007
                                                                              10.96             10.88         25,398     2006
                                                                              10.66             10.96         17,190     2005
                                                                              10.00             10.66          7,912     2004
-----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.71            $10.47        245,540     2008
                                                                              10.17             10.71        278,129     2007
                                                                               9.96             10.17        177,748     2006
                                                                              10.00              9.96        130,107     2005
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.28            $11.61        134,035     2008
                                                                              10.57             11.28        207,881     2007
                                                                              10.38             10.57        228,944     2006
                                                                              10.32             10.38        231,271     2005
                                                                              10.00             10.32        102,615     2004
-----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $16.25            $ 9.67          2,442     2008
                                                                              12.15             16.25         13,500     2007
                                                                              12.21             12.15          5,717     2006
                                                                              10.91             12.21          3,973     2005
                                                                              10.00             10.91            662     2004
-----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation   Accumulation
                                                     Unit Values at    Unit Values at Unit Values at
Subaccounts                                        Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $13.30            $ 8.15          5,964     2008
                                                          15.04             13.30          5,488     2007
                                                          13.48             15.04          5,393     2006
                                                          11.33             13.48             --     2005
                                                          10.00             11.33             --     2004
---------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $25.67            $11.79          9,368     2008
                                                          17.71             25.67          2,244     2007
                                                          14.82             17.71             --     2006
                                                          10.00             14.82             --     2005
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                     $13.51            $ 7.70             --     2008
                                                          11.69             13.51             --     2007
                                                          11.25             11.69             --     2006
                                                          11.34             11.25             --     2005
                                                          10.00             11.34             --     2004
---------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 9.73            $ 7.38          5,381     2008
                                                          10.00              9.73             --     2007
---------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $13.12            $ 6.55             --     2008
                                                          11.46             13.12             --     2007
                                                          11.38             11.46             --     2006
                                                          10.77             11.38             --     2005
                                                          10.00             10.77             --     2004
---------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $12.63            $ 7.96         75,858     2008
                                                          13.18             12.63        114,536     2007
                                                          11.57             13.18        103,630     2006
                                                          11.32             11.57        105,107     2005
                                                          10.00             11.32         15,109     2004
---------------------------------------------------------------------------------------------------------

                      Guaranteed Income Advantage Elected

For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

                                                                                                         Number of
                                                                       Accumulation      Accumulation   Accumulation
                                                                      Unit Values at    Unit Values at Unit Values at
Subaccounts                                                         Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $11.92            $ 5.62          3,054     2008
                                                                           11.99             11.92          3,205     2007
                                                                           10.83             11.99          3,875     2006
                                                                           10.00             10.83          1,892     2005
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $13.19            $ 7.44             --     2008
                                                                           12.01             13.19             --     2007
                                                                           11.52             12.01             --     2006
                                                                           10.00             11.52             18     2005
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.42            $ 7.82             --     2008
                                                                           10.77             11.42             --     2007
                                                                           10.00             10.77             --     2006
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $14.91            $ 9.76          4,852     2008
                                                                           14.91             16.73          7,631     2007
                                                                           11.89             14.91          8,684     2006
                                                                           10.00             11.89            915     2005
--------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.18            $ 6.96             --     2008
                                                                           10.00             10.18             --     2007
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $14.56            $ 7.50            397     2008
                                                                           12.39             14.56            460     2007
                                                                           11.65             12.39             --     2006
                                                                           10.00             11.65             --     2005
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.52            $ 7.28          8,388     2008
                                                                           12.18             12.52         14,029     2007
                                                                           10.62             12.18         14,847     2006
                                                                           10.00             10.62          7,585     2005
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $16.25            $ 7.44         16,570     2008
                                                                           15.70             16.25         24,580     2007
                                                                           11.85             15.70         25,655     2006
                                                                           10.00             11.85         12,224     2005
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $13.36            $ 7.88             --     2008
                                                                           12.00             13.36             --     2007
                                                                           12.31             12.00             --     2006
                                                                           10.00             12.31             --     2005
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.50            $ 5.60            682     2008
                                                                            9.42             10.50             --     2007
                                                                           10.00              9.42             --     2006
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.62            $10.24             --     2008
                                                                            9.89             10.62          1,010     2007
                                                                            9.93              9.89          1,186     2006
                                                                           10.00              9.93            750     2005
--------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation   Accumulation
                                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                                               Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $12.74            $ 7.88          1,863     2008
                                                                                 12.80             12.74          3,361     2007
                                                                                 10.74             12.80          3,373     2006
                                                                                 10.00             10.74          1,891     2005
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $14.41            $11.35         30,346     2008
                                                                                 12.59             14.41         33,737     2007
                                                                                 11.03             12.59         22,701     2006
                                                                                 10.00             11.03          4,862     2005
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $12.87            $ 7.46             --     2008
                                                                                 12.15             12.87             --     2007
                                                                                 11.58             12.15             --     2006
                                                                                 10.00             11.58             --     2005
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $12.70            $ 7.45          3,932     2008
                                                                                 13.11             12.70          5,046     2007
                                                                                 11.91             13.11          5,470     2006
                                                                                 10.00             11.91          1,613     2005
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $13.43            $ 7.97          9,976     2008
                                                                                 11.66             13.43         14,507     2007
                                                                                 11.21             11.66         19,687     2006
                                                                                 10.00             11.21         10,339     2005
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $17.74            $ 8.96          6,503     2008
   Class B                                                                       15.12             17.74          8,156     2007
                                                                                 12.51             15.12          9,065     2006
                                                                                 10.00             12.51          3,715     2005
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.44            $ 7.46          4,090     2008
                                                                                 10.49             10.44          4,573     2007
                                                                                 10.13             10.49          3,982     2006
                                                                                 10.00             10.13          3,813     2005
--------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $11.45            $10.43          2,336     2008
                                                                                 11.00             11.45          1,429     2007
                                                                                 11.22             11.00            625     2006
                                                                                 10.00             11.22             77     2005
--------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $12.78            $ 9.10             --     2008
                                                                                 11.67             12.78             --     2007
                                                                                 11.26             11.67             --     2006
                                                                                 10.00             11.26             --     2005
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $11.40            $ 8.26          1,254     2008
                                                                                 11.27             11.40          1,276     2007
                                                                                 10.40             11.27          1,282     2006
                                                                                 10.00             10.40          1,288     2005
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $15.82            $ 9.01          6,281     2008
                                                                                 13.38             15.82          9,460     2007
                                                                                 11.90             13.38          9,632     2006
                                                                                 10.00             11.90         10,276     2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation   Accumulation
                                                                              Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                 Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                              $12.54            $ 8.74            838
                                                                                   11.10             12.54          1,329
                                                                                   10.57             11.10            971
                                                                                   10.00             10.57          6,846
------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $11.08            $ 7.15            539
                                                                                   10.39             11.08            363
                                                                                   10.00             10.39             --
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $14.91            $ 8.38         51,839
                                                                                   12.96             14.91         67,084
                                                                                   11.86             12.96         71,914
                                                                                   10.00             11.86         44,814
------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $14.91            $ 8.58             --
                                                                                   14.25             14.91             --
                                                                                   12.77             14.25             --
                                                                                   10.00             12.77             --
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $12.71            $ 7.13          7,248
                                                                                   12.81             12.71          6,563
                                                                                   10.89             12.81          7,924
                                                                                   10.00             10.89          9,849
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $13.43            $ 7.65            950
                                                                                   11.65             13.43            950
                                                                                   11.14             11.65          3,523
                                                                                   10.00             11.14            742
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $14.46            $ 7.47          1,486
                                                                                   12.24             14.46          3,288
                                                                                   11.06             12.24            974
                                                                                   10.00             11.06            106
------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.08            $ 9.54            849
                                                                                   10.00             10.08             --
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $15.06            $ 8.92         17,431
                                                                                   13.32             15.06         15,964
                                                                                   12.08             13.32         16,107
                                                                                   10.00             12.08          9,512
------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.71            $ 6.55          3,748
                                                                                   13.26             13.71          3,866
                                                                                   11.66             13.26          4,350
                                                                                   10.00             11.66          2,272
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.23            $ 8.44         78,737
                                                                                   12.02             12.23         82,265
                                                                                   10.37             12.02         54,434
                                                                                   10.00             10.37         20,314
------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.90            $ 6.23          3,754
                                                                                   10.00              9.90             --
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $12.97            $ 7.99          6,902
                                                                                   12.78             12.97          5,930
                                                                                   11.00             12.78          2,258
                                                                                   10.00             11.00             --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.06            $ 6.25          6,642
                                                                                   11.02             11.06          6,719
                                                                                   10.00             11.02          2,675
------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                 Year
--------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                        2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                 2008
                                                                            2007
                                                                            2006
--------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                            2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2             2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                            2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                          2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                   2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                    2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                  2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                         2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                         2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares   2008
                                                                            2007
--------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                           2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                        2008
                                                                            2007
                                                                            2006
--------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation   Accumulation
                                                          Unit Values at    Unit Values at Unit Values at
Subaccounts                                             Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                    $13.16            $ 8.65           8,292    2008
                                                               12.19             13.16           9,211    2007
                                                               10.55             12.19           7,811    2006
                                                               10.00             10.55           3,721    2005
--------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                               $10.55            $ 9.81           1,901    2008
                                                               10.26             10.55           6,390    2007
                                                               10.03             10.26           5,207    2006
                                                               10.00             10.03           1,021    2005
--------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                       $13.57            $ 8.27           7,190    2008
                                                               12.29             13.57           9,922    2007
                                                               11.56             12.29          11,813    2006
                                                               10.00             11.56           2,548    2005
--------------------------------------------------------------------------------------------------------------
  Money Market Fund                                           $10.63            $10.66          16,995    2008
                                                               10.34             10.63           5,929    2007
                                                               10.08             10.34          14,256    2006
                                                               10.00             10.08           2,028    2005
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                $11.81            $ 7.34           3,777    2008
                                                               11.44             11.81           4,551    2007
                                                               10.69             11.44           4,959    2006
                                                               10.00             10.69           5,169    2005
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares               $12.29            $ 7.71          12,191    2008
                                                               14.72             12.29          14,435    2007
                                                               11.29             14.72          14,371    2006
                                                               10.00             11.29           4,252    2005
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                       $12.55            $ 7.70          12,536    2008
                                                               12.18             12.55          14,955    2007
                                                               10.76             12.18          15,904    2006
                                                               10.00             10.76          10,486    2005
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                     $12.60            $ 7.71           5,917    2008
                                                               12.55             12.60           9,341    2007
                                                               11.30             12.55          10,749    2006
                                                               10.00             11.30           9,631    2005
--------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                         $12.95            $ 8.98         455,755    2008
                                                               11.83             12.95       1,026,719    2007
                                                               10.60             11.83       2,121,338    2006
                                                               10.00             10.60       3,352,669    2005
--------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                         $11.58            $ 8.02         315,945    2008
                                                               10.58             11.58         244,197    2007
                                                               10.00             10.58         276,682    2006
--------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                          $12.68            $ 7.95             192    2008
                                                               11.98             12.68             196    2007
                                                               10.52             11.98              99    2006
                                                               10.00             10.52             136    2005
--------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                $10.00            $ 6.42              --    2008
--------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                        $10.00            $ 6.56              --    2008
--------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                              $10.00            $ 7.01              --    2008
--------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                   $10.00            $ 7.58              --    2008
--------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund         $10.00            $ 7.46              --    2008
--------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                               $10.00            $ 7.23              --    2008
--------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation   Accumulation
                                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                                               Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                      $10.00            $ 6.87             --     2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                   $10.00            $ 7.64             --     2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                 $10.00            $10.57             --     2008
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                              $13.08            $ 8.07         10,611     2008
                                                                                 12.93             13.08         13,864     2007
                                                                                 11.35             12.93         14,614     2006
                                                                                 10.00             11.35          7,269     2005
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $12.79            $10.52          5,820     2008
                                                                                 11.83             12.79          7,795     2007
                                                                                 10.92             11.83          7,842     2006
                                                                                 10.00             10.92          4,871     2005
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $16.49            $ 9.00          6,246     2008
                                                                                 12.31             16.49          7,599     2007
                                                                                 11.50             12.31          3,628     2006
                                                                                 10.00             11.50          1,282     2005
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $12.49            $ 7.28          6,465     2008
                                                                                 12.69             12.49          7,157     2007
                                                                                 11.69             12.69          8,739     2006
                                                                                 10.00             11.69          6,688     2005
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.97            $ 6.36             --     2008
                                                                                 11.59              9.97             --     2007
                                                                                 10.53             11.59             --     2006
                                                                                 10.00             10.53             --     2005
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.47            $ 5.89          7,367     2008
                                                                                 12.64              9.47         11,137     2007
                                                                                 10.94             12.64          8,563     2006
                                                                                 10.00             10.94          2,074     2005
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $12.58            $ 7.78          1,647     2008
                                                                                 11.56             12.58          1,750     2007
                                                                                 10.98             11.56          2,829     2006
                                                                                 10.00             10.98             --     2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $13.12            $ 8.58          1,163     2008
                                                                                 12.16             13.12          1,247     2007
                                                                                 11.00             12.16          1,319     2006
                                                                                 10.00             11.00             --     2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $13.34            $ 7.91             --     2008
                                                                                 13.30             13.34             --     2007
                                                                                 12.02             13.30            240     2006
                                                                                 10.00             12.02             66     2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $11.48            $ 8.75         10,746     2008
                                                                                 11.27             11.48         11,111     2007
                                                                                 10.30             11.27         11,109     2006
                                                                                 10.00             10.30          9,494     2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $18.38            $11.21         10,520     2008
                                                                                 14.70             18.38         13,401     2007
                                                                                 11.45             14.70         13,738     2006
                                                                                 10.00             11.45          6,941     2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation   Accumulation
                                                                         Unit Values at    Unit Values at Unit Values at
Subaccounts                                                            Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $11.51            $ 6.37          3,941     2008
                                                                              11.47             11.51          3,992     2007
                                                                              10.86             11.47          2,858     2006
                                                                              10.00             10.86          2,746     2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $12.80            $ 6.82          3,082     2008
                                                                              13.74             12.80          2,580     2007
                                                                              11.94             13.74         34,137     2006
                                                                              10.00             11.94         19,407     2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $14.29            $ 8.36         25,064     2008
                                                                              12.24             14.29         33,032     2007
                                                                              10.88             12.24         10,632     2006
                                                                              10.00             10.88            233     2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $12.50            $ 7.52          6,009     2008
                                                                              13.27             12.50         10,497     2007
                                                                              11.81             13.27         17,891     2006
                                                                              10.00             11.81          2,225     2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $12.83            $ 7.80         16,729     2008
                                                                              11.76             12.83         17,799     2007
                                                                              11.67             11.76          5,110     2006
                                                                              10.00             11.67          2,610     2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $12.22            $ 6.09          3,936     2008
                                                                              11.35             12.22          4,559     2007
                                                                              10.44             11.35          4,045     2006
                                                                              10.00             10.44             --     2005
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.29            $ 9.31         19,500     2008
                                                                              10.64             11.29         27,102     2007
                                                                              10.38             10.64         33,964     2006
                                                                              10.00             10.38         10,947     2005
-----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.38            $ 8.54          2,656     2008
                                                                              11.22             11.38          4,521     2007
                                                                              10.49             11.22          4,735     2006
                                                                              10.00             10.49          3,325     2005
-----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.70            $12.31          2,527     2008
                                                                               9.94             10.70          2,822     2007
                                                                              10.03              9.94          2,929     2006
                                                                              10.00             10.03            615     2005
-----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.68            $10.43            104     2008
                                                                              10.15             10.68            162     2007
                                                                               9.96             10.15            733     2006
                                                                              10.00              9.96            278     2005
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.85            $11.15         17,782     2008
                                                                              10.18             10.85         25,376     2007
                                                                              10.00             10.18         30,803     2006
                                                                              10.00             10.00         14,542     2005
-----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $14.77            $ 8.77         11,422     2008
                                                                              11.96             14.77         18,004     2007
                                                                              12.03             11.96             --     2006
                                                                              10.00             12.03             --     2005
-----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation   Accumulation
                                                     Unit Values at    Unit Values at Unit Values at
Subaccounts                                        Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $13.08            $ 8.01             --     2008
                                                          13.68             13.08             --     2007
                                                          12.28             13.68         18,155     2006
                                                          10.00             12.28          7,447     2005
---------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $25.60            $11.75         15,028     2008
                                                          17.68             25.60         17,940     2007
                                                          14.81             17.68         16,366     2006
                                                          10.00             14.81          7,259     2005
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                     $13.66            $ 7.78             40     2008
                                                          11.83             13.66             52     2007
                                                          11.41             11.83             71     2006
                                                          10.00             11.41             93     2005
---------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 9.72            $ 7.37             --     2008
                                                          10.00              9.72             --     2007
---------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $13.08            $ 6.53            510     2008
                                                          11.44             13.08            688     2007
                                                          11.37             11.44            873     2006
                                                          10.00             11.37            347     2005
---------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $11.46            $ 7.21         13,945     2008
                                                          11.97             11.46         21,940     2007
                                                          10.52             11.97         19,787     2006
                                                          10.00             10.52         14,005     2005
---------------------------------------------------------------------------------------------------------

                         Lifetime Income Plus Elected

                                                                                                         Number of
                                                                       Accumulation      Accumulation   Accumulation
                                                                      Unit Values at    Unit Values at Unit Values at
Subaccounts                                                         Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $11.53            $ 5.43         100,817    2008
                                                                           11.62             11.53          68,726    2007
                                                                           10.50             11.62          59,565    2006
                                                                           10.00             10.50           8,106    2005
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $12.12            $ 6.83           1,186    2008
                                                                           11.05             12.12              --    2007
                                                                           10.60             11.05              --    2006
                                                                           10.00             10.60              --    2005
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.40            $ 7.80          13,870    2008
                                                                           10.77             11.40          13,110    2007
                                                                           10.00             10.77          14,525    2006
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $15.06            $ 8.77         384,566    2008
                                                                           14.10             15.06         636,531    2007
                                                                           10.73             14.10       1,057,926    2006
                                                                           10.00             10.73          22,579    2005
--------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.17            $ 6.95          75,839    2008
                                                                           10.00             10.17          72,023    2007
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $13.26            $ 6.83              --    2008
                                                                           11.30             13.26              --    2007
                                                                           10.64             11.30              --    2006
                                                                           10.00             10.64              --    2005
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.35            $ 7.18          78,495    2008
                                                                           12.03             12.35          51,181    2007
                                                                           10.50             12.03          51,524    2006
                                                                           10.00             10.50          14,249    2005
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $14.59            $ 6.67         750,523    2008
                                                                           14.10             14.59       1,501,248    2007
                                                                           10.66             14.10       1,057,926    2006
                                                                           10.00             10.66          42,816    2005
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.84            $ 6.98          60,539    2008
                                                                           10.64             11.84          61,952    2007
                                                                           10.93             10.64          61,038    2006
                                                                           10.00             10.93           9,845    2005
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.48            $ 5.58              --    2008
                                                                            9.41             10.48              --    2007
                                                                           10.00              9.41              --    2006
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.67            $10.28         740,035    2008
                                                                            9.95             10.67          45,817    2007
                                                                           10.00              9.95          78,258    2006
                                                                           10.00             10.00           6,011    2005
--------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $12.41            $ 7.67         101,992    2008
                                                                           12.48             12.41         108,154    2007
                                                                           10.48             12.48          98,645    2006
                                                                           10.00             10.48          31,255    2005
--------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation   Accumulation
                                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                                               Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $13.51            $10.63       2,490,858    2008
                                                                                 11.82             13.51       2,727,003    2007
                                                                                 10.36             11.82       1,530,622    2006
                                                                                 10.00             10.36              --    2005
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $12.04            $ 6.97              --    2008
                                                                                 11.37             12.04              --    2007
                                                                                 10.86             11.37              --    2006
                                                                                 10.00             10.86              --    2005
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $11.26            $ 6.59          33,180    2008
                                                                                 11.63             11.26          35,464    2007
                                                                                 10.58             11.63          28,709    2006
                                                                                 10.00             10.58           4,519    2005
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $12.73            $ 7.55          87,788    2008
                                                                                 11.06             12.73          82,240    2007
                                                                                 10.64             11.06          97,033    2006
                                                                                 10.00             10.64          28,213    2005
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $15.78            $ 7.96         426,078    2008
   Class B                                                                       13.47             15.78         690,155    2007
                                                                                 11.16             13.47         656,166    2006
                                                                                 10.00             11.16          42,691    2005
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.33            $ 7.37         251,295    2008
                                                                                 10.38             10.33         572,455    2007
                                                                                 10.03             10.38              --    2006
                                                                                 10.00             10.03              --    2005
--------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.85            $ 9.87              --    2008
                                                                                 10.43             10.85              --    2007
                                                                                 10.65             10.43              --    2006
                                                                                 10.00             10.65              --    2005
--------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $11.88            $ 8.44              --    2008
                                                                                 10.85             11.88              --    2007
                                                                                 10.48             10.85              --    2006
                                                                                 10.00             10.48              --    2005
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $11.07            $ 8.01          17,732    2008
                                                                                 10.95             11.07          20,252    2007
                                                                                 10.11             10.95          19,538    2006
                                                                                 10.00             10.11           9,771    2005
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $14.08            $ 8.01         226,145    2008
                                                                                 11.91             14.08              --    2007
                                                                                 10.61             11.91              --    2006
                                                                                 10.00             10.61              --    2005
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                            $12.22            $ 8.51         399,260    2008
                                                                                 10.83             12.22         532,415    2007
                                                                                 10.32             10.83         554,959    2006
                                                                                 10.00             10.32         130,856    2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $11.06            $ 7.13       1,028,267    2008
                                                                                 10.39             11.06       1,138,414    2007
                                                                                 10.00             10.39         728,725    2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation   Accumulation
                                                                              Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                 Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $13.40            $ 7.52           34,934
                                                                                   11.66             13.40          552,539
                                                                                   10.68             11.66          331,204
                                                                                   10.00             10.68               --
------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $12.64            $ 7.26               --
                                                                                   12.10             12.64               --
                                                                                   10.85             12.10               --
                                                                                   10.00             10.85               --
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $12.25            $ 6.86          139,647
                                                                                   12.35             12.25          571,156
                                                                                   10.52             12.35           96,727
                                                                                   10.00             10.52           11,565
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $12.78            $ 7.27               --
                                                                                   10.99             12.78               --
                                                                                   10.52             10.99           85,271
                                                                                   10.00             10.52           22,057
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $13.63            $ 7.03           85,159
                                                                                   11.67             13.63           68,756
                                                                                   10.55             11.67               --
                                                                                   10.00             10.55               --
------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.07            $ 9.52            3,317
                                                                                   10.00             10.07          564,431
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $13.26            $ 7.84          129,322
                                                                                   11.74             13.26          335,559
                                                                                   10.66             11.74          129,788
                                                                                   10.00             10.66           27,751
------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $12.62            $ 6.02               --
                                                                                   12.23             12.62            3,011
                                                                                   10.75             12.23               --
                                                                                   10.00             10.75               --
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.68            $ 8.04       18,882,143
                                                                                   11.49             11.68       20,564,415
                                                                                    9.92             11.49       15,040,191
                                                                                   10.00              9.92        2,130,020
------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.90            $ 6.22          320,137
                                                                                   10.00              9.90          211,566
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $12.26            $ 7.55          590,745
                                                                                   12.07             12.26           27,466
                                                                                   10.42             12.07          320,994
                                                                                   10.00             10.42               --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.04            $ 6.23           41,199
                                                                                   11.01             11.04               --
                                                                                   10.00             11.01            1,569
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $12.88            $ 8.46               --
                                                                                   11.94             12.88               --
                                                                                   10.34             11.94               --
                                                                                   10.00             10.34               --
------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.51            $ 9.77           18,928
                                                                                   10.24             10.51           34,734
                                                                                   10.02             10.24          913,792
                                                                                   10.00             10.02           19,435
------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                 Year
--------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                            2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2             2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                            2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                          2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                   2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                    2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                  2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                         2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                         2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares   2008
                                                                            2007
--------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                           2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                        2008
                                                                            2007
                                                                            2006
--------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                  2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                             2008
                                                                            2007
                                                                            2006
                                                                            2005
--------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                 $12.32            $ 7.50           39,456   2008
                                                                         11.17             12.32          264,244   2007
                                                                         10.52             11.17           38,943   2006
                                                                         10.00             10.52           14,342   2005
------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                     $10.57            $10.58          577,426   2008
                                                                         10.29             10.57          741,603   2007
                                                                         10.04             10.29          813,420   2006
                                                                         10.00             10.04           69,707   2005
------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                          $11.46            $ 7.11               --   2008
                                                                         11.10             11.46               --   2007
                                                                         10.39             11.10               --   2006
                                                                         10.00             10.39               --   2005
------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                         $11.65            $ 7.30          131,018   2008
                                                                         13.97             11.65              403   2007
                                                                         10.71             13.97            1,008   2006
                                                                         10.00             10.71               --   2005
------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 $12.13            $ 7.44            2,756   2008
                                                                         11.79             12.13          346,968   2007
                                                                         10.42             11.79               --   2006
                                                                         10.00             10.42               --   2005
------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                               $11.54            $ 7.05           51,860   2008
                                                                         11.50             11.54           52,201   2007
                                                                         10.37             11.50           52,682   2006
                                                                         10.00             10.37           18,574   2005
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $12.65            $ 8.76       10,354,830   2008
                                                                         11.57             12.65       11,426,157   2007
                                                                         10.38             11.57       12,265,586   2006
                                                                         10.00             10.38        3,862,617   2005
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.56            $ 8.00       18,700,951   2008
                                                                         10.58             11.56       20,581,875   2007
                                                                         10.00             10.58       13,865,027   2006
------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $12.46            $ 7.80               --   2008
                                                                         11.78             12.46               --   2007
                                                                         10.35             11.78               --   2006
                                                                         10.00             10.35               --   2005
------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.42               --   2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.56          276,782   2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.01               --   2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.58          590,233   2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.45          727,139   2008
------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.23          991,178   2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.86          265,235   2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.63          233,632   2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.56          415,612   2008
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $11.95            $ 7.37           81,478   2008
                                                                         11.82             11.95           75,549   2007
                                                                         10.39             11.82           75,276   2006
                                                                         10.00             10.39           16,475   2005
------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation   Accumulation
                                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                                               Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $12.18            $10.02         993,603    2008
                                                                                 11.28             12.18         979,740    2007
                                                                                 10.43             11.28         822,673    2006
                                                                                 10.00             10.43          92,457    2005
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $15.05            $ 8.21         662,428    2008
                                                                                 11.24             15.05         474,852    2007
                                                                                 10.51             11.24         400,957    2006
                                                                                 10.00             10.51              --    2005
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $11.11            $ 6.47          53,294    2008
                                                                                 11.30             11.11          49,574    2007
                                                                                 10.42             11.30          43,504    2006
                                                                                 10.00             10.42           8,711    2005
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.96            $ 6.35         496,875    2008
                                                                                 11.35              9.96         547,534    2007
                                                                                 10.32             11.35             410    2006
                                                                                 10.00             10.32         122,807    2005
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.46            $ 5.88          81,420    2008
                                                                                 11.90              9.46          74,878    2007
                                                                                 10.30             11.90          50,433    2006
                                                                                 10.00             10.30          14,079    2005
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.93            $ 7.36          33,217    2008
                                                                                 10.97             11.93          30,609    2007
                                                                                 10.44             10.97          33,287    2006
                                                                                 10.00             10.44           2,989    2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $12.49            $ 8.17              --    2008
                                                                                 11.59             12.49              --    2007
                                                                                 10.49             11.59              --    2006
                                                                                 10.00             10.49              --    2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $11.76            $ 6.96          34,457    2008
                                                                                 11.74             11.76          30,733    2007
                                                                                 10.61             11.74          35,867    2006
                                                                                 10.00             10.61           5,786    2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $11.33            $ 8.62       1,769,377    2008
                                                                                 11.13             11.33       2,029,328    2007
                                                                                 10.18             11.13       1,736,437    2006
                                                                                 10.00             10.18         406,333    2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $16.06            $ 9.78           4,001    2008
                                                                                 12.85             16.06           2,791    2007
                                                                                 10.02             12.85           1,089    2006
                                                                                 10.00             10.02              --    2005
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $11.07            $ 6.11       1,118,117    2008
                                                                                 11.15             11.07       1,025,946    2007
                                                                                 10.57             11.15          22,924    2006
                                                                                 10.00             10.57              --    2005
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $12.44            $ 6.62              --    2008
                                                                                 12.20             12.44              --    2007
                                                                                 10.61             12.20              --    2006
                                                                                 10.00             10.61              --    2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation   Accumulation
                                                                         Unit Values at    Unit Values at Unit Values at
Subaccounts                                                            Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $12.68            $ 7.41         365,513    2008
                                                                              11.76             12.68              --    2007
                                                                              10.46             11.76         735,944    2006
                                                                              10.00             10.46              --    2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $12.00            $ 7.21         881,464    2008
                                                                              11.88             12.00           5,242    2007
                                                                              10.58             11.88         100,378    2006
                                                                              10.00             10.58          22,254    2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $11.47            $ 6.97         274,163    2008
                                                                              10.70             11.47         490,955    2007
                                                                              10.64             10.70              --    2006
                                                                              10.00             10.64              --    2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $11.12            $ 5.53              --    2008
                                                                              10.92             11.12              --    2007
                                                                              10.06             10.92         826,704    2006
                                                                              10.00             10.06         116,050    2005
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.98            $ 9.04           3,774    2008
                                                                              10.36             10.98              --    2007
                                                                              10.11             10.36              --    2006
                                                                              10.00             10.11              --    2005
-----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.95            $ 8.20         336,388    2008
                                                                              10.80             10.95         119,840    2007
                                                                              10.11             10.80          47,316    2006
                                                                              10.00             10.11          21,085    2005
-----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.69            $12.28         190,344    2008
                                                                               9.95             10.69         589,600    2007
                                                                              10.04              9.95         397,534    2006
                                                                              10.00             10.04           1,323    2005
-----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.70            $10.44       1,832,914    2008
                                                                              10.18             10.70       3,942,268    2007
                                                                               9.99             10.18         640,783    2006
                                                                              10.00              9.99         140,073    2005
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.82            $11.11         541,177    2008
                                                                              10.16             10.82         761,488    2007
                                                                               9.99             10.16       2,016,273    2006
                                                                              10.00              9.99          51,217    2005
-----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $12.81            $ 7.60           7,219    2008
                                                                              10.69             12.81         442,406    2007
                                                                              10.77             10.69          22,762    2006
                                                                              10.00             10.77           5,141    2005
-----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $11.68            $ 7.14          21,452    2008
                                                                              11.88             11.68          20,374    2007
                                                                              10.67             11.88         686,023    2006
                                                                              10.00             10.67              --    2005
-----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $18.92            $ 8.67         108,162    2008
                                                                              13.08             18.92          79,473    2007
                                                                              10.96             13.08           2,485    2006
                                                                              10.00             10.96              --    2005
-----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation   Accumulation
                                                     Unit Values at    Unit Values at Unit Values at
Subaccounts                                        Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                     $12.57            $ 7.15             --     2008
                                                          10.90             12.57             --     2007
                                                          10.51             10.90             --     2006
                                                          10.00             10.51             --     2005
---------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 9.72            $ 7.36        216,731     2008
                                                          10.00              9.72        117,414     2007
---------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $12.10            $ 6.03             --     2008
                                                          10.59             12.10             --     2007
                                                          10.53             10.59             --     2006
                                                          10.00             10.53             --     2005
---------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $11.46            $ 7.21        179,856     2008
                                                          11.98             11.46        775,406     2007
                                                          10.54             11.98        328,774     2006
                                                          10.00             10.54         52,985     2005
---------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Single Annuitant contracts) Elected

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $10.53            $ 4.96              --   2008
                                                                           10.59             10.53           3,020   2007
                                                                           10.00             10.59              --   2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $10.82            $ 6.10              --   2008
                                                                            9.85             10.82              --   2007
                                                                           10.00              9.85              --   2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.42            $ 7.82              --   2008
                                                                           10.77             11.42              --   2007
                                                                           10.00             10.77              --   2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $12.34            $ 7.20         185,667   2008
                                                                           11.00             12.34         158,077   2007
                                                                           10.00             11.00          45,553   2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.18            $ 6.96         159,629   2008
                                                                           10.00             10.18          23,457   2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $12.01            $ 6.19              --   2008
                                                                           10.22             12.01              --   2007
                                                                           10.00             10.22              --   2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $11.35            $ 6.60          32,881   2008
                                                                           11.04             11.35              --   2007
                                                                           10.00             11.04              --   2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $11.57            $ 5.30         336,476   2008
                                                                           11.17             11.57         392,414   2007
                                                                           10.00             11.17         104,371   2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.00            $ 6.49              --   2008
                                                                            9.88             11.00              --   2007
                                                                           10.00              9.88              --   2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.50            $ 5.60              --   2008
                                                                            9.42             10.50              --   2007
                                                                           10.00              9.42              --   2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.90            $10.52         359,592   2008
                                                                           10.15             10.90           1,430   2007
                                                                           10.00             10.15           6,595   2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $11.07            $ 6.85              --   2008
                                                                           11.13             11.07              --   2007
                                                                           10.00             11.13              --   2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $11.97            $ 9.43       2,067,304   2008
                                                                           10.46             11.97       1,345,879   2007
                                                                           10.00             10.46         403,285   2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $10.67            $ 6.18              --   2008
                                                                           10.07             10.67              --   2007
                                                                           10.00             10.07              --   2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 9.67            $ 5.67              --   2008
                                                                            9.97              9.67              --   2007
                                                                           10.00              9.97              --   2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $11.75            $ 6.97             --    2008
                                                                                 10.20             11.75             --    2007
                                                                                 10.00             10.20             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $12.46            $ 6.27        143,201    2008
   Class B                                                                       10.57             12.41        157,404    2007
                                                                                 10.00             10.57         55,776    2006
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.18            $ 7.28        128,531    2008
                                                                                 10.23             10.18        144,475    2007
                                                                                 10.00             10.23             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.55            $ 9.61             --    2008
                                                                                 10.13             10.55             --    2007
                                                                                 10.00             10.13             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.93            $ 7.78             --    2008
                                                                                  9.98             10.93             --    2007
                                                                                 10.00              9.98             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $10.70            $ 7.75             --    2008
                                                                                 10.57             10.70             --    2007
                                                                                 10.00             10.57             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $12.23            $ 6.96        129,055    2008
                                                                                 10.34             12.23             --    2007
                                                                                 10.00             10.34             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $11.08            $ 7.15        298,674    2008
                                                                                 10.39             11.08        253,729    2007
                                                                                 10.00             10.39         45,628    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $11.79            $ 6.63         33,288    2008
                                                                                 10.25             11.79        157,333    2007
                                                                                 10.00             10.25         36,406    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $10.63            $ 6.11             --    2008
                                                                                 10.16             10.63             --    2007
                                                                                 10.00             10.16             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $10.92            $ 6.12         27,668    2008
                                                                                 11.00             10.92        133,299    2007
                                                                                 10.00             11.00             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $11.58            $ 6.60             --    2008
                                                                                 10.56             11.58             --    2007
                                                                                 10.00             10.56             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $12.53            $ 6.47             --    2008
                                                                                 10.09             12.53             --    2007
                                                                                 10.00             10.09             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $10.08            $ 9.54           (298)   2008
                                                                                 10.00             10.08        125,911    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $11.08            $ 6.56            (38)   2008
                                                                                  9.80             11.08         58,346    2007
                                                                                 10.00              9.80             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.94            $ 5.23              --   2008
                                                                                   10.58             10.94              --   2007
                                                                                   10.00             10.58              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.26            $ 7.77       3,043,452   2008
                                                                                   11.07             11.26       2,389,628   2007
                                                                                   10.00             11.07         551,805   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.90            $ 6.23       1,264,464   2008
                                                                                   10.00              9.90         495,032   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $11.04            $ 6.81         324,149   2008
                                                                                   10.88             11.04          21,713   2007
                                                                                   10.00             10.88          34,599   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.04            $ 6.25          40,523   2008
                                                                                   11.01             11.04           2,064   2007
                                                                                   10.00             11.01              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.79            $ 7.75              --   2008
                                                                                   10.92             11.79              --   2007
                                                                                   10.00             10.92              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.64            $ 9.90              --   2008
                                                                                   10.35             10.64           2,718   2007
                                                                                   10.00             10.35          79,296   2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.95            $ 6.68             (39)  2008
                                                                                    9.92             10.95          58,767   2007
                                                                                   10.00              9.92              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.48            $10.51          62,376   2008
                                                                                   10.19             10.48             553   2007
                                                                                   10.00             10.19          16,182   2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.79            $ 6.70              --   2008
                                                                                   10.45             10.79              --   2007
                                                                                   10.00             10.45              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.17            $ 6.38          74,070   2008
                                                                                   12.18             10.17              --   2007
                                                                                   10.00             12.18              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $11.17            $ 6.86            (106)  2008
                                                                                   10.84             11.17          86,041   2007
                                                                                   10.00             10.84              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 9.97            $ 6.10              --   2008
                                                                                    9.93              9.97              --   2007
                                                                                   10.00              9.93              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $11.58            $ 8.02       5,483,458   2008
                                                                                   10.58             11.58       4,058,682   2007
                                                                                   10.00             10.58       1,286,973   2006
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $11.45            $ 7.18              --   2008
                                                                                   10.82             11.45              --   2007
                                                                                   10.00             10.82              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                    $10.00            $ 6.42              --   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                            $10.00            $ 6.56         136,840   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                  $10.00            $ 7.01              --   2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                     $10.00            $ 7.58        291,768    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                           $10.00            $ 7.46        361,015    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                 $10.00            $ 7.23        490,317    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                      $10.00            $ 6.87        132,359    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                   $10.00            $ 7.64        115,950    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                 $10.00            $10.57        205,889    2008
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $11.39            $ 9.37        239,445    2008
                                                                                 10.53             11.39         92,890    2007
                                                                                 10.00             10.53         20,746    2006
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $13.98            $ 7.63        348,823    2008
                                                                                 10.44             13.98        117,454    2007
                                                                                 10.00             10.44         39,101    2006
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $10.15            $ 5.92             --    2008
                                                                                 10.32             10.15             --    2007
                                                                                 10.00             10.32             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.97            $ 6.36         21,088    2008
                                                                                 10.66              9.97         57,064    2007
                                                                                 10.00             10.66         39,823    2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.47            $ 5.89             --    2008
                                                                                 10.73              9.47             --    2007
                                                                                 10.00             10.73             --    2006
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.17            $ 6.90             --    2008
                                                                                 10.26             11.17             --    2007
                                                                                 10.00             10.26             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $11.48            $ 7.51             --    2008
                                                                                 10.64             11.48             --    2007
                                                                                 10.00             10.64             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.88            $ 8.29        227,019    2008
                                                                                 10.68             10.88        196,785    2007
                                                                                 10.00             10.68         43,330    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $15.22            $ 9.28             --    2008
                                                                                 12.17             15.22             --    2007
                                                                                 10.00             12.17             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $10.94            $ 6.05        113,328    2008
                                                                                 10.18             10.94         72,022    2007
                                                                                 10.00             10.18          5,495    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $11.36            $ 6.05          1,481    2008
                                                                                 10.59             11.36          1,137    2007
                                                                                 10.00             10.59             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $11.01            $ 6.44        208,954    2008
                                                                                 10.70             11.01             --    2007
                                                                                 10.00             10.70         78,861    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.92            $ 6.57        479,919    2008
                                                                                  9.94             10.92          4,507    2007
                                                                                 10.00              9.94             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.61            $ 5.84         93,675    2008
                                                                               9.60              9.61        113,304    2007
                                                                              10.00              9.60             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.98            $ 4.97             --    2008
                                                                              10.78              9.98             --    2007
                                                                              10.00             10.78         32,450    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.00            $ 9.07             --    2008
                                                                              10.37             11.00             --    2007
                                                                              10.00             10.37             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.66            $ 7.99        125,426    2008
                                                                              10.50             10.66          2,062    2007
                                                                              10.00             10.50         35,748    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.41            $13.12         66,036    2008
                                                                              10.60             11.41        115,955    2007
                                                                              10.00             10.60         30,642    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.75            $10.50        727,234    2008
                                                                              10.21             10.75        815,414    2007
                                                                              10.00             10.21             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.01            $11.32        200,239    2008
                                                                              10.33             11.01        123,745    2007
                                                                              10.00             10.33        158,602    2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $11.40            $ 6.77            (43)   2008
                                                                              10.56             11.40        114,414    2007
                                                                              10.00             10.56         69,893    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.95            $ 6.71             --    2008
                                                                              10.01             10.95             --    2007
                                                                              10.00             10.01             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.85            $ 6.36         73,101    2008
                                                                               9.57             13.85         24,009    2007
                                                                              10.00              9.57             --    2006
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.84            $ 6.74             --    2008
                                                                              10.25             11.84             --    2007
                                                                              10.00             10.25             --    2006
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.72            $ 7.37        114,583    2008
                                                                              10.00              9.72         80,905    2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $10.94            $ 5.46             --    2008
                                                                               9.57             10.94             --    2007
                                                                              10.00              9.57             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $10.46            $ 6.59           (230)   2008
                                                                              10.93             10.46        151,862    2007
                                                                              10.00             10.93         15,157    2006
----------------------------------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $10.48            $ 4.93             --    2008
                                                                           10.58             10.48             --    2007
                                                                           10.00             10.58             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $10.77            $ 6.06             --    2008
                                                                            9.84             10.77             --    2007
                                                                           10.00              9.84             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.37            $ 7.77             --    2008
                                                                           10.75             11.37             --    2007
                                                                           10.00             10.75             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $12.29            $ 7.15         41,574    2008
                                                                           10.98             12.29         67,654    2007
                                                                           10.00             10.98         45,570    2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.17            $ 6.94         15,181    2008
                                                                           10.00             10.17          1,903    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $11.96            $ 6.15             --    2008
                                                                           10.20             11.96             --    2007
                                                                           10.00             10.20             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $11.30            $ 6.55         10,189    2008
                                                                           11.02             11.30             --    2007
                                                                           10.00             11.02             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $11.52            $ 5.26         76,428    2008
                                                                           11.16             11.52        167,961    2007
                                                                           10.00             11.16        104,544    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $10.96            $ 6.45             --    2008
                                                                            9.86             10.96             --    2007
                                                                           10.00              9.86             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.45            $ 5.56          2,556    2008
                                                                            9.40             10.45             --    2007
                                                                           10.00              9.40             --    2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.86            $10.45         81,502    2008
                                                                           11.16             10.86             --    2007
                                                                           10.00             11.16          1,333    2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $11.03            $ 6.80             --    2008
                                                                           11.11             11.03             --    2007
                                                                           10.00             11.11             --    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $11.92            $ 9.36        427,116    2008
                                                                           10.44             11.92        506,774    2007
                                                                           10.00             10.44        276,534    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $10.63            $ 6.14             --    2008
                                                                           10.06             10.63             --    2007
                                                                           10.00             10.06             --    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 9.63            $ 5.63             --    2008
                                                                            9.96              9.63             --    2007
                                                                           10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $11.70            $ 6.93          3,012    2008
                                                                                 10.18             11.70             --    2007
                                                                                 10.00             10.18             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $12.35            $ 6.22         32,358    2008
   Class B                                                                       10.56             12.35         67,286    2007
                                                                                 10.00             10.56         55,832    2006
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.14            $ 7.23         29,854    2008
                                                                                 10.21             10.14         62,163    2007
                                                                                 10.00             10.21             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.50            $ 9.54             --    2008
                                                                                 10.11             10.50             --    2007
                                                                                 10.00             10.11             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.88            $ 7.73             --    2008
                                                                                  9.96             10.88             --    2007
                                                                                 10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $10.65            $ 7.70             --    2008
                                                                                 10.56             10.65             --    2007
                                                                                 10.00             10.56             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $12.17            $ 6.92         30,366    2008
                                                                                 10.32             12.17             --    2007
                                                                                 10.00             10.32             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $11.03            $ 7.10        251,603    2008
                                                                                 10.38             11.03        271,269    2007
                                                                                 10.00             10.38        238,725    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $11.74            $ 6.58         10,639    2008
                                                                                 10.24             11.74         67,055    2007
                                                                                 10.00             10.24         34,925    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $10.58            $ 6.07             --    2008
                                                                                 10.14             10.58             --    2007
                                                                                 10.00             10.14             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $10.87            $ 6.08          9,187    2008
                                                                                 10.98             10.87         57,460    2007
                                                                                 10.00             10.98             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $11.53            $ 6.55             --    2008
                                                                                 10.55             11.53             --    2007
                                                                                 10.00             10.55             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $12.47            $ 6.43             --    2008
                                                                                 10.07             12.47             --    2007
                                                                                 10.00             10.07             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $10.06            $ 9.50            451    2008
                                                                                 10.00             10.06         55,402    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $11.04            $ 6.52            339    2008
                                                                                  9.78             11.04         25,174    2007
                                                                                 10.00              9.78             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.90            $ 5.19              --   2008
                                                                                   10.57             10.90              --   2007
                                                                                   10.00             10.57              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.21            $ 7.71       1,640,061   2008
                                                                                   11.05             11.21       1,760,165   2007
                                                                                   10.00             11.05       1,041,563   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.89            $ 6.20          38,189   2008
                                                                                   10.00              9.89          30,853   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.99            $ 6.76          73,966   2008
                                                                                   10.86             10.99           8,492   2007
                                                                                   10.00             10.86          33,182   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.01            $ 6.21          14,742   2008
                                                                                   11.00             11.01              --   2007
                                                                                   10.00             11.00              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.74            $ 7.70              --   2008
                                                                                   10.90             11.74              --   2007
                                                                                   10.00             10.90              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.60            $ 9.83              --   2008
                                                                                   10.34             10.60              --   2007
                                                                                   10.00             10.34          79,378   2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.90            $ 6.63             336   2008
                                                                                    9.90             10.90          25,347   2007
                                                                                   10.00              9.90              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.44            $10.44          32,274   2008
                                                                                   10.17             10.44          23,137   2007
                                                                                   10.00             10.17          16,191   2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.74            $ 6.66              --   2008
                                                                                   10.43             10.74              --   2007
                                                                                   10.00             10.43              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.13            $ 6.34          16,180   2008
                                                                                   12.16             10.13              --   2007
                                                                                   10.00             12.16              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $11.13            $ 6.81           2,547   2008
                                                                                   10.83             11.13          37,069   2007
                                                                                   10.00             10.83              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 9.93            $ 6.06              --   2008
                                                                                    9.92              9.93              --   2007
                                                                                   10.00              9.92              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $11.53            $ 7.96       2,391,613   2008
                                                                                   10.57             11.53       2,574,597   2007
                                                                                   10.00             10.57       1,511,287   2006
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $11.41            $ 7.13              --   2008
                                                                                   10.80             11.41              --   2007
                                                                                   10.00             10.80              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                    $10.00            $ 6.42              --   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                            $10.00            $ 6.56          29,854   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                  $10.00            $ 7.00              --   2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                     $10.00            $ 7.58         63,554    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                           $10.00            $ 7.45         78,573    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                 $10.00            $ 7.22        106,768    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                      $10.00            $ 6.86         28,719    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                   $10.00            $ 7.63         25,256    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                 $10.00            $10.56         44,987    2008
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $11.34            $ 9.31         53,180    2008
                                                                                 10.51             11.34         48,494    2007
                                                                                 10.00             10.51         18,417    2006
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $13.92            $ 7.58         77,173    2008
                                                                                 10.42             13.92         50,205    2007
                                                                                 10.00             10.42         39,179    2006
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $10.11            $ 5.87             --    2008
                                                                                 10.30             10.11             --    2007
                                                                                 10.00             10.30             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.95            $ 6.33         13,798    2008
                                                                                 10.64              9.95         24,301    2007
                                                                                 10.00             10.64         19,211    2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.45            $ 5.86             --    2008
                                                                                 10.71              9.45             --    2007
                                                                                 10.00             10.71             --    2006
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.12            $ 6.86             --    2008
                                                                                 10.25             11.12             --    2007
                                                                                 10.00             10.25             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $11.43            $ 7.46             --    2008
                                                                                 10.62             11.43             --    2007
                                                                                 10.00             10.62             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.83            $ 8.23         83,397    2008
                                                                                 10.66             10.83         99,857    2007
                                                                                 10.00             10.66         43,333    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $15.15            $ 9.22             --    2008
                                                                                 12.15             15.15             --    2007
                                                                                 10.00             12.15             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $10.89            $ 6.00         67,320    2008
                                                                                 10.16             10.89         49,179    2007
                                                                                 10.00             10.16          3,619    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $11.31            $ 6.01             --    2008
                                                                                 10.57             11.31             --    2007
                                                                                 10.00             10.57             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $10.96            $ 6.40         47,912    2008
                                                                                 10.68             10.96             --    2007
                                                                                 10.00             10.68         75,692    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.88            $ 6.53        104,511    2008
                                                                                  9.93             10.88             --    2007
                                                                                 10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.57            $ 5.80         22,457    2008
                                                                               9.59              9.57         48,933    2007
                                                                              10.00              9.59             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.94            $ 4.94             --    2008
                                                                              10.76              9.94             --    2007
                                                                              10.00             10.76         23,000    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.95            $ 9.00             --    2008
                                                                              10.35             10.95             --    2007
                                                                              10.00             10.35             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.61            $ 7.94         28,440    2008
                                                                              10.48             10.61             --    2007
                                                                              10.00             10.48         34,294    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.36            $13.04         14,897    2008
                                                                              10.59             11.36         49,529    2007
                                                                              10.00             10.59         30,692    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.70            $10.43        167,989    2008
                                                                              10.20             10.70        350,943    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.97            $11.24         45,109    2008
                                                                              10.31             10.97         50,993    2007
                                                                              10.00             10.31        158,759    2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $11.35            $ 6.73            657    2008
                                                                              10.54             11.35         48,406    2007
                                                                              10.00             10.54         69,935    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.91            $ 6.66             --    2008
                                                                              10.00             10.91             --    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.80            $ 6.32         16,148    2008
                                                                               9.55             13.80         10,349    2007
                                                                              10.00              9.55             --    2006
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.79            $ 6.70             --    2008
                                                                              10.23             11.79             --    2007
                                                                              10.00             10.23             --    2006
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.71            $ 7.34          6,149    2008
                                                                              10.00              9.71             --    2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $10.90            $ 5.42             --    2008
                                                                               9.55             10.90             --    2007
                                                                              10.00              9.55             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $10.42            $ 6.54            843    2008
                                                                              10.91             10.42         65,295    2007
                                                                              10.00             10.91         15,166    2006
----------------------------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $10.50            $ 4.94             (0)   2008
                                                                           10.58             10.50            374    2007
                                                                           10.00             10.58             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $10.79            $ 6.08             --    2008
                                                                            9.84             10.79             --    2007
                                                                           10.00              9.84             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.39            $ 7.79             --    2008
                                                                           10.76             11.39             --    2007
                                                                           10.00             10.76             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $12.31            $ 7.17         53,753    2008
                                                                           10.99             12.31         43,187    2007
                                                                           10.00             10.99          7,519    2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.17            $ 6.95         21,419    2008
                                                                           10.00             10.17             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $11.98            $ 6.16             --    2008
                                                                           10.21             11.98             --    2007
                                                                           10.00             10.21             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $11.32            $ 6.57         10,839    2008
                                                                           11.03             11.32             --    2007
                                                                           10.00             11.03             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $11.54            $ 5.28         97,584    2008
                                                                           11.16             11.54        107,095    2007
                                                                           10.00             11.16         17,262    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $10.97            $ 6.47             --    2008
                                                                            9.87             10.97             --    2007
                                                                           10.00              9.87             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.47            $ 5.57             --    2008
                                                                            9.41             10.47             --    2007
                                                                           10.00              9.41             --    2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.87            $10.48        104,670    2008
                                                                           10.14             10.87          3,851    2007
                                                                           10.00             10.14          1,496    2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $11.05            $ 6.82             --    2008
                                                                           11.11             11.05             --    2007
                                                                           10.00             11.11             --    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $11.94            $ 9.39        567,471    2008
                                                                           10.45             11.94        356,957    2007
                                                                           10.00             10.45         27,076    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $10.64            $ 6.16             --    2008
                                                                           10.06             10.64             --    2007
                                                                           10.00             10.06             --    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 9.64            $ 5.64             --    2008
                                                                            9.96              9.64             --    2007
                                                                           10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A               $11.72            $ 6.94            --     2008
                                                                         10.19             11.72            --     2007
                                                                         10.00             10.19            --     2006
-----------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund, Variable            $12.37            $ 6.24        41,534     2008
   Series -- Class B                                                     10.56             12.37        42,914     2007
                                                                         10.00             10.56         9,186     2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $10.16            $ 7.25        36,621     2008
                                                                         10.22             10.16        41,688     2007
                                                                         10.00             10.22            --     2006
-----------------------------------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund                                      $10.52            $ 9.57            --     2008
                                                                         10.12             10.52            --     2007
                                                                         10.00             10.12            --     2006
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
 Evergreen VA Omega Fund -- Class 2                                     $10.90            $ 7.75            --     2008
                                                                          9.97             10.90            --     2007
                                                                         10.00              9.97            --     2006
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                   $10.67            $ 7.72            --     2008
                                                                         10.56             10.67            --     2007
                                                                         10.00             10.56            --     2006
-----------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                           $12.20            $ 6.94        37,167     2008
                                                                         10.33             12.20            --     2007
                                                                         10.00             10.33            --     2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-----------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                              $11.05            $ 7.12        80,141     2008
                                                                         10.38             11.05        53,223     2007
                                                                         10.00             10.38         6,510     2006
-----------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                         $11.76            $ 6.60        14,422     2008
                                                                         10.24             11.76        47,096     2007
                                                                         10.00             10.24         6,282     2006
-----------------------------------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2          $10.60            $ 6.09            --     2008
                                                                         10.15             10.60            --     2007
                                                                         10.00             10.15            --     2006
-----------------------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service Class 2                         $10.89            $ 6.10        10,217     2008
                                                                         10.99             10.89        38,291     2007
                                                                         10.00             10.99            --     2006
-----------------------------------------------------------------------------------------------------------------------
 VIP Growth & Income Portfolio -- Service Class 2                       $11.55            $ 6.57            --     2008
                                                                         10.55             11.55            --     2007
                                                                         10.00             10.55            --     2006
-----------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2                                $12.49            $ 6.44            --     2008
                                                                         10.08             12.49            --     2007
                                                                         10.00             10.08            --     2006
-----------------------------------------------------------------------------------------------------------------------
 VIP Investment Grade Bond Portfolio -- Service Class 2                 $10.07            $ 9.52            74     2008
                                                                         10.00             10.07        35,340     2007
-----------------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                               $11.06            $ 6.54            54     2008
                                                                          9.79             11.06        16,074     2007
                                                                         10.00              9.79            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.91            $ 5.20              --   2008
                                                                                   10.57             10.91              --   2007
                                                                                   10.00             10.57              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.23            $ 7.74       1,059,701   2008
                                                                                   11.06             11.23         646,787   2007
                                                                                   10.00             11.06          91,057   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.90            $ 6.21         321,039   2008
                                                                                   10.00              9.90         101,504   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $11.01            $ 6.78          95,826   2008
                                                                                   10.87             11.01           9,873   2007
                                                                                   10.00             10.87           5,972   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.03            $ 6.23          13,964   2008
                                                                                   11.01             11.03              --   2007
                                                                                   10.00             11.01              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.76            $ 7.72              --   2008
                                                                                   10.91             11.76              --   2007
                                                                                   10.00             10.91              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.61            $ 9.86              --   2008
                                                                                   10.34             10.61              --   2007
                                                                                   10.00             10.34          13,079   2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.92            $ 6.65              54   2008
                                                                                    9.91             10.92          16,191   2007
                                                                                   10.00              9.91              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.46            $10.47              --   2008
                                                                                   10.18             10.46          42,231   2007
                                                                                   10.00             10.18           2,667   2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.76            $ 6.67              --   2008
                                                                                   10.44             10.76              --   2007
                                                                                   10.00             10.44              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.14            $ 6.35          21,413   2008
                                                                                   12.17             10.14              --   2007
                                                                                   10.00             12.17              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $11.15            $ 6.83              74   2008
                                                                                   10.83             11.15          23,722   2007
                                                                                   10.00             10.83              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 9.95            $ 6.08              --   2008
                                                                                    9.92              9.95              --   2007
                                                                                   10.00              9.92              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $11.55            $ 7.98       1,426,550   2008
                                                                                   10.57             11.55         901,953   2007
                                                                                   10.00             10.57         140,284   2006
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $11.43            $ 7.15              --   2008
                                                                                   10.81             11.43              --   2007
                                                                                   10.00             10.81              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                    $10.00            $ 6.42              --   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                            $10.00            $ 6.56          39,225   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                  $10.00            $ 7.01              --   2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                     $10.00            $ 7.58         83,581    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                           $10.00            $ 7.45        103,636    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                 $10.00            $ 7.22        140,633    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                      $10.00            $ 6.86         38,059    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                   $10.00            $ 7.63         33,290    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                 $10.00            $10.56         59,037    2008
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $11.36            $ 9.33        135,817    2008
                                                                                 10.52             11.36         19,060    2007
                                                                                 10.00             10.52          2,602    2006
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $13.94            $ 7.60        100,544    2008
                                                                                 10.42             13.94         32,086    2007
                                                                                 10.00             10.42          6,479    2006
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $10.13            $ 5.89             --    2008
                                                                                 10.31             10.13             --    2007
                                                                                 10.00             10.31             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.96            $ 6.34             --    2008
                                                                                 10.65              9.96             --    2007
                                                                                 10.00             10.65          1,394    2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.46            $ 5.87             --    2008
                                                                                 10.72              9.46             --    2007
                                                                                 10.00             10.72             --    2006
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.14            $ 6.87             --    2008
                                                                                 10.25             11.14             --    2007
                                                                                 10.00             10.25             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $11.45            $ 7.48             --    2008
                                                                                 10.63             11.45             --    2007
                                                                                 10.00             10.63             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.85            $ 8.25         52,157    2008
                                                                                 10.67             10.85         16,899    2007
                                                                                 10.00             10.67          3,795    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $15.18            $ 9.24             --    2008
                                                                                 12.16             15.18             --    2007
                                                                                 10.00             12.16             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $10.91            $ 6.02         23,687    2008
                                                                                 10.17             10.91        106,352    2007
                                                                                 10.00             10.17          1,243    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $11.33            $ 6.03          4,068    2008
                                                                                 10.58             11.33          3,088    2007
                                                                                 10.00             10.58             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $10.98            $ 6.42         60,255    2008
                                                                                 10.69             10.98             --    2007
                                                                                 10.00             10.69         13,614    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.90            $ 6.55        144,341    2008
                                                                                  9.93             10.90          5,768    2007
                                                                                 10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.59            $ 5.82         27,341    2008
                                                                               9.59              9.59         32,516    2007
                                                                              10.00              9.59             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.96            $ 4.95             --    2008
                                                                              10.77              9.96             --    2007
                                                                              10.00             10.77          3,920    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.97            $ 9.03             --    2008
                                                                              10.36             10.97             --    2007
                                                                              10.00             10.36             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.63            $ 7.96         37,937    2008
                                                                              10.49             10.63          2,637    2007
                                                                              10.00             10.49          6,161    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.38            $13.07         19,175    2008
                                                                              10.59             11.38         31,888    2007
                                                                              10.00             10.59          5,057    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.72            $10.45        207,476    2008
                                                                              10.20             10.72        234,624    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.98            $11.27         55,467    2008
                                                                              10.32             10.98         32,840    2007
                                                                              10.00             10.32         26,160    2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $11.37            $ 6.74            103    2008
                                                                              10.55             11.37         30,933    2007
                                                                              10.00             10.55         11,564    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.93            $ 6.68             --    2008
                                                                              10.00             10.93             --    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.82            $ 6.33         21,202    2008
                                                                               9.56             13.82          6,606    2007
                                                                              10.00              9.56             --    2006
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.81            $ 6.72             --    2008
                                                                              10.24             11.81             --    2007
                                                                              10.00             10.24             --    2006
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.71            $ 7.35         28,762    2008
                                                                              10.00              9.71          7,738    2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $10.91            $ 5.44             --    2008
                                                                               9.56             10.91             --    2007
                                                                              10.00              9.56             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $10.44            $ 6.56            130    2008
                                                                              10.91             10.44         41,735    2007
                                                                              10.00             10.91          2,506    2006
----------------------------------------------------------------------------------------------------------------------------

           Lifetime Income Plus 2007 (for Single Annuitants) Elected

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 $10.48            $ 5.41          13,522   2008
                                                                                 10.00             10.48              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         $10.77            $ 6.79              --   2008
                                                                                 10.00             10.77              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                  $11.37            $ 7.77              --   2008
                                                                                 10.00             11.37              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        $12.29            $ 8.73         224,328   2008
                                                                                 10.00             12.29          67,654   2007
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               $10.17            $ 6.94         250,498   2008
                                                                                 11.96             10.17           1,903   2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                 $11.96            $ 6.79              --   2008
                                                                                 10.00             11.96              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      $11.30            $ 7.14             576   2008
                                                                                 10.00             11.30              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    $11.52            $ 6.64         392,418   2008
                                                                                 10.00             11.52         167,961   2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $10.96            $ 6.94              --   2008
                                                                                 10.00             10.96              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $10.45            $ 5.56              --   2008
                                                                                 10.00             10.45              --   2007
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.86            $10.23         469,985   2008
                                                                                 10.00             10.86              --   2007
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $11.03            $ 7.63              --   2008
                                                                                 10.00             11.03              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $11.92            $10.58       2,200,439   2008
                                                                                 10.00             11.92         506,774   2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $10.63            $ 6.93              --   2008
                                                                                 10.00             10.63              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 9.63            $ 6.56              --   2008
                                                                                 10.00              9.63              --   2007
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $11.70            $ 7.51           2,923   2008
                                                                                 10.00             11.70              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $12.35            $ 7.92         165,583   2008
   Class B                                                                       10.00             12.35          67,286   2007
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.14            $ 7.33         166,425   2008
                                                                                 10.00             10.14          62,163   2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.50            $ 9.83              --   2008
                                                                                 10.00             10.50              --   2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                              $10.88            $ 8.40              --   2008
                                                                                   10.00             10.88              --   2007
---------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            $10.65            $ 7.97             105   2008
                                                                                   10.00             10.65              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $12.17            $ 7.97         157,466   2008
                                                                                   10.00             12.17              --   2007
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $11.03            $ 7.10         787,546   2008
                                                                                   10.00             11.03         271,269   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $11.74            $ 7.48           3,766   2008
                                                                                   10.00             11.74          67,055   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $10.58            $ 7.23              --   2008
                                                                                   10.00             10.58              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $10.87            $ 6.83          15,931   2008
                                                                                   10.00             10.87          57,460   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $11.53            $ 7.24              --   2008
                                                                                   10.00             11.53              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $12.47            $ 7.00          10,702   2008
                                                                                   10.00             12.47              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.06            $ 9.50           2,342   2008
                                                                                   10.00             10.06          55,402   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.04            $ 7.81           9,070   2008
                                                                                   10.00             11.04          25,174   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.90            $ 5.99              --   2008
                                                                                   10.00             10.90              --   2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.21            $ 8.00       6,963,165   2008
                                                                                   10.00             11.21       1,760,165   2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.89            $ 6.20       2,623,472   2008
                                                                                   10.00              9.89          30,853   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.99            $ 6.76         455,008   2008
                                                                                   10.00             10.99           8,492   2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.01            $ 6.21             324   2008
                                                                                   10.00             11.01              --   2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.74            $ 8.42              --   2008
                                                                                   10.00             11.74              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.60            $ 9.72              --   2008
                                                                                   10.00             10.60              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.90            $ 7.46           1,453   2008
                                                                                   10.00             10.90          25,347   2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.44            $10.53          63,958   2008
                                                                                   10.00             10.44          23,137   2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.74            $ 7.07              --   2008
                                                                                   10.00             10.74              --   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                 $10.13            $ 7.26          90,342   2008
                                                                                 10.00             10.13              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                         $11.13            $ 7.40           2,124   2008
                                                                                 10.00             11.13          37,069   2007
-------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                       $ 9.93            $ 7.02              --   2008
                                                                                 10.00              9.93              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                           $11.53            $ 7.96      10,557,408   2008
                                                                                 10.00             11.53       2,574,597   2007
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                            $11.41            $ 7.76              --   2008
                                                                                 10.00             11.41              --   2007
-------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                  $10.00            $ 6.42              --   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                          $10.00            $ 6.56         191,685   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                $10.00            $ 7.00              --   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                     $10.00            $ 7.58         408,855   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                           $10.00            $ 7.45         503,941   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                 $10.00            $ 7.22         686,599   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                      $10.00            $ 6.86         184,021   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                   $10.00            $ 7.63         162,084   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                 $10.00            $10.56         287,627   2008
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $11.34            $ 9.97         421,544   2008
                                                                                 10.00             11.34          48,494   2007
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $13.92            $ 8.17         458,703   2008
                                                                                 10.00             13.92          50,205   2007
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $10.11            $ 6.43              --   2008
                                                                                 10.00             10.11              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.95            $ 6.33          21,654   2008
                                                                                 10.00              9.95          24,301   2007
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.45            $ 5.86              --   2008
                                                                                 10.00              9.45              --   2007
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.12            $ 7.33             116   2008
                                                                                 10.00             11.12              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $11.43            $ 8.13              --   2008
                                                                                 10.00             11.43              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.83            $ 8.58         515,678   2008
                                                                                 10.00             10.83          99,857   2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $15.15            $ 9.73              --   2008
                                                                                 10.00             15.15              --   2007
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $10.89            $ 6.08         218,789   2008
                                                                                 10.00             10.89         140,261   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $11.31            $ 6.59              --   2008
                                                                                 10.00             11.31              --   2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $10.96            $ 7.37        254,637    2008
                                                                              10.00             10.96             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $10.88            $ 7.18        611,144    2008
                                                                              10.00             10.88             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.57            $ 6.93        104,133    2008
                                                                              10.00              9.57        232,958    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.94            $ 5.50             --    2008
                                                                              10.00              9.94             --    2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.95            $ 9.00             --    2008
                                                                              10.00             10.95             --    2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.61            $ 8.16        159,852    2008
                                                                              10.00             10.61             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.36            $12.22        113,379    2008
                                                                              10.00             11.36         49,529    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.70            $10.38        966,630    2008
                                                                              10.00             10.70        350,943    2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.97            $11.05        283,712    2008
                                                                              10.00             10.97         50,993    2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $11.35            $ 7.57          2,799    2008
                                                                              10.00             11.35        267,868    2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.91            $ 7.11             --    2008
                                                                              10.00             10.91          1,445    2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.80            $ 8.63         75,459    2008
                                                                              10.00             13.80         47,076    2007
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.79            $ 7.12             --    2008
                                                                              10.00             11.79             --    2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.71            $ 7.34        122,823    2008
                                                                              10.00              9.71             --    2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $10.90            $ 6.00             --    2008
                                                                              10.00             10.90             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $10.42            $ 7.17          3,679    2008
                                                                              10.00             10.42         65,295    2007
----------------------------------------------------------------------------------------------------------------------------

           Lifetime Income Plus 2007 (for Joint Annuitants) Elected

                                                                                                               Number of
                                                                             Accumulation      Accumulation   Accumulation
                                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                                               Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 $ 9.50            $ 4.65             --     2008
                                                                                 10.00              9.50             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         $10.39            $ 6.14             --     2008
                                                                                 10.00             10.39             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                  $ 9.92            $ 7.19             --     2008
                                                                                 10.00              9.92             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        $10.36            $ 6.57         37,227     2008
                                                                                 10.00             10.36          2,301     2007
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               $10.17            $ 6.93         32,459     2008
                                                                                 10.00             10.17             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                 $11.47            $ 5.98             --     2008
                                                                                 10.00             11.47             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      $ 9.90            $ 5.94             --     2008
                                                                                 10.00              9.90             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    $ 9.85            $ 4.76         74,837     2008
                                                                                 10.00              9.85          5,657     2007
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $10.80            $ 6.48             --     2008
                                                                                 10.00             10.80             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $10.53            $ 5.96             --     2008
                                                                                 10.00             10.53             --     2007
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.55            $10.22         54,838     2008
                                                                                 10.00             10.55             --     2007
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 9.44            $ 6.12             --     2008
                                                                                 10.00              9.44             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.95            $ 8.97        581,449     2008
                                                                                 10.00             10.95         27,489     2007
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $10.02            $ 6.05             --     2008
                                                                                 10.00             10.02             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 9.28            $ 5.69             --     2008
                                                                                 10.00              9.28             --     2007
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $11.16            $ 6.81             --     2008
                                                                                 10.00             11.16             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $11.32            $ 6.01         28,966     2008
   Class B                                                                       10.00             11.32          2,107     2007
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 9.79            $ 7.08         22,060     2008
                                                                                 10.00              9.79          1,618     2007
--------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.64            $ 9.35             --     2008
                                                                                 10.00              9.64             --     2007
--------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.21            $ 7.66             --     2008
                                                                                 10.00             10.21             --     2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                   $ 9.77            $ 7.30              --    2008
                                                                         10.00              9.77              --    2007
------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                           $11.12            $ 6.70          21,781    2008
                                                                         10.00             11.12              --    2007
------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                              $10.07            $ 6.81         147,191    2008
                                                                         10.00             10.07              --    2007
------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                         $10.99            $ 6.39           3,604    2008
                                                                         10.00             10.99           1,800    2007
------------------------------------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2          $ 9.95            $ 5.98              --    2008
                                                                         10.00              9.95              --    2007
------------------------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service Class 2                         $ 9.40            $ 5.54           3,365    2008
                                                                         10.00              9.40           1,676    2007
------------------------------------------------------------------------------------------------------------------------
 VIP Growth & Income Portfolio -- Service Class 2                       $10.43            $ 6.17              --    2008
                                                                         10.00             10.43              --    2007
------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2                                $11.80            $ 6.29              --    2008
                                                                         10.00             11.80              --    2007
------------------------------------------------------------------------------------------------------------------------
 VIP Investment Grade Bond Portfolio -- Service Class 2                 $10.06            $ 9.48           1,790    2008
                                                                         10.00             10.06           1,580    2007
------------------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                               $10.57            $ 6.61           1,422    2008
                                                                         10.00             10.57             751    2007
------------------------------------------------------------------------------------------------------------------------
 VIP Value Strategies Portfolio -- Service Class 2                      $ 9.23            $ 4.90              --    2008
                                                                         10.00              9.23              --    2007
------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund -- Class 2 Shares                      $11.21            $ 6.98       1,024,968    2008
                                                                         10.00             11.21              --    2007
------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton VIP Founding Funds Allocation Fund -- Class         $ 9.89            $ 6.20         512,715    2008
   2 Shares                                                              10.00              9.89          21,624    2007
------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2 Shares                        $11.01            $ 6.21          57,748    2008
                                                                         10.00             11.01              --    2007
------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund -- Class 2 Shares                     $ 9.61            $ 5.65              --    2008
                                                                         10.00              9.61              --    2007
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
 Core Value Equity Fund -- Class 1 Shares                               $10.23            $ 7.03              --    2008
                                                                         10.00             10.23              --    2007
------------------------------------------------------------------------------------------------------------------------
 Income Fund -- Class 1 Shares                                          $10.12            $ 9.47              --    2008
                                                                         10.00             10.12              --    2007
------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Equity Fund -- Class 1 Shares                                  $10.23            $ 6.67           1,444    2008
                                                                         10.00             10.23             771    2007
------------------------------------------------------------------------------------------------------------------------
 Money Market Fund                                                      $10.17            $10.25          50,809    2008
                                                                         10.00             10.17              --    2007
------------------------------------------------------------------------------------------------------------------------
 Premier Growth Equity Fund -- Class 1 Shares                           $ 9.98            $ 6.33              --    2008
                                                                         10.00              9.98              --    2007
------------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                          $ 8.13            $ 5.23          14,383    2008
                                                                         10.00              8.13              --    2007
------------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                                  $ 9.84            $ 6.26           2,187    2008
                                                                         10.00              9.84           1,200    2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation   Accumulation
                                                                           Unit Values at    Unit Values at Unit Values at
Subaccounts                                                              Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                      $ 9.46            $ 6.11              --    2008
                                                                                10.00              9.46              --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                          $10.45            $ 7.52       1,784,987    2008
                                                                                10.00             10.45          78,715    2007
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                           $10.12            $ 6.56              --    2008
                                                                                10.00             10.12              --    2007
-------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                 $10.00            $ 6.41              --    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                         $10.00            $ 6.56          22,323    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                               $10.00            $ 7.00              --    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                    $10.00            $ 7.57          47,658    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                          $10.00            $ 7.45          58,647    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                $10.00            $ 7.22          80,069    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                     $10.00            $ 6.86          21,401    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                  $10.00            $ 7.63          18,902    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                $10.00            $10.56          33,550    2008
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         $10.33            $ 8.80          88,847    2008
                                                                                10.00             10.33          23,138    2007
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $12.59            $ 7.19          63,377    2008
                                                                                10.00             12.59           1,579    2007
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $ 9.57            $ 5.66              --    2008
                                                                                10.00              9.57              --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I          $ 9.51            $ 5.85              --    2008
                                                                                10.00              9.51              --    2007
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 $10.42            $ 6.63              --    2008
                                                                                10.00             10.42              --    2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        $10.26            $ 6.97              --    2008
                                                                                10.00             10.26              --    2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           $ 9.76            $ 7.69          45,536    2008
                                                                                10.00              9.76           6,687    2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              $10.97            $ 7.52              --    2008
                                                                                10.00             10.97              --    2007
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               $ 9.72            $ 5.55          43,340    2008
                                                                                10.00              9.72          34,668    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   $10.60            $ 5.85              --    2008
                                                                                10.00             10.60              --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      $ 9.86            $ 6.04          36,144    2008
                                                                                10.00              9.86              --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            $ 9.76            $ 6.09          83,875    2008
                                                                                10.00              9.76              --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  $ 9.02            $ 5.85          15,264    2008
                                                                                10.00              9.02          35,053    2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation   Accumulation
                                                                         Unit Values at    Unit Values at Unit Values at
Subaccounts                                                            Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Non Service Shares                           $10.01            $ 5.12             --     2008
                                                                              10.00             10.01             --     2007
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.29            $ 8.65             --     2008
                                                                              10.00             10.29             --     2007
-----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 9.86            $ 7.58         19,452     2008
                                                                              10.00              9.86             --     2007
-----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.61            $12.14         13,054     2008
                                                                              10.00             10.61          1,508     2007
-----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.41            $10.20        121,554     2008
                                                                              10.00             10.41          9,150     2007
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.54            $10.83         34,307     2008
                                                                              10.00             10.54          1,512     2007
-----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.26            $ 6.32          2,902     2008
                                                                              10.00             10.26         42,388     2007
-----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.60            $ 6.60             --     2008
                                                                              10.00             10.60             --     2007
-----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $12.94            $ 6.56         12,226     2008
                                                                              10.00             12.94          8,187     2007
-----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.71            $ 7.33         15,084     2008
                                                                              10.00              9.71             --     2007
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.14            $ 5.99          3,890     2008
                                                                              10.00              9.14          2,138     2007
-----------------------------------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected

                                                                                                               Number of
                                                                             Accumulation      Accumulation   Accumulation
                                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                                               Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 $ 9.70            $ 4.60              --    2008
                                                                                 10.00              9.70              --    2007
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         $ 9.72            $ 5.51           1,209    2008
                                                                                 10.00              9.72              --    2007
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                  $ 9.69            $ 6.67          32,459    2008
                                                                                 10.00              9.69              --    2007
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        $ 9.65            $ 5.65       1,127,079    2008
                                                                                 10.00              9.65          39,725    2007
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               $ 9.78            $ 6.73         506,480    2008
                                                                                 10.00              9.78           6,264    2007
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                 $ 9.82            $ 5.09          11,298    2008
                                                                                 10.00              9.82              --    2007
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      $ 9.72            $ 5.68          11,636    2008
                                                                                 10.00              9.72              --    2007
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    $ 9.52            $ 4.38       1,744,136    2008
                                                                                 10.00              9.52          92,949    2007
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $ 9.79            $ 5.80              --    2008
                                                                                 10.00              9.79              --    2007
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $ 9.75            $ 5.22          27,189    2008
                                                                                 10.00              9.75              --    2007
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.16            $ 9.85       1,533,527    2008
                                                                                 10.00             10.16              --    2007
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 9.63            $ 5.99          64,652    2008
                                                                                 10.00              9.63              --    2007
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.90            $ 7.84       5,634,243    2008
                                                                                 10.00              9.90         305,585    2007
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 9.74            $ 5.68              --    2008
                                                                                 10.00              9.74              --    2007
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 9.69            $ 5.71          27,197    2008
                                                                                 10.00              9.69              --    2007
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 9.71            $ 5.80         162,267    2008
                                                                                 10.00              9.71              --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 9.64            $ 4.89         898,635    2008
   Class B                                                                       10.00              9.64          39,763    2007
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.02            $ 7.19         564,720    2008
                                                                                 10.00             10.02          20,473    2007
--------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.58            $ 8.77              --    2008
                                                                                 10.00              9.58              --    2007
--------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 9.69            $ 6.93              19    2008
                                                                                 10.00              9.69              --    2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation   Accumulation
                                                                              Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                 Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            $ 9.99            $ 7.28           1,361
                                                                                   10.00              9.99              --
------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $ 9.85            $ 5.64         643,255
                                                                                   10.00              9.85              --
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $ 9.83            $ 6.38         476,826
                                                                                   10.00              9.83           5,021
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 9.80            $ 5.53         451,259
                                                                                   10.00              9.80          33,245
------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.36            $ 5.41           2,542
                                                                                   10.00              9.36              --
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.64            $ 5.43          90,931
                                                                                   10.00              9.64          27,601
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.73            $ 5.57          15,414
                                                                                   10.00              9.73              --
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.72            $ 5.05              --
                                                                                   10.00              9.72              --
------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.09            $ 9.60          93,882
                                                                                   10.00             10.09          20,423
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.78            $ 5.82          61,203
                                                                                   10.00              9.78          11,593
------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.61            $ 4.62          16,218
                                                                                   10.00              9.61              --
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.87            $ 6.84       6,904,132
                                                                                   10.00              9.87          99,758
------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.73            $ 6.15       3,314,297
                                                                                   10.00              9.73         110,261
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.68            $ 6.00       1,576,082
                                                                                   10.00              9.68              --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 9.64            $ 5.48         100,823
                                                                                   10.00              9.64              --
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.82            $ 6.49          13,307
                                                                                   10.00              9.82              --
------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.11            $ 9.46          78,777
                                                                                   10.00             10.11              --
------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.75            $ 5.97          73,858
                                                                                   10.00              9.75          11,548
------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.02            $10.09          48,977
                                                                                   10.00             10.02              --
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.79            $ 6.11              --
                                                                                   10.00              9.79              --
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 9.01            $ 5.68         493,103
                                                                                   10.00              9.01              --
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 9.69            $ 5.98          57,237
                                                                                   10.00              9.69          21,489
------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                 Year
--------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                      2008
                                                                            2007
--------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                              2008
                                                                            2007
--------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
--------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                 2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                            2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2             2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                            2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                          2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                   2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                    2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                  2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                         2008
                                                                            2007
--------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                         2008
                                                                            2007
--------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares   2008
                                                                            2007
--------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                           2008
                                                                            2007
--------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                        2008
                                                                            2007
--------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                  2008
                                                                            2007
--------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                             2008
                                                                            2007
--------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                     2008
                                                                            2007
--------------------------------------------------------------------------------
  Money Market Fund                                                         2008
                                                                            2007
--------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                              2008
                                                                            2007
--------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                             2008
                                                                            2007
--------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                     2008
                                                                            2007
--------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation   Accumulation
                                                                           Unit Values at    Unit Values at Unit Values at
Subaccounts                                                              Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                      $ 9.62            $ 5.92           19,497   2008
                                                                                10.00              9.62               --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                          $ 9.82            $ 6.83       14,894,437   2008
                                                                                10.00              9.82          450,066   2007
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                           $ 9.77            $ 6.16           16,571   2008
                                                                                10.00              9.77               --   2007
-------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                 $10.00            $ 6.43           18,678   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                         $10.00            $ 6.58          525,607   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                               $10.00            $ 7.02           50,873   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                    $10.00            $ 7.59        1,231,719   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                          $10.00            $ 7.47        1,500,197   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                $10.00            $ 7.24        2,086,602   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                     $10.00            $ 6.88          602,995   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                  $10.00            $ 7.65          448,485   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                $10.00            $10.58          882,707   2008
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         $ 9.84            $ 8.14          683,565   2008
                                                                                10.00              9.84            5,432   2007
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $ 9.93            $ 5.45        2,115,312   2008
                                                                                10.00              9.93           32,519   2007
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $ 9.71            $ 5.69            6,211   2008
                                                                                10.00              9.71               --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I          $ 9.68            $ 6.05               --   2008
                                                                                10.00              9.68               --   2007
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 $ 9.79            $ 6.08               --   2008
                                                                                10.00              9.79               --   2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        $ 9.74            $ 6.41               --   2008
                                                                                10.00              9.74               --   2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           $ 9.84            $ 7.54          485,109   2008
                                                                                10.00              9.84           11,646   2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              $ 9.83            $ 6.03           37,306   2008
                                                                                10.00              9.83               --   2007
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               $ 9.83            $ 5.46          208,141   2008
                                                                                10.00              9.83              303   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   $ 9.71            $ 5.20           15,702   2008
                                                                                10.00              9.71               --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      $ 9.69            $ 5.70        1,232,411   2008
                                                                                10.00              9.69               --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            $ 9.68            $ 5.86        2,312,178   2008
                                                                                10.00              9.68               --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  $ 9.63            $ 5.89          428,079   2008
                                                                                10.00              9.63           19,553   2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation   Accumulation
                                                                         Unit Values at    Unit Values at Unit Values at
Subaccounts                                                            Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.63            $ 4.82              --    2008
                                                                              10.00              9.63              --    2007
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.99            $ 8.28           7,574    2008
                                                                              10.00              9.99              --    2007
-----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.03            $ 7.56         551,720    2008
                                                                              10.00             10.03              --    2007
-----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.23            $11.83         427,860    2008
                                                                              10.00             10.23          20,299    2007
-----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.07            $ 9.88       3,290,168    2008
                                                                              10.00             10.07         122,592    2007
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.13            $10.46       1,392,203    2008
                                                                              10.00             10.13          20,392    2007
-----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 9.65            $ 5.76          31,738    2008
                                                                              10.00              9.65          25,579    2007
-----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.77            $ 6.01              --    2008
                                                                              10.00              9.77              --    2007
-----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $10.13            $ 4.67         586,994    2008
                                                                              10.00             10.13           7,434    2007
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 9.75            $ 5.58              --    2008
                                                                              10.00              9.75              --    2007
-----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.73            $ 7.41         115,124    2008
                                                                              10.00              9.73           1,891    2007
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.50            $ 6.01          56,121    2008
                                                                              10.00              9.50          31,574    2007
-----------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information

The Company........................................................................................................... B-3

The Separate Account.................................................................................................. B-3

Additional Information About the Guarantee Account.................................................................... B-3

The Contracts......................................................................................................... B-4
   Transfer of Annuity Units.......................................................................................... B-4
   Net Investment Factor.............................................................................................. B-4

Termination of Participation Agreements............................................................................... B-4

Calculation of Performance Data....................................................................................... B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund
     -- Money Market Portfolio........................................................................................ B-5
   Other Subaccounts.................................................................................................. B-6
   Other Performance Data............................................................................................. B-7

Tax Matters........................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company............................................................ B-7
   IRS Required Distributions......................................................................................... B-8

General Provisions.................................................................................................... B-8
   Using the Contracts as Collateral.................................................................................. B-8
   The Beneficiary.................................................................................................... B-8
   Non-Participating.................................................................................................. B-8
   Misstatement of Age or Gender...................................................................................... B-8
   Incontestability................................................................................................... B-8
   Statement of Values................................................................................................ B-8
   Trust as Owner or Beneficiary...................................................................................... B-9
   Written Notice..................................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans......................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company............................................................. B-9

Experts............................................................................................................... B-9

Financial Statements.................................................................................................. B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (RetireReady/SM/ Choice) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date